Filed with the Securities and Exchange Commission on September 18, 2019
REGISTRATION NO. 333-184892
INVESTMENT COMPANY ACT NO. 811-07975
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 12
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 166
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PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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WILLIAM J. EVERS, ESQ.
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREEET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on October 17, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on __________ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 12 to Registration Statement No. 333-184892 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 12 incorporates by reference the prospectus dated April 29, 2019, contained in Part A of Post-Effective Amendment No. 11 filed on April 8, 2019.

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PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY B SERIESSM
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY C SERIESSM

PRUDENTIAL PREMIER® ADVISORSM VARIABLE ANNUITY SERIES

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated October 17, 2019
to Prospectuses dated April 29, 2019

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.

This supplement contains information about one additional variable investment option available for your Annuity if your Annuity is issued based on an application signed on or after November 18, 2019 and unless you elect any optional death benefit for your Annuity. As noted below, this variable investment option is available whether or not you elect an optional living benefit for your Annuity. It is not available if you elect any optional death benefit for your Annuity; not all contracts offer optional death benefits.

The following changes are made to the Prospectus:

•	The list entitled “VARIABLE INVESTMENT OPTIONS” at the beginning of the Prospectus is amended by adding the AST Dimensional Global Core Allocation Portfolio*.

•	The footnote below is added to the footnotes that follow the list entitled “Variable Investment Options”

*Available for Annuities issued based on applications signed on or after November 18, 2019.The variable investment option is available whether or not an optional living benefit is elected for your Annuity but is not available if you elect any optional death benefit for your Annuity (not all contracts offer optional death benefits).

•
The annual expenses for the AST Dimensional Global Core Allocation Portfolio are shown below. The table captioned “UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES” in the “SUMMARY OF CONTRACT FEES AND CHARGES” section of the Prospectus is supplemented with the information about the Portfolio shown below:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Dimensional Global Core Allocation Portfolio1 *	0.68%	0.06%[2]	0.25%	0.00%	0.00%	0.25%	1.24%	0.36%	0.88%

[1]	The Portfolio will commence operations on or about November 18, 2019.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $250 million for the Portfolio for the fiscal period ending December 31, 2020.

*The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser until June 30, 2021. The decision to renew, modify or discontinue the arrangement after June 30, 2021 will be subject to review and approval by the Board. The Manager has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the

GENPRODSUP4

Portfolio so that the Portfolio’s investment management fee (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser) (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.88% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

•
In the “INVESTMENT OPTIONS” section of the Prospectus, information pertaining to the AST Dimensional Global Core Allocation Portfolio is added to the table of information about the Portfolios as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Dimensional Global Core Allocation Portfolio	Seeks to achieve long-term capital appreciation	PGIM Investments LLC Dimensional Fund Advisors LP
PGIM Investments LLC manages each of the portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC to many of the portfolios of AST.

•	In the “LIMITATIONS WITH OPTIONAL LIVING BENEFITS” section of the Prospectus, the AST Dimensional Global Core Allocation Portfolio is added to the list of “Permitted Sub-accounts.”

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

GENPRODSUP4

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 29, 2019, as Supplemented October 17, 2019
(For Annuities offering Highest Daily Lifetime® Income v2.1 Optional Benefits and Highest Daily Lifetime® Income v3.0 Optional Benefits)
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier® Retirement Variable Annuity B SeriesSM ("B SERIES"), Prudential Premier® Retirement Variable Annuity L SeriesSM ("L SERIES"), and Prudential Premier® Retirement Variable Annuity C SeriesSM ("C SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). Each Annuity is purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). Subject to certain restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the L Series, the B Series and the C Series prospectus dated April 29, 2019, as supplemented October 17, 2019 (For Annuities offering Highest Daily Lifetime® Income v2.1 Optional Benefits and Highest Daily Lifetime® Income v3.0 Optional Benefits). To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
The Prudential Premier® Retirement Variable Annuity B SeriesSM ("B Series"), Prudential Premier® Retirement Variable Annuity L SeriesSM ("L Series"), and Prudential Premier® Retirement Variable Annuity C SeriesSM ("C Series") are service marks of The Prudential Insurance Company of America.

COMPANY
Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.
Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The financial statements of Pruco Life Insurance Company of New Jersey as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2018 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life of New Jersey, PAD received commissions of $73,232,387.43, $62,132,654.93 and $71,182,724.72 in 2018, 2017, and 2016, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2018) received payment with respect to annuity business during 2018 (or as to which a payment amount was accrued during 2018). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2018, non-cash compensation received by Firms and Entities ranged from $32.10 to $725,502.92. During 2018, cash compensation received by Firms ranged from $1.20 to $18,586,082.28.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life of New Jersey is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life of New Jersey and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life of New Jersey. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life of New Jersey, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life of New Jersey may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life of New Jersey in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life of New Jersey, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life of New Jersey cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
In March 2017, the New York Department of Financial Services’ (DFS) new cybersecurity regulation went into effect. The regulation requires financial institutions regulated by the New York DFS, including Pruco Life of New Jersey, to establish a cybersecurity program. The regulation includes specific technical safeguards as well as requirements regarding governance, incident planning, data management, system testing, vendor oversight and regulator notification. In addition, in October 2017, the NAIC adopted the Insurance Data Security Model Law that is consistent with the New York regulation. The Model Law in turn is expected to form the basis for legislation in other states. We are monitoring regulatory guidance and rulemaking in this area, and may be subject to increased compliance costs and regulatory requirements.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:

a.	is the net result of:

1.
the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

2.	any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b.	is the net result of:

1.
the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

2.	any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c.	is the Insurance Charge corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting principles and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

HISTORICAL ROLL-UP RATES AND WITHDRAWAL PERCENTAGES
THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 10, 2014 AND JANUARY 14, 2015.
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after January 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5%
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 – 64	4%	3.5%
65 – 69	5%	4.5%
70 – 84	5%	4.5%
85+	6%	5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2015 AND DECEMBER 14, 2015.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after December 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5%
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	2.9%	2.4%
55 - 59	3.4%	2.9%
60 – 64	3.9%	3.4%
65 – 69	4.9%	4.4%
70 – 84	4.9%	4.4%
85+	5.9%	5.4%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN DECEMBER 15, 2015 AND OCTOBER 14, 2017.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after October 15, 2017. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5%
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 – 64	4%	3.5%
65 – 69	5%	4.5%
70 – 84	5%	4.5%
85+	6%	5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2017 AND MARCH 14, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after March 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5%
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 – 64	4%	3.5%
65 – 69	5.5%	5.0%
70 – 84	5.5%	5.0%
85+	6%	5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MARCH 15, 2018 AND JUNE 14, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after June 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5%
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 - 64	4%	3.5%
65 - 69	5.5%	5%
70 - 84	5.5%	5%
85+	6%	5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 15, 2018 AND JUNE 30, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after July 1, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5%
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.10%	2.60%
55 - 59	3.60%	3.10%
60 - 64	4.10%	3.60%
65 - 69	5.60%	5.10%
70 - 84	5.60%	5.10%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 1, 2018 AND AUGUST14, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after August 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5% Compounded Growth
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.10%	2.60%
55 - 59	3.60%	3.10%
60 - 64	4.10%	3.60%
65 - 69	5.60%	5.10%
70 - 84	5.60%	5.10%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN AUGUST 15, 2018 AND DECEMBER 14, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after December 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5% Compounded Daily Growth
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.10%	2.60%
55 - 59	3.60%	3.10%
60 - 64	4.10%	3.60%
65 - 69	5.60%	5.10%
70 - 84	5.60%	5.10%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN DECEMBER 15, 2018 AND DECEMBER 31, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after January 1, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5% Compounded Daily Growth
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.30%	2.80%
55 - 59	3.80%	3.30%
60 - 64	4.70%	4.20%
65 - 69	5.70%	5.20%
70 - 84	5.70%	5.20%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 1, 2019 AND JANUARY 14, 2019.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after January 15, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5% Compounded Daily Growth
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.30%	2.80%
55 - 59	3.80%	3.30%
60 - 64	4.70%	4.20%
65 - 69	5.70%	5.20%
70 - 84	5.70%	5.20%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2019 AND JUNE 30, 2019.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after July 1, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5% Effective
Compounded Daily
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.30%	2.80%
55 - 59	3.80%	3.30%
60 - 64	4.70%	4.20%
65 - 69	5.70%	5.20%
70 - 84	5.70%	5.20%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 1, 2019 AND JULY 14, 2019
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after July 15, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5% Annual Effective
Compounded Daily
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.30%	2.80%
55 - 59	3.80%	3.30%
60 - 64	4.70%	4.20%
65 - 69	5.70%	5.20%
70 - 84	5.70%	5.20%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 15, 2019 AND SEPTEMBER 14, 2019.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after September 15, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.00% Annual Effective
Compounded Daily
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.10%	2.60%
55 - 59	3.60%	3.10%
60 - 64	4.50%	4.00%
65 - 69	5.50%	5.00%
70 - 84	5.50%	5.00%
85+	5.90%	5.40%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 15, 2019 AND OCTOBER 14, 2019.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after October 15, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.00% Annual Effective
Compounded Daily
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	2.95%	2.45%
55 - 59	3.45%	2.95%
60 - 64	4.35%	3.85%
65 - 69	5.35%	4.85%
70 - 84	5.35%	4.85%
85+	5.75%	5.25%

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,213,434	$13,399,464	$15,238,467	$17,214,366	$11,645,533
Net Assets	$6,213,434	$13,399,464	$15,238,467	$17,214,366	$11,645,533

NET ASSETS, representing:
Accumulation units	$6,213,434	$13,399,464	$15,238,467	$17,214,366	$11,645,533
	$6,213,434	$13,399,464	$15,238,467	$17,214,366	$11,645,533

Units outstanding	5,292,009	4,972,262	4,371,001	5,460,664	2,557,491

Portfolio shares held	621,343	1,021,301	310,862	602,955	2,347,890
Portfolio net asset value per share	$10.00	$13.12	$49.02	$28.55	$4.96
Investment in portfolio shares, at cost	$6,213,434	$11,460,689	$8,555,323	$11,749,069	$12,302,012

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$104,354	$—	$—	$—	$390,384

EXPENSES
Charges for mortality and expense risk,
and for administration	98,564	200,576	267,642	328,607	196,661
NET INVESTMENT INCOME (LOSS)	5,790	(200,576)	(267,642)	(328,607)	193,723

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	334,832	1,752,163	2,053,752	(70,449)
Net change in unrealized appreciation (depreciation) on investments	—	(392,846)	(2,312,937)	(3,911,475)	(435,732)
NET GAIN (LOSS) ON INVESTMENTS	—	(58,014)	(560,774)	(1,857,723)	(506,181)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,790	$(258,590)	$(828,416)	$(2,186,330)	$(312,458)

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$20,531,253	$3,778,794	$21,649,322	$5,003,796	$1,401,452
Net Assets	$20,531,253	$3,778,794	$21,649,322	$5,003,796	$1,401,452

NET ASSETS, representing:
Accumulation units	$20,531,253	$3,778,794	$21,649,322	$5,003,796	$1,401,452
	$20,531,253	$3,778,794	$21,649,322	$5,003,796	$1,401,452

Units outstanding	5,459,734	1,455,883	5,051,540	831,879	821,571

Portfolio shares held	362,487	118,755	353,689	142,355	107,473
Portfolio net asset value per share	$56.64	$31.82	$61.21	$35.15	$13.04
Investment in portfolio shares, at cost	$15,814,590	$2,343,866	$8,538,002	$3,411,479	$1,504,911

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$21,675

EXPENSES
Charges for mortality and expense risk,
and for administration	314,371	72,604	384,462	66,738	22,789
NET INVESTMENT INCOME (LOSS)	(314,371)	(72,604)	(384,462)	(66,738)	(1,114)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	152,670
Net realized gain (loss) on shares redeemed	2,110,647	632,688	3,766,205	333,774	59,396
Net change in unrealized appreciation (depreciation) on investments	(3,150,736)	(875,419)	(3,372,091)	(910,581)	(459,641)
NET GAIN (LOSS) ON INVESTMENTS	(1,040,089)	(242,731)	394,114	(576,807)	(247,575)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,354,460)	$(315,335)	$9,652	$(643,545)	$(248,689)

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$5,268,523	$6,283,767	$4,433,711	$3,989,799	$1,261,738
Net Assets	$5,268,523	$6,283,767	$4,433,711	$3,989,799	$1,261,738

NET ASSETS, representing:
Accumulation units	$5,268,523	$6,283,767	$4,433,711	$3,989,799	$1,261,738
	$5,268,523	$6,283,767	$4,433,711	$3,989,799	$1,261,738

Units outstanding	1,464,459	2,291,230	1,399,058	1,334,864	387,107

Portfolio shares held	225,536	203,095	131,564	149,375	50,611
Portfolio net asset value per share	$23.36	$30.94	$33.70	$26.71	$24.93
Investment in portfolio shares, at cost	$5,129,466	$5,668,986	$3,743,389	$4,848,010	$1,103,501

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$121,552	$64,760	$27,840	$83,105	$10,036

EXPENSES
Charges for mortality and expense risk,
and for administration	86,041	103,185	72,864	66,932	20,252
NET INVESTMENT INCOME (LOSS)	35,511	(38,425)	(45,024)	16,173	(10,216)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	531,896	463,817	246,626	—	165,789
Net realized gain (loss) on shares redeemed	215,257	243,385	223,531	(15,717)	41,742
Net change in unrealized appreciation (depreciation) on investments	(1,415,449)	(1,413,381)	(567,506)	(770,940)	(269,811)
NET GAIN (LOSS) ON INVESTMENTS	(668,296)	(706,179)	(97,349)	(786,657)	(62,280)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(632,785)	$(744,604)	$(142,373)	$(770,484)	$(72,496)

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,549,770	$1,676,664	$1,867,922	$2,921,183	$1,306,683
Net Assets	$5,549,770	$1,676,664	$1,867,922	$2,921,183	$1,306,683

NET ASSETS, representing:
Accumulation units	$5,549,770	$1,676,664	$1,867,922	$2,921,183	$1,306,683
	$5,549,770	$1,676,664	$1,867,922	$2,921,183	$1,306,683

Units outstanding	1,420,850	478,153	609,960	945,238	720,713

Portfolio shares held	118,055	167,499	122,728	98,956	189,649
Portfolio net asset value per share	$47.01	$10.01	$15.22	$29.52	$6.89
Investment in portfolio shares, at cost	$3,507,377	$1,193,106	$2,408,003	$1,405,575	$1,867,895

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$5,733	$32,284	$—	$—	$13,356

EXPENSES
Charges for mortality and expense risk,
and for administration	92,034	27,427	38,926	48,206	24,717
NET INVESTMENT INCOME (LOSS)	(86,301)	4,857	(38,926)	(48,206)	(11,361)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	425,417	125	310,796	—	268,600
Net realized gain (loss) on shares redeemed	734,323	78,102	(129,237)	267,586	(20,975)
Net change in unrealized appreciation (depreciation) on investments	(885,074)	(279,234)	(201,553)	(413,543)	(462,701)
NET GAIN (LOSS) ON INVESTMENTS	274,666	(201,007)	(19,994)	(145,957)	(215,076)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$188,365	$(196,150)	$(58,920)	$(194,163)	$(226,437)

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$378,743	$6,185,109	$412,692	$5,686,150	$1,628,740
Net Assets	$378,743	$6,185,109	$412,692	$5,686,150	$1,628,740

NET ASSETS, representing:
Accumulation units	$378,743	$6,185,109	$412,692	$5,686,150	$1,628,740
	$378,743	$6,185,109	$412,692	$5,686,150	$1,628,740

Units outstanding	253,543	2,086,442	202,010	1,767,575	964,649

Portfolio shares held	7,744	272,592	12,555	417,179	232,345
Portfolio net asset value per share	$48.91	$22.69	$32.87	$13.63	$7.01
Investment in portfolio shares, at cost	$286,929	$3,545,982	$330,145	$3,145,654	$1,448,926

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$1,675	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	9,944	120,134	7,482	108,648	30,358
NET INVESTMENT INCOME (LOSS)	(9,944)	(120,134)	(5,807)	(108,648)	(30,358)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	83,955	—	22,885	—	—
Net realized gain (loss) on shares redeemed	157,180	512,674	21,053	577,432	69,217
Net change in unrealized appreciation (depreciation) on investments	(201,296)	(1,500,664)	(54,904)	(1,035,654)	(306,096)
NET GAIN (LOSS) ON INVESTMENTS	39,839	(987,990)	(10,966)	(458,222)	(236,879)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$29,895	$(1,108,124)	$(16,773)	$(566,870)	$(267,237)

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
ASSETS
Investment in the portfolios, at fair value	$50,930,178	$25,132,365	$147,331,470	$13,956,301	$28,532,420
Net Assets	$50,930,178	$25,132,365	$147,331,470	$13,956,301	$28,532,420

NET ASSETS, representing:
Accumulation units	$50,930,178	$25,132,365	$147,331,470	$13,956,301	$28,532,420
	$50,930,178	$25,132,365	$147,331,470	$13,956,301	$28,532,420

Units outstanding	3,117,045	1,359,928	11,258,620	962,348	1,997,465

Portfolio shares held	1,791,424	2,280,614	8,121,911	1,020,944	2,890,823
Portfolio net asset value per share	$28.43	$11.02	$18.14	$13.67	$9.87
Investment in portfolio shares, at cost	$45,802,632	$22,178,003	$118,063,638	$12,040,918	$25,161,526

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	929,051	397,696	2,736,343	224,568	411,974
NET INVESTMENT INCOME (LOSS)	(929,051)	(397,696)	(2,736,343)	(224,568)	(411,974)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,684,789	1,297,466	7,017,349	544,974	1,235,809
Net change in unrealized appreciation (depreciation) on investments	(7,627,291)	(2,552,968)	(15,639,282)	(2,042,530)	(1,799,590)
NET GAIN (LOSS) ON INVESTMENTS	(4,942,502)	(1,255,502)	(8,621,933)	(1,497,556)	(563,781)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,871,553)	$(1,653,198)	$(11,358,276)	$(1,722,124)	$(975,755)

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$14,871,379	$7,800,185	$12,086,301	$54,320,999	$30,540,662
Net Assets	$14,871,379	$7,800,185	$12,086,301	$54,320,999	$30,540,662

NET ASSETS, representing:
Accumulation units	$14,871,379	$7,800,185	$12,086,301	$54,320,999	$30,540,662
	$14,871,379	$7,800,185	$12,086,301	$54,320,999	$30,540,662

Units outstanding	772,368	437,242	707,790	2,749,901	1,743,492

Portfolio shares held	841,141	362,462	508,897	6,022,284	1,195,797
Portfolio net asset value per share	$17.68	$21.52	$23.75	$9.02	$25.54
Investment in portfolio shares, at cost	$12,302,406	$6,445,572	$11,385,955	$43,869,726	$26,019,833

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	301,941	154,233	239,315	982,247	514,466
NET INVESTMENT INCOME (LOSS)	(301,941)	(154,233)	(239,315)	(982,247)	(514,466)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,553,348	698,986	1,121,881	4,140,084	2,197,916
Net change in unrealized appreciation (depreciation) on investments	(4,290,839)	(2,295,588)	(3,663,362)	(6,521,972)	(7,375,571)
NET GAIN (LOSS) ON INVESTMENTS	(1,737,491)	(1,596,602)	(2,541,481)	(2,381,888)	(5,177,655)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,039,432)	$(1,750,835)	$(2,780,796)	$(3,364,135)	$(5,692,121)

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$46,002,028	$17,359,043	$27,100,696	$20,602,742
Net Assets	$—	$46,002,028	$17,359,043	$27,100,696	$20,602,742

NET ASSETS, representing:
Accumulation units	$—	$46,002,028	$17,359,043	$27,100,696	$20,602,742
	$—	$46,002,028	$17,359,043	$27,100,696	$20,602,742

Units outstanding	—	1,915,488	763,496	1,469,914	2,033,398

Portfolio shares held	—	947,909	716,724	929,061	1,904,135
Portfolio net asset value per share	$—	$48.53	$24.22	$29.17	$10.82
Investment in portfolio shares, at cost	$—	$29,909,453	$13,099,908	$23,742,752	$20,175,209

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	9/14/2018**	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	508,862	880,069	286,659	514,425	279,093
NET INVESTMENT INCOME (LOSS)	(508,862)	(880,069)	(286,659)	(514,425)	(279,093)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,396,852	7,206,197	2,436,518	2,331,117	88,438
Net change in unrealized appreciation (depreciation) on investments	(3,266,741)	(8,156,163)	(2,216,756)	(7,877,525)	67,806
NET GAIN (LOSS) ON INVESTMENTS	(869,889)	(949,966)	219,762	(5,546,408)	156,244

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,378,751)	$(1,830,035)	$(66,897)	$(6,060,833)	$(122,849)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$26,070,435	$20,245,767	$1,037,326,664	$30,215,160	$21,141,538
Net Assets	$26,070,435	$20,245,767	$1,037,326,664	$30,215,160	$21,141,538

NET ASSETS, representing:
Accumulation units	$26,070,435	$20,245,767	$1,037,326,664	$30,215,160	$21,141,538
	$26,070,435	$20,245,767	$1,037,326,664	$30,215,160	$21,141,538

Units outstanding	1,138,228	2,264,362	68,595,679	1,709,504	1,837,554

Portfolio shares held	929,759	1,050,637	37,408,102	1,627,972	831,689
Portfolio net asset value per share	$28.04	$19.27	$27.73	$18.56	$25.42
Investment in portfolio shares, at cost	$21,770,470	$21,146,590	$787,196,083	$24,858,716	$20,149,837
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	400,814	413,432	18,599,856	515,779	433,749
NET INVESTMENT INCOME (LOSS)	(400,814)	(413,432)	(18,599,856)	(515,779)	(433,749)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,997,000	821,475	40,788,953	1,809,461	1,075,166
Net change in unrealized appreciation (depreciation) on investments	(4,437,680)	(5,148,853)	(101,507,442)	(5,116,272)	(5,935,504)
NET GAIN (LOSS) ON INVESTMENTS	(2,440,680)	(4,327,378)	(60,718,489)	(3,306,811)	(4,860,338)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,841,494)	$(4,740,810)	$(79,318,345)	$(3,822,590)	$(5,294,087)

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$14,210,012	$122,381,662	$621,581,930	$222,318,463	$667,892,222
Net Assets	$14,210,012	$122,381,662	$621,581,930	$222,318,463	$667,892,222

NET ASSETS, representing:
Accumulation units	$14,210,012	$122,381,662	$621,581,930	$222,318,463	$667,892,222
	$14,210,012	$122,381,662	$621,581,930	$222,318,463	$667,892,222

Units outstanding	1,383,930	9,607,346	40,024,703	18,240,805	44,994,875

Portfolio shares held	1,266,489	8,469,319	34,920,333	16,005,649	38,944,153
Portfolio net asset value per share	$11.22	$14.45	$17.80	$13.89	$17.15
Investment in portfolio shares, at cost	$13,728,569	$102,273,465	$463,256,397	$189,644,668	$481,875,284

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	209,225	2,258,923	11,849,944	4,848,695	12,133,885
NET INVESTMENT INCOME (LOSS)	(209,225)	(2,258,923)	(11,849,944)	(4,848,695)	(12,133,885)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	119,255	4,586,128	32,690,940	16,585,524	33,411,809
Net change in unrealized appreciation (depreciation) on investments	186,105	(11,504,305)	(76,746,824)	(39,067,826)	(68,999,841)
NET GAIN (LOSS) ON INVESTMENTS	305,360	(6,918,177)	(44,055,884)	(22,482,302)	(35,588,032)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$96,135	$(9,177,100)	$(55,905,828)	$(27,330,997)	$(47,721,917)

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$433,758,975	$335,136,023	$981,859,311	$567,374,679	$84,916,872
Net Assets	$433,758,975	$335,136,023	$981,859,311	$567,374,679	$84,916,872

NET ASSETS, representing:
Accumulation units	$433,758,975	$335,136,023	$981,859,311	$567,374,679	$84,916,872
	$433,758,975	$335,136,023	$981,859,311	$567,374,679	$84,916,872

Units outstanding	32,523,557	25,093,495	64,493,332	37,242,549	3,096,538

Portfolio shares held	27,557,749	24,462,483	64,048,226	31,964,771	2,359,457
Portfolio net asset value per share	$15.74	$13.70	$15.33	$17.75	$35.99
Investment in portfolio shares, at cost	$347,811,389	$267,885,363	$864,220,953	$411,395,805	$57,502,656

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,785,466	6,330,610	19,166,600	10,381,300	1,408,764
NET INVESTMENT INCOME (LOSS)	(7,785,466)	(6,330,610)	(19,166,600)	(10,381,300)	(1,408,764)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,137,617	14,111,788	35,769,549	29,741,673	9,703,670
Net change in unrealized appreciation (depreciation) on investments	(32,233,216)	(44,354,938)	(123,151,125)	(66,509,751)	(6,319,003)
NET GAIN (LOSS) ON INVESTMENTS	(13,095,599)	(30,243,150)	(87,381,576)	(36,768,078)	3,384,667

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(20,881,065)	$(36,573,760)	$(106,548,176)	$(47,149,378)	$1,975,903

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$26,432,011	$22,086,767	$171,480,455	$11,238,647	$19,290,908
Net Assets	$26,432,011	$22,086,767	$171,480,455	$11,238,647	$19,290,908

NET ASSETS, representing:
Accumulation units	$26,432,011	$22,086,767	$171,480,455	$11,238,647	$19,290,908
	$26,432,011	$22,086,767	$171,480,455	$11,238,647	$19,290,908

Units outstanding	2,871,150	1,038,246	15,038,927	1,023,641	1,475,982

Portfolio shares held	26,432,011	541,741	12,655,384	628,560	1,241,371
Portfolio net asset value per share	$1.00	$40.77	$13.55	$17.88	$15.54
Investment in portfolio shares, at cost	$26,432,011	$18,156,165	$159,348,184	$11,249,678	$17,630,339

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$293,018	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	293,440	401,469	3,062,167	187,676	293,925
NET INVESTMENT INCOME (LOSS)	(422)	(401,469)	(3,062,167)	(187,676)	(293,925)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,810,206	3,029,049	395,498	906,146
Net change in unrealized appreciation (depreciation) on investments	—	(4,853,114)	(4,649,536)	(2,681,101)	(3,951,364)
NET GAIN (LOSS) ON INVESTMENTS	—	(2,042,908)	(1,620,487)	(2,285,603)	(3,045,218)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(422)	$(2,444,377)	$(4,682,654)	$(2,473,279)	$(3,339,143)

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
ASSETS
Investment in the portfolios, at fair value	$611,858,761	$114,485,712	$—	$14,970,958	$6,998,536
Net Assets	$611,858,761	$114,485,712	$—	$14,970,958	$6,998,536

NET ASSETS, representing:
Accumulation units	$611,858,761	$114,485,712	$—	$14,970,958	$6,998,536
	$611,858,761	$114,485,712	$—	$14,970,958	$6,998,536

Units outstanding	50,427,163	9,301,442	—	1,337,975	475,857

Portfolio shares held	81,799,300	9,144,226	—	1,403,089	586,142
Portfolio net asset value per share	$7.48	$12.52	$—	$10.67	$11.94
Investment in portfolio shares, at cost	$604,467,210	$109,198,604	$—	$14,865,664	$6,220,818

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018**	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,876,790	1,370,549	179,388	183,717	127,640
NET INVESTMENT INCOME (LOSS)	(2,876,790)	(1,370,549)	(179,388)	(183,717)	(127,640)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	632,817	1,267,418	529,683	13,540	333,396
Net change in unrealized appreciation (depreciation) on investments	5,247,027	(2,677,961)	(473,893)	76,860	(716,491)
NET GAIN (LOSS) ON INVESTMENTS	5,879,844	(1,410,543)	55,790	90,400	(383,095)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,003,054	$(2,781,092)	$(123,598)	$(93,317)	$(510,735)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
ASSETS
Investment in the portfolios, at fair value	$19,786,281	$26,492,992	$350,823,780	$190,855,496	$179,186,503
Net Assets	$19,786,281	$26,492,992	$350,823,780	$190,855,496	$179,186,503

NET ASSETS, representing:
Accumulation units	$19,786,281	$26,492,992	$350,823,780	$190,855,496	$179,186,503
	$19,786,281	$26,492,992	$350,823,780	$190,855,496	$179,186,503

Units outstanding	2,113,540	1,371,403	27,003,521	13,553,914	14,915,693

Portfolio shares held	2,276,902	1,298,040	25,948,504	12,656,200	13,605,657
Portfolio net asset value per share	$8.69	$20.41	$13.52	$15.08	$13.17
Investment in portfolio shares, at cost	$19,447,751	$22,146,084	$287,595,816	$155,760,952	$159,831,299

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	402,075	503,514	6,505,092	3,504,851	3,426,169
NET INVESTMENT INCOME (LOSS)	(402,075)	(503,514)	(6,505,092)	(3,504,851)	(3,426,169)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,003,085	2,401,570	14,709,558	7,045,833	7,900,010
Net change in unrealized appreciation (depreciation) on investments	(4,693,599)	(6,839,065)	(47,683,361)	(23,728,031)	(23,504,207)
NET GAIN (LOSS) ON INVESTMENTS	(3,690,514)	(4,437,495)	(32,973,803)	(16,682,198)	(15,604,197)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,092,589)	$(4,941,009)	$(39,478,895)	$(20,187,049)	$(19,030,366)

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
ASSETS
Investment in the portfolios, at fair value	$272,441	$100,974	$311,220	$215,986	$431,553
Net Assets	$272,441	$100,974	$311,220	$215,986	$431,553

NET ASSETS, representing:
Accumulation units	$272,441	$100,974	$311,220	$215,986	$431,553
	$272,441	$100,974	$311,220	$215,986	$431,553

Units outstanding	10,696	6,026	26,264	8,520	26,594

Portfolio shares held	3,917	2,187	8,324	3,007	5,936
Portfolio net asset value per share	$69.55	$46.16	$37.39	$71.82	$72.70
Investment in portfolio shares, at cost	$217,236	$111,951	$216,086	$154,425	$401,335

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$1,606	$1,342	$—	$597

EXPENSES
Charges for mortality and expense risk,
and for administration	3,883	1,978	4,845	3,330	8,117
NET INVESTMENT INCOME (LOSS)	(3,883)	(372)	(3,503)	(3,330)	(7,520)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	13,425	23,004	—	15,506	—
Net realized gain (loss) on shares redeemed	20,211	3,226	18,697	18,129	26,080
Net change in unrealized appreciation (depreciation) on investments	(33,920)	(47,399)	(56,512)	(21,308)	(90,066)
NET GAIN (LOSS) ON INVESTMENTS	(284)	(21,169)	(37,815)	12,327	(63,986)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,167)	$(21,541)	$(41,318)	$8,997	$(71,506)

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
ASSETS
Investment in the portfolios, at fair value	$195,091	$215,439	$118,165	$173,535	$154,240
Net Assets	$195,091	$215,439	$118,165	$173,535	$154,240

NET ASSETS, representing:
Accumulation units	$195,091	$215,439	$118,165	$173,535	$154,240
	$195,091	$215,439	$118,165	$173,535	$154,240

Units outstanding	11,255	13,737	9,378	8,799	9,396

Portfolio shares held	5,066	6,112	2,168	5,023	3,884
Portfolio net asset value per share	$38.51	$35.25	$54.51	$34.55	$39.71
Investment in portfolio shares, at cost	$221,132	$254,562	$118,521	$184,839	$184,498

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$238	$2,737	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,263	3,435	1,894	2,854	1,352
NET INVESTMENT INCOME (LOSS)	(4,263)	(3,197)	843	(2,854)	(1,352)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	24,557	29,913	14,687	13,319	7,800
Net realized gain (loss) on shares redeemed	1,787	(764)	1,984	6,375	108
Net change in unrealized appreciation (depreciation) on investments	(53,233)	(63,615)	(26,509)	(27,590)	(36,835)
NET GAIN (LOSS) ON INVESTMENTS	(26,889)	(34,466)	(9,838)	(7,896)	(28,927)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(31,152)	$(37,663)	$(8,995)	$(10,750)	$(30,279)

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020
ASSETS
Investment in the portfolios, at fair value	$34,964	$71,585	$172,322	$123,798	$1,489,733
Net Assets	$34,964	$71,585	$172,322	$123,798	$1,489,733

NET ASSETS, representing:
Accumulation units	$34,964	$71,585	$172,322	$123,798	$1,489,733
	$34,964	$71,585	$172,322	$123,798	$1,489,733

Units outstanding	3,272	4,763	8,822	9,317	128,055

Portfolio shares held	1,230	1,615	2,650	2,996	217,162
Portfolio net asset value per share	$28.42	$44.33	$65.02	$41.32	$6.86
Investment in portfolio shares, at cost	$39,758	$65,134	$159,279	$119,701	$1,447,318

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$2,468	$1,488	$—	$1,331	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	627	1,086	3,011	2,328	27,861
NET INVESTMENT INCOME (LOSS)	1,841	402	(3,011)	(997)	(27,861)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	2,243	8,692	—	—
Net realized gain (loss) on shares redeemed	(146)	3,115	5,957	3,424	8,804
Net change in unrealized appreciation (depreciation) on investments	(8,704)	(5,390)	(16,737)	(20,176)	(2,828)
NET GAIN (LOSS) ON INVESTMENTS	(8,850)	(32)	(2,088)	(16,752)	5,976

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(7,009)	$370	$(5,099)	$(17,749)	$(21,885)

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$24,467,381	$—	$5,937,846	$39,363	$413,598
Net Assets	$24,467,381	$—	$5,937,846	$39,363	$413,598

NET ASSETS, representing:
Accumulation units	$24,467,381	$—	$5,937,846	$39,363	$413,598
	$24,467,381	$—	$5,937,846	$39,363	$413,598

Units outstanding	1,076,927	—	496,283	2,550	104,602

Portfolio shares held	800,896	—	401,206	13,812	15,744
Portfolio net asset value per share	$30.55	$—	$14.80	$2.85	$26.27
Investment in portfolio shares, at cost	$19,692,167	$—	$5,725,469	$56,622	$359,087

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	1/2/2018**	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$5,089	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	394,048	77	166,040	768	7,915
NET INVESTMENT INCOME (LOSS)	(394,048)	(77)	(166,040)	4,321	(7,915)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	10,056	47,523
Net realized gain (loss) on shares redeemed	3,067,904	8,260	116,822	82	3,564
Net change in unrealized appreciation (depreciation) on investments	(3,601,881)	(8,405)	(129,831)	(22,969)	(47,694)
NET GAIN (LOSS) ON INVESTMENTS	(533,977)	(145)	(13,009)	(12,831)	3,393

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(928,025)	$(222)	$(179,049)	$(8,510)	$(4,522)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,816,359	$52,994,061	$133,698,494	$127,126	$28,279,964
Net Assets	$4,816,359	$52,994,061	$133,698,494	$127,126	$28,279,964

NET ASSETS, representing:
Accumulation units	$4,816,359	$52,994,061	$133,698,494	$127,126	$28,279,964
	$4,816,359	$52,994,061	$133,698,494	$127,126	$28,279,964

Units outstanding	429,009	3,831,913	11,402,260	6,496	2,550,988

Portfolio shares held	354,666	3,394,879	10,067,658	5,586	2,318,030
Portfolio net asset value per share	$13.58	$15.61	$13.28	$22.76	$12.20
Investment in portfolio shares, at cost	$4,662,238	$50,693,352	$112,901,900	$109,130	$27,009,848

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$631	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	118,086	353,042	2,398,362	2,541	324,991
NET INVESTMENT INCOME (LOSS)	(118,086)	(353,042)	(2,398,362)	(1,910)	(324,991)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	13,401	—
Net realized gain (loss) on shares redeemed	128,209	506,744	4,486,711	11,215	258,755
Net change in unrealized appreciation (depreciation) on investments	(169,947)	(4,375,386)	(12,537,710)	(33,792)	(446,808)
NET GAIN (LOSS) ON INVESTMENTS	(41,738)	(3,868,642)	(8,050,999)	(9,176)	(188,053)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(159,824)	$(4,221,684)	$(10,449,361)	$(11,086)	$(513,044)
The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
ASSETS
Investment in the portfolios, at fair value	$1,089,668	$51,311,221	$728,451	$14,199,039	$4,128,575
Net Assets	$1,089,668	$51,311,221	$728,451	$14,199,039	$4,128,575

NET ASSETS, representing:
Accumulation units	$1,089,668	$51,311,221	$728,451	$14,199,039	$4,128,575
	$1,089,668	$51,311,221	$728,451	$14,199,039	$4,128,575

Units outstanding	109,728	4,069,073	71,628	893,489	433,526

Portfolio shares held	95,837	3,616,013	68,463	786,215	381,922
Portfolio net asset value per share	$11.37	$14.19	$10.64	$18.06	$10.81
Investment in portfolio shares, at cost	$981,840	$45,558,334	$722,114	$13,584,729	$4,070,271

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	20,955	1,013,490	5,967	232,438	93,178
NET INVESTMENT INCOME (LOSS)	(20,955)	(1,013,490)	(5,967)	(232,438)	(93,178)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(8,629)	2,976,717	3,128	1,078,338	(40,626)
Net change in unrealized appreciation (depreciation) on investments	38	(8,265,006)	(55,677)	(2,707,312)	29,146
NET GAIN (LOSS) ON INVESTMENTS	(8,591)	(5,288,289)	(52,549)	(1,628,974)	(11,480)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(29,546)	$(6,301,779)	$(58,516)	$(1,861,412)	$(104,658)

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,366,208	$11,691,077	$1,436,313,558	$1,755,485	$1,196,829
Net Assets	$2,366,208	$11,691,077	$1,436,313,558	$1,755,485	$1,196,829

NET ASSETS, representing:
Accumulation units	$2,366,208	$11,691,077	$1,436,313,558	$1,755,485	$1,196,829
	$2,366,208	$11,691,077	$1,436,313,558	$1,755,485	$1,196,829

Units outstanding	231,465	770,298	137,939,994	114,787	74,529

Portfolio shares held	227,739	696,312	123,288,717	104,307	69,301
Portfolio net asset value per share	$10.39	$16.79	$11.65	$16.83	$17.27
Investment in portfolio shares, at cost	$2,529,921	$10,192,138	$1,356,250,099	$1,620,783	$1,094,746

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	23,291	217,399	25,426,919	14,834	11,869
NET INVESTMENT INCOME (LOSS)	(23,291)	(217,399)	(25,426,919)	(14,834)	(11,869)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	37,574	887,773	599,523	48,118	28,327
Net change in unrealized appreciation (depreciation) on investments	(579,497)	(1,504,994)	(73,854,608)	(193,615)	(125,536)
NET GAIN (LOSS) ON INVESTMENTS	(541,923)	(617,221)	(73,255,085)	(145,497)	(97,209)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(565,214)	$(834,620)	$(98,682,004)	$(160,331)	$(109,078)

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,469,134	$128,786,261	$4,088,516	$6,667,991	$12,900,004
Net Assets	$2,469,134	$128,786,261	$4,088,516	$6,667,991	$12,900,004

NET ASSETS, representing:
Accumulation units	$2,469,134	$128,786,261	$4,088,516	$6,667,991	$12,900,004
	$2,469,134	$128,786,261	$4,088,516	$6,667,991	$12,900,004

Units outstanding	227,318	10,900,423	369,233	562,717	1,077,038

Portfolio shares held	203,054	10,140,651	359,272	542,996	1,036,978
Portfolio net asset value per share	$12.16	$12.70	$11.38	$12.28	$12.44
Investment in portfolio shares, at cost	$2,405,682	$125,799,604	$3,904,748	$6,019,037	$12,016,674

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	35,224	2,098,447	27,174	45,549	77,828
NET INVESTMENT INCOME (LOSS)	(35,224)	(2,098,447)	(27,174)	(45,549)	(77,828)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(6,206)	1,204,393	54,923	108,264	144,242
Net change in unrealized appreciation (depreciation) on investments	57,018	(14,991,878)	(483,093)	(624,380)	(1,042,930)
NET GAIN (LOSS) ON INVESTMENTS	50,812	(13,787,485)	(428,170)	(516,116)	(898,688)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$15,588	$(15,885,932)	$(455,344)	$(561,665)	$(976,516)

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$2,844,635	$3,053,896	$5,965,925	$486,064
Net Assets	$—	$2,844,635	$3,053,896	$5,965,925	$486,064

NET ASSETS, representing:
Accumulation units	$—	$2,844,635	$3,053,896	$5,965,925	$486,064
	$—	$2,844,635	$3,053,896	$5,965,925	$486,064

Units outstanding	—	297,180	268,817	580,670	50,898

Portfolio shares held	—	291,757	261,240	564,421	50,110
Portfolio net asset value per share	$—	$9.75	$11.69	$10.57	$9.70
Investment in portfolio shares, at cost	$—	$2,825,716	$2,991,567	$5,808,875	$497,144

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	4/27/2018**	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	12,951	17,565	21,987	36,419	2,867
NET INVESTMENT INCOME (LOSS)	(12,951)	(17,565)	(21,987)	(36,419)	(2,867)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	475,272	25,877	147,127	13,025	(791)
Net change in unrealized appreciation (depreciation) on investments	(542,405)	(190,877)	(569,403)	(54,415)	(27,085)
NET GAIN (LOSS) ON INVESTMENTS	(67,133)	(165,000)	(422,276)	(41,390)	(27,876)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(80,084)	$(182,565)	$(444,263)	$(77,809)	$(30,743)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,644,977	$1,085,236	$35,438,213	$17,163,806	$1,820,521
Net Assets	$1,644,977	$1,085,236	$35,438,213	$17,163,806	$1,820,521

NET ASSETS, representing:
Accumulation units	$1,644,977	$1,085,236	$35,438,213	$17,163,806	$1,820,521
	$1,644,977	$1,085,236	$35,438,213	$17,163,806	$1,820,521

Units outstanding	153,369	114,622	3,257,536	1,787,719	170,573

Portfolio shares held	149,408	113,163	3,065,589	1,639,332	166,867
Portfolio net asset value per share	$11.01	$9.59	$11.56	$10.47	$10.91
Investment in portfolio shares, at cost	$1,590,080	$1,086,966	$34,299,933	$17,025,890	$1,767,332

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,106	5,404	610,917	388,628	10,463
NET INVESTMENT INCOME (LOSS)	(10,106)	(5,404)	(610,917)	(388,628)	(10,463)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,960	417	364,150	(248,897)	9,546
Net change in unrealized appreciation (depreciation) on investments	(162,090)	(2,865)	(3,358,543)	180,414	(1,443)
NET GAIN (LOSS) ON INVESTMENTS	(146,130)	(2,448)	(2,994,393)	(68,483)	8,103

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(156,236)	$(7,852)	$(3,605,310)	$(457,111)	$(2,360)

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
ASSETS
Investment in the portfolios, at fair value	$506,286	$362,869	$696,752	$1,804,324	$366,713
Net Assets	$506,286	$362,869	$696,752	$1,804,324	$366,713

NET ASSETS, representing:
Accumulation units	$506,286	$362,869	$696,752	$1,804,324	$366,713
	$506,286	$362,869	$696,752	$1,804,324	$366,713

Units outstanding	48,784	40,457	64,799	175,320	42,775

Portfolio shares held	47,405	39,701	63,226	172,994	42,248
Portfolio net asset value per share	$10.68	$9.14	$11.02	$10.43	$8.68
Investment in portfolio shares, at cost	$499,135	$363,331	$663,070	$1,840,072	$384,825

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,287	1,697	3,230	8,803	1,949
NET INVESTMENT INCOME (LOSS)	(3,287)	(1,697)	(3,230)	(8,803)	(1,949)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	253	(6)	978	7,510	(71)
Net change in unrealized appreciation (depreciation) on investments	(1,517)	(1,185)	20,673	(152,191)	(20,086)
NET GAIN (LOSS) ON INVESTMENTS	(1,264)	(1,191)	21,651	(144,681)	(20,157)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,551)	$(2,888)	$18,421	$(153,484)	$(22,106)

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$885,649	$1,932,941	$776,709	$1,506,385	$5,279,973
Net Assets	$885,649	$1,932,941	$776,709	$1,506,385	$5,279,973

NET ASSETS, representing:
Accumulation units	$885,649	$1,932,941	$776,709	$1,506,385	$5,279,973
	$885,649	$1,932,941	$776,709	$1,506,385	$5,279,973

Units outstanding	89,509	203,173	73,170	134,059	494,628

Portfolio shares held	82,005	199,684	72,118	131,792	407,720
Portfolio net asset value per share	$10.80	$9.68	$10.77	$11.43	$12.95
Investment in portfolio shares, at cost	$958,535	$1,958,447	$751,820	$1,433,803	$5,717,247

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$50,800

EXPENSES
Charges for mortality and expense risk,
and for administration	5,639	10,931	5,263	8,319	37,948
NET INVESTMENT INCOME (LOSS)	(5,639)	(10,931)	(5,263)	(8,319)	12,852

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	262,524
Net realized gain (loss) on shares redeemed	6,720	1,756	17,900	19,762	(50,633)
Net change in unrealized appreciation (depreciation) on investments	(167,123)	(65,284)	(69,624)	(95,975)	(751,911)
NET GAIN (LOSS) ON INVESTMENTS	(160,403)	(63,528)	(51,724)	(76,213)	(540,020)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(166,042)	$(74,459)	$(56,987)	$(84,532)	$(527,168)

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$2,159,456	$12,857,120	$378,177	$4,900,737	$149,942
Net Assets	$2,159,456	$12,857,120	$378,177	$4,900,737	$149,942

NET ASSETS, representing:
Accumulation units	$2,159,456	$12,857,120	$378,177	$4,900,737	$149,942
	$2,159,456	$12,857,120	$378,177	$4,900,737	$149,942

Units outstanding	195,355	1,345,255	34,561	509,661	15,549

Portfolio shares held	214,232	1,260,502	34,224	489,584	15,238
Portfolio net asset value per share	$10.08	$10.20	$11.05	$10.01	$9.84
Investment in portfolio shares, at cost	$2,191,413	$12,774,799	$365,171	$4,724,593	$145,286

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/2/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$1,545	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	12,125	295,812	7,205	83,630	626
NET INVESTMENT INCOME (LOSS)	(12,125)	(295,812)	(5,660)	(83,630)	(626)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,191	—	—	—	—
Net realized gain (loss) on shares redeemed	4,095	(238,983)	5,392	4,753	879
Net change in unrealized appreciation (depreciation) on investments	(106,226)	151,240	(93,025)	176,483	4,656
NET GAIN (LOSS) ON INVESTMENTS	(98,940)	(87,743)	(87,633)	181,236	5,535

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(111,065)	$(383,555)	$(93,293)	$97,606	$4,909

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

SUBACCOUNTS
AST American Funds Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$23,479,499
Net Assets	$23,479,499

NET ASSETS, representing:
Accumulation units	$23,479,499
$23,479,499

Units outstanding	2,482,095

Portfolio shares held	2,458,586
Portfolio net asset value per share	$9.55
Investment in portfolio shares, at cost	$24,846,322

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

SUBACCOUNTS
AST American Funds Growth Allocation Portfolio
4/30/2018*
to
12/31/2018

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	101,329
NET INVESTMENT INCOME (LOSS)	(101,329)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(202,169)
Net change in unrealized appreciation (depreciation) on investments	(1,366,823)
NET GAIN (LOSS) ON INVESTMENTS	(1,568,992)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,670,321)

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$5,790	$(200,576)	$(267,642)	$(328,607)	$193,723
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	334,832	1,752,163	2,053,752	(70,449)
Net change in unrealized appreciation (depreciation) on investments	—	(392,846)	(2,312,937)	(3,911,475)	(435,732)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,790	(258,590)	(828,416)	(2,186,330)	(312,458)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,720	12,346	15,664	38,275	34,407
Annuity payments	(251,687)	(259,170)	(132,396)	(130,837)	(178,323)
Surrenders, withdrawals and death benefits	(1,237,535)	(1,811,848)	(2,836,950)	(4,825,490)	(2,262,472)
Net transfers between other subaccounts
or fixed rate option	208,203	116,806	(178,398)	(82,645)	147,406
Miscellaneous transactions	511	636	964	8,640	1,078
Other charges	(6,995)	(4,103)	(9,351)	(21,254)	(14,222)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,249,783)	(1,945,333)	(3,140,467)	(5,013,311)	(2,272,126)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,243,993)	(2,203,923)	(3,968,883)	(7,199,641)	(2,584,584)

NET ASSETS
Beginning of period	7,457,427	15,603,387	19,207,350	24,414,007	14,230,117
End of period	$6,213,434	$13,399,464	$15,238,467	$17,214,366	$11,645,533

Beginning units	6,350,227	5,696,899	5,154,163	6,701,694	3,034,797
Units issued	2,562,933	152,936	34,934	56,040	108,535
Units redeemed	(3,621,151)	(877,573)	(818,096)	(1,297,070)	(585,841)
Ending units	5,292,009	4,972,262	4,371,001	5,460,664	2,557,491

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(314,371)	$(72,604)	$(384,462)	$(66,738)	$(1,114)
Capital gains distributions received	—	—	—	—	152,670
Net realized gain (loss) on shares redeemed	2,110,647	632,688	3,766,205	333,774	59,396
Net change in unrealized appreciation (depreciation) on investments	(3,150,736)	(875,419)	(3,372,091)	(910,581)	(459,641)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,354,460)	(315,335)	9,652	(643,545)	(248,689)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,581,014	4,647	21,889	929,862	—
Annuity payments	(167,502)	(4,954)	(100,130)	(9,553)	(17,289)
Surrenders, withdrawals and death benefits	(2,719,646)	(1,292,431)	(4,552,696)	(479,182)	(265,454)
Net transfers between other subaccounts
or fixed rate option	153,801	(74,145)	(620,543)	677,678	76,056
Miscellaneous transactions	12,840	305	1,561	23	(23)
Other charges	(15,899)	(3,593)	(16,730)	(2,529)	(284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(155,392)	(1,370,171)	(5,266,649)	1,116,299	(206,994)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,509,852)	(1,685,506)	(5,256,997)	472,754	(455,683)

NET ASSETS
Beginning of period	22,041,105	5,464,300	26,906,319	4,531,042	1,857,135
End of period	$20,531,253	$3,778,794	$21,649,322	$5,003,796	$1,401,452

Beginning units	5,984,257	1,894,908	6,090,270	759,728	921,074
Units issued	963,795	11,424	45,180	167,754	35,763
Units redeemed	(1,488,318)	(450,449)	(1,083,910)	(95,603)	(135,266)
Ending units	5,459,734	1,455,883	5,051,540	831,879	821,571

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$35,511	$(38,425)	$(45,024)	$16,173	$(10,216)
Capital gains distributions received	531,896	463,817	246,626	—	165,789
Net realized gain (loss) on shares redeemed	215,257	243,385	223,531	(15,717)	41,742
Net change in unrealized appreciation (depreciation) on investments	(1,415,449)	(1,413,381)	(567,506)	(770,940)	(269,811)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(632,785)	(744,604)	(142,373)	(770,484)	(72,496)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,103	15,508	8,667	9,544	—
Annuity payments	(339,224)	(99,936)	(46,448)	(43,616)	—
Surrenders, withdrawals and death benefits	(500,875)	(754,516)	(644,466)	(341,124)	(113,123)
Net transfers between other subaccounts
or fixed rate option	658	14,707	(95,814)	69,745	(13,960)
Miscellaneous transactions	409	181	368	193	—
Other charges	(1,349)	(1,973)	(1,358)	(1,484)	(428)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(837,278)	(826,029)	(779,051)	(306,742)	(127,511)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,470,063)	(1,570,633)	(921,424)	(1,077,226)	(200,007)

NET ASSETS
Beginning of period	6,738,586	7,854,400	5,355,135	5,067,025	1,461,745
End of period	$5,268,523	$6,283,767	$4,433,711	$3,989,799	$1,261,738

Beginning units	1,671,518	2,558,949	1,625,103	1,420,966	422,911
Units issued	7,280	19,292	5,076	20,277	1,626
Units redeemed	(214,339)	(287,011)	(231,121)	(106,379)	(37,430)
Ending units	1,464,459	2,291,230	1,399,058	1,334,864	387,107
The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(86,301)	$4,857	$(38,926)	$(48,206)	$(11,361)
Capital gains distributions received	425,417	125	310,796	—	268,600
Net realized gain (loss) on shares redeemed	734,323	78,102	(129,237)	267,586	(20,975)
Net change in unrealized appreciation (depreciation) on investments	(885,074)	(279,234)	(201,553)	(413,543)	(462,701)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	188,365	(196,150)	(58,920)	(194,163)	(226,437)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,150	540	—	3,562	1,940
Annuity payments	(9,448)	(2,971)	(2,981)	—	(99,945)
Surrenders, withdrawals and death benefits	(1,292,286)	(150,186)	(1,054,117)	(245,208)	(260,680)
Net transfers between other subaccounts
or fixed rate option	(62,687)	(29,032)	(5,782)	(142,879)	(97,772)
Miscellaneous transactions	(57)	1	176	(56)	46
Other charges	(1,863)	(436)	(570)	(552)	(327)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,365,191)	(182,084)	(1,063,274)	(385,133)	(456,738)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,176,826)	(378,234)	(1,122,194)	(579,296)	(683,175)

NET ASSETS
Beginning of period	6,726,596	2,054,898	2,990,116	3,500,479	1,989,858
End of period	$5,549,770	$1,676,664	$1,867,922	$2,921,183	$1,306,683

Beginning units	1,743,915	525,052	909,525	1,058,086	935,097
Units issued	24,826	1,919	5,648	11,485	5,767
Units redeemed	(347,891)	(48,818)	(305,213)	(124,333)	(220,151)
Ending units	1,420,850	478,153	609,960	945,238	720,713

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,944)	$(120,134)	$(5,807)	$(108,648)	$(30,358)
Capital gains distributions received	83,955	—	22,885	—	—
Net realized gain (loss) on shares redeemed	157,180	512,674	21,053	577,432	69,217
Net change in unrealized appreciation (depreciation) on investments	(201,296)	(1,500,664)	(54,904)	(1,035,654)	(306,096)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,895	(1,108,124)	(16,773)	(566,870)	(267,237)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	24,474	30	27,539	19,016
Annuity payments	—	(27,586)	—	(62,878)	(2,808)
Surrenders, withdrawals and death benefits	(416,308)	(742,356)	(47,935)	(845,354)	(248,624)
Net transfers between other subaccounts
or fixed rate option	(67,702)	(84,692)	(7,572)	(94,686)	21,106
Miscellaneous transactions	(25)	(260)	(1)	571	65
Other charges	(82)	(18,622)	(820)	(14,542)	(3,090)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(484,117)	(849,042)	(56,298)	(989,350)	(214,335)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(454,222)	(1,957,166)	(73,071)	(1,556,220)	(481,572)

NET ASSETS
Beginning of period	832,965	8,142,275	485,763	7,242,370	2,110,312
End of period	$378,743	$6,185,109	$412,692	$5,686,150	$1,628,740

Beginning units	562,620	2,331,536	226,785	2,025,937	1,092,745
Units issued	3,281	14,466	2,912	14,130	28,475
Units redeemed	(312,358)	(259,560)	(27,687)	(272,492)	(156,571)
Ending units	253,543	2,086,442	202,010	1,767,575	964,649

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(929,051)	$(397,696)	$(2,736,343)	$(224,568)	$(411,974)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,684,789	1,297,466	7,017,349	544,974	1,235,809
Net change in unrealized appreciation (depreciation) on investments	(7,627,291)	(2,552,968)	(15,639,282)	(2,042,530)	(1,799,590)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,871,553)	(1,653,198)	(11,358,276)	(1,722,124)	(975,755)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	912,183	1,764,053	5,870,866	1,279,091	3,071,136
Annuity payments	—	—	(46,436)	—	—
Surrenders, withdrawals and death benefits	(4,141,587)	(1,318,399)	(9,321,382)	(532,874)	(1,890,633)
Net transfers between other subaccounts
or fixed rate option	(7,239,185)	(2,732,579)	(13,706,786)	892,425	(1,410,070)
Miscellaneous transactions	269	(75)	(2,034)	(492)	38
Other charges	(557,970)	(230,931)	(1,764,516)	(131,522)	(230,789)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,026,290)	(2,517,931)	(18,970,288)	1,506,628	(460,318)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,897,843)	(4,171,129)	(30,328,564)	(215,496)	(1,436,073)

NET ASSETS
Beginning of period	67,828,021	29,303,494	177,660,034	14,171,797	29,968,493
End of period	$50,930,178	$25,132,365	$147,331,470	$13,956,301	$28,532,420

Beginning units	3,729,480	1,478,395	12,622,002	852,770	2,026,029
Units issued	237,649	281,269	842,538	246,392	458,140
Units redeemed	(850,084)	(399,736)	(2,205,920)	(136,814)	(486,704)
Ending units	3,117,045	1,359,928	11,258,620	962,348	1,997,465

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(301,941)	$(154,233)	$(239,315)	$(982,247)	$(514,466)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,553,348	698,986	1,121,881	4,140,084	2,197,916
Net change in unrealized appreciation (depreciation) on investments	(4,290,839)	(2,295,588)	(3,663,362)	(6,521,972)	(7,375,571)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,039,432)	(1,750,835)	(2,780,796)	(3,364,135)	(5,692,121)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	959,063	166,770	615,878	1,915,247	1,280,702
Annuity payments	—	—	—	—	(46,837)
Surrenders, withdrawals and death benefits	(2,103,996)	(763,108)	(1,037,315)	(4,578,374)	(1,769,900)
Net transfers between other subaccounts
or fixed rate option	(1,081,160)	(560,889)	(1,422,383)	(2,655,190)	2,179,752
Miscellaneous transactions	1,071	(33)	115	536	1,148
Other charges	(173,183)	(84,023)	(125,815)	(554,281)	(308,906)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,398,205)	(1,241,283)	(1,969,520)	(5,872,062)	1,335,959

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,437,637)	(2,992,118)	(4,750,316)	(9,236,197)	(4,356,162)

NET ASSETS
Beginning of period	19,309,016	10,792,303	16,836,617	63,557,196	34,896,824
End of period	$14,871,379	$7,800,185	$12,086,301	$54,320,999	$30,540,662

Beginning units	865,182	495,956	804,909	3,009,467	1,682,687
Units issued	245,031	52,805	147,741	443,819	416,022
Units redeemed	(337,845)	(111,519)	(244,860)	(703,385)	(355,217)
Ending units	772,368	437,242	707,790	2,749,901	1,743,492

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	9/14/2018**	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(508,862)	$(880,069)	$(286,659)	$(514,425)	$(279,093)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,396,852	7,206,197	2,436,518	2,331,117	88,438
Net change in unrealized appreciation (depreciation) on investments	(3,266,741)	(8,156,163)	(2,216,756)	(7,877,525)	67,806
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,378,751)	(1,830,035)	(66,897)	(6,060,833)	(122,849)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,753,634	671,799	937,042	1,418,486	1,834,899
Annuity payments	(28,073)	(22,079)	—	(2,758)	—
Surrenders, withdrawals and death benefits	(2,223,577)	(4,088,093)	(894,693)	(2,243,604)	(1,792,366)
Net transfers between other subaccounts
or fixed rate option	(51,754,577)	(7,863,851)	(86,872)	(2,618,783)	(347,884)
Miscellaneous transactions	66	(307)	312	1,354	54
Other charges	(342,833)	(504,401)	(160,725)	(296,125)	(152,803)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(52,595,360)	(11,806,932)	(204,936)	(3,741,430)	(458,100)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,974,111)	(13,636,967)	(271,833)	(9,802,263)	(580,949)

NET ASSETS
Beginning of period	53,974,111	59,638,995	17,630,876	36,902,959	21,183,691
End of period	$—	$46,002,028	$17,359,043	$27,100,696	$20,602,742

Beginning units	4,343,822	2,373,911	764,067	1,637,849	2,080,890
Units issued	468,556	230,797	321,614	219,279	478,643
Units redeemed	(4,812,378)	(689,220)	(322,185)	(387,214)	(526,135)
Ending units	—	1,915,488	763,496	1,469,914	2,033,398

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(400,814)	$(413,432)	$(18,599,856)	$(515,779)	$(433,749)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,997,000	821,475	40,788,953	1,809,461	1,075,166
Net change in unrealized appreciation (depreciation) on investments	(4,437,680)	(5,148,853)	(101,507,442)	(5,116,272)	(5,935,504)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,841,494)	(4,740,810)	(79,318,345)	(3,822,590)	(5,294,087)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,551,917	647,062	42,649,462	1,159,107	135,036
Annuity payments	—	—	(235,309)	—	—
Surrenders, withdrawals and death benefits	(1,165,757)	(1,459,018)	(64,488,580)	(2,016,416)	(2,039,682)
Net transfers between other subaccounts
or fixed rate option	(77,154)	(3,957,277)	(55,228,069)	(1,265,773)	797,101
Miscellaneous transactions	78	2,459	347	721	416
Other charges	(232,193)	(248,771)	(12,576,197)	(305,842)	(253,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	76,891	(5,015,545)	(89,878,346)	(2,428,203)	(1,360,326)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,764,603)	(9,756,355)	(169,196,691)	(6,250,793)	(6,654,413)

NET ASSETS
Beginning of period	28,835,038	30,002,122	1,206,523,355	36,465,953	27,795,951
End of period	$26,070,435	$20,245,767	$1,037,326,664	$30,215,160	$21,141,538

Beginning units	1,143,077	2,762,430	73,973,025	1,834,933	1,958,892
Units issued	278,968	363,783	3,329,545	240,953	428,187
Units redeemed	(283,817)	(861,851)	(8,706,891)	(366,382)	(549,525)
Ending units	1,138,228	2,264,362	68,595,679	1,709,504	1,837,554

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(209,225)	$(2,258,923)	$(11,849,944)	$(4,848,695)	$(12,133,885)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	119,255	4,586,128	32,690,940	16,585,524	33,411,809
Net change in unrealized appreciation (depreciation) on investments	186,105	(11,504,305)	(76,746,824)	(39,067,826)	(68,999,841)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	96,135	(9,177,100)	(55,905,828)	(27,330,997)	(47,721,917)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	691,714	8,402,534	37,131,459	3,686,334	30,700,524
Annuity payments	—	(19,293)	(81,558)	(83,492)	(578,275)
Surrenders, withdrawals and death benefits	(1,149,585)	(6,923,019)	(43,158,761)	(18,321,312)	(45,437,834)
Net transfers between other subaccounts
or fixed rate option	(1,338,747)	(11,039,496)	(36,232,106)	(50,578,154)	(39,922,121)
Miscellaneous transactions	(261)	(2,274)	3,529	1,345	17,973
Other charges	(140,397)	(1,578,748)	(7,052,339)	(2,470,612)	(7,328,160)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,937,276)	(11,160,296)	(49,389,776)	(67,765,891)	(62,547,893)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,841,141)	(20,337,396)	(105,295,604)	(95,096,888)	(110,269,810)

NET ASSETS
Beginning of period	16,051,153	142,719,058	726,877,534	317,415,351	778,162,032
End of period	$14,210,012	$122,381,662	$621,581,930	$222,318,463	$667,892,222

Beginning units	1,577,249	10,482,954	42,943,788	23,441,366	48,857,191
Units issued	243,789	839,442	4,011,079	1,502,401	2,598,086
Units redeemed	(437,108)	(1,715,050)	(6,930,164)	(6,702,962)	(6,460,402)
Ending units	1,383,930	9,607,346	40,024,703	18,240,805	44,994,875

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(7,785,466)	$(6,330,610)	$(19,166,600)	$(10,381,300)	$(1,408,764)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,137,617	14,111,788	35,769,549	29,741,673	9,703,670
Net change in unrealized appreciation (depreciation) on investments	(32,233,216)	(44,354,938)	(123,151,125)	(66,509,751)	(6,319,003)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(20,881,065)	(36,573,760)	(106,548,176)	(47,149,378)	1,975,903

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,347,852	14,823,756	27,884,716	18,910,313	5,789,853
Annuity payments	(81,618)	(6,417)	(138,927)	(48,645)	—
Surrenders, withdrawals and death benefits	(33,806,551)	(19,893,702)	(64,984,742)	(40,608,772)	(6,033,601)
Net transfers between other subaccounts
or fixed rate option	(33,223,676)	(29,639,346)	(110,217,323)	(37,242,325)	(2,727,653)
Miscellaneous transactions	(3,259)	(8,623)	5,779	(2,372)	2,923
Other charges	(4,864,953)	(4,222,034)	(12,867,794)	(6,965,721)	(772,854)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(50,632,205)	(38,946,366)	(160,318,291)	(65,957,522)	(3,741,332)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,513,270)	(75,520,126)	(266,866,467)	(113,106,900)	(1,765,429)

NET ASSETS
Beginning of period	505,272,245	410,656,149	1,248,725,778	680,481,579	86,682,301
End of period	$433,758,975	$335,136,023	$981,859,311	$567,374,679	$84,916,872

Beginning units	36,076,003	27,846,464	74,416,651	41,197,022	3,187,695
Units issued	2,452,387	1,346,549	3,176,355	1,424,411	741,962
Units redeemed	(6,004,833)	(4,099,518)	(13,099,674)	(5,378,884)	(833,119)
Ending units	32,523,557	25,093,495	64,493,332	37,242,549	3,096,538

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(422)	$(401,469)	$(3,062,167)	$(187,676)	$(293,925)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,810,206	3,029,049	395,498	906,146
Net change in unrealized appreciation (depreciation) on investments	—	(4,853,114)	(4,649,536)	(2,681,101)	(3,951,364)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(422)	(2,444,377)	(4,682,654)	(2,473,279)	(3,339,143)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,539,055	1,067,289	2,449,944	848,100	1,690,044
Annuity payments	—	—	(75,126)	—	—
Surrenders, withdrawals and death benefits	(63,470,076)	(1,826,650)	(12,242,628)	(1,062,625)	(1,290,766)
Net transfers between other subaccounts
or fixed rate option	69,750,550	126,369	(15,311,186)	(93,691)	1,205,950
Miscellaneous transactions	76	832	175	818	1,512
Other charges	(146,553)	(213,725)	(1,780,210)	(103,902)	(206,571)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,673,052	(845,885)	(26,959,031)	(411,300)	1,400,169

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,672,630	(3,290,262)	(31,641,685)	(2,884,579)	(1,938,974)

NET ASSETS
Beginning of period	17,759,381	25,377,029	203,122,140	14,123,226	21,229,882
End of period	$26,432,011	$22,086,767	$171,480,455	$11,238,647	$19,290,908

Beginning units	1,958,472	1,070,361	17,408,451	1,066,618	1,387,880
Units issued	4,488,512	326,473	1,662,570	213,349	403,191
Units redeemed	(3,575,834)	(358,588)	(4,032,094)	(256,326)	(315,089)
Ending units	2,871,150	1,038,246	15,038,927	1,023,641	1,475,982

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018**	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,876,790)	$(1,370,549)	$(179,388)	$(183,717)	$(127,640)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	632,817	1,267,418	529,683	13,540	333,396
Net change in unrealized appreciation (depreciation) on investments	5,247,027	(2,677,961)	(473,893)	76,860	(716,491)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,003,054	(2,781,092)	(123,598)	(93,317)	(510,735)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,629,087	—	—	148,244
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,014,352)	(6,215,222)	(2,267,256)	(3,556,213)	(357,851)
Net transfers between other subaccounts
or fixed rate option	525,281,764	46,182,844	(15,270,656)	17,751,564	(1,103,225)
Miscellaneous transactions	(96)	861	(74)	252	(8)
Other charges	(2,144,116)	(818,778)	(4,299)	(367)	(72,341)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	514,123,200	40,778,792	(17,542,285)	14,195,236	(1,385,181)

TOTAL INCREASE (DECREASE) IN NET ASSETS	517,126,254	37,997,700	(17,665,883)	14,101,919	(1,895,916)

NET ASSETS
Beginning of period	94,732,507	76,488,012	17,665,883	869,039	8,894,452
End of period	$611,858,761	$114,485,712	$—	$14,970,958	$6,998,536

Beginning units	6,924,968	5,998,902	1,587,477	76,083	562,771
Units issued	59,289,652	5,275,393	190,705	1,603,751	54,888
Units redeemed	(15,787,457)	(1,972,853)	(1,778,182)	(341,859)	(141,802)
Ending units	50,427,163	9,301,442	—	1,337,975	475,857

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(402,075)	$(503,514)	$(6,505,092)	$(3,504,851)	$(3,426,169)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,003,085	2,401,570	14,709,558	7,045,833	7,900,010
Net change in unrealized appreciation (depreciation) on investments	(4,693,599)	(6,839,065)	(47,683,361)	(23,728,031)	(23,504,207)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,092,589)	(4,941,009)	(39,478,895)	(20,187,049)	(19,030,366)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	210,912	1,038,895	12,559,989	13,955,136	9,632,453
Annuity payments	—	—	(41,153)	(53,751)	(69,617)
Surrenders, withdrawals and death benefits	(1,548,524)	(1,898,944)	(20,321,612)	(9,116,489)	(10,746,804)
Net transfers between other subaccounts
or fixed rate option	(2,580,472)	(2,625,393)	(36,585,657)	(15,987,751)	(29,615,737)
Miscellaneous transactions	229	227	(3,502)	(3,063)	(1,687)
Other charges	(256,457)	(293,620)	(4,725,140)	(2,465,199)	(2,521,807)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,174,312)	(3,778,835)	(49,117,075)	(13,671,117)	(33,323,199)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,266,901)	(8,719,844)	(88,595,970)	(33,858,166)	(52,353,565)

NET ASSETS
Beginning of period	28,053,182	35,212,836	439,419,750	224,713,662	231,540,068
End of period	$19,786,281	$26,492,992	$350,823,780	$190,855,496	$179,186,503

Beginning units	2,535,577	1,536,950	30,615,987	14,486,829	17,513,557
Units issued	622,954	192,991	1,336,736	1,421,398	1,310,026
Units redeemed	(1,044,991)	(358,538)	(4,949,202)	(2,354,313)	(3,907,890)
Ending units	2,113,540	1,371,403	27,003,521	13,553,914	14,915,693

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,883)	$(372)	$(3,503)	$(3,330)	$(7,520)
Capital gains distributions received	13,425	23,004	—	15,506	—
Net realized gain (loss) on shares redeemed	20,211	3,226	18,697	18,129	26,080
Net change in unrealized appreciation (depreciation) on investments	(33,920)	(47,399)	(56,512)	(21,308)	(90,066)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,167)	(21,541)	(41,318)	8,997	(71,506)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,733)	(2,782)	(1,185)	(7,320)	(6,129)
Net transfers between other subaccounts
or fixed rate option	15,993	(29,673)	28,398	(7,677)	(72,492)
Miscellaneous transactions	—	—	—	—	—
Other charges	(2,288)	(1,191)	(3,031)	(2,046)	(4,825)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	11,972	(33,646)	24,182	(17,043)	(83,446)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,805	(55,187)	(17,136)	(8,046)	(154,952)

NET ASSETS
Beginning of period	264,636	156,161	328,356	224,032	586,505
End of period	$272,441	$100,974	$311,220	$215,986	$431,553

Beginning units	10,299	7,822	24,257	9,089	31,029
Units issued	2,306	876	5,281	1,379	2,799
Units redeemed	(1,909)	(2,672)	(3,274)	(1,948)	(7,234)
Ending units	10,696	6,026	26,264	8,520	26,594
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(4,263)	$(3,197)	$843	$(2,854)	$(1,352)
Capital gains distributions received	24,557	29,913	14,687	13,319	7,800
Net realized gain (loss) on shares redeemed	1,787	(764)	1,984	6,375	108
Net change in unrealized appreciation (depreciation) on investments	(53,233)	(63,615)	(26,509)	(27,590)	(36,835)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(31,152)	(37,663)	(8,995)	(10,750)	(30,279)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,189)	(3,473)	—	(2,389)	(591)
Net transfers between other subaccounts
or fixed rate option	(74,303)	29,579	(2,017)	(8,258)	139,452
Miscellaneous transactions	—	26	—	—	—
Other charges	(2,457)	(1,938)	(1,113)	(1,656)	(876)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(82,949)	24,194	(3,130)	(12,303)	137,985

TOTAL INCREASE (DECREASE) IN NET ASSETS	(114,101)	(13,469)	(12,125)	(23,053)	107,706

NET ASSETS
Beginning of period	309,192	228,908	130,290	196,588	46,534
End of period	$195,091	$215,439	$118,165	$173,535	$154,240

Beginning units	15,473	12,476	9,606	9,258	2,406
Units issued	1,549	3,840	1,423	1,799	7,853
Units redeemed	(5,767)	(2,579)	(1,651)	(2,258)	(863)
Ending units	11,255	13,737	9,378	8,799	9,396

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$1,841	$402	$(3,011)	$(997)	$(27,861)
Capital gains distributions received	—	2,243	8,692	—	—
Net realized gain (loss) on shares redeemed	(146)	3,115	5,957	3,424	8,804
Net change in unrealized appreciation (depreciation) on investments	(8,704)	(5,390)	(16,737)	(20,176)	(2,828)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,009)	370	(5,099)	(17,749)	(21,885)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(963)	(1,240)	—	(1,649)	(45,708)
Net transfers between other subaccounts
or fixed rate option	(4,638)	(3,193)	(25,961)	(18,728)	302,371
Miscellaneous transactions	—	—	—	—	—
Other charges	(395)	(680)	(2,317)	(1,475)	(201)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,996)	(5,113)	(28,278)	(21,852)	256,462

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,005)	(4,743)	(33,377)	(39,601)	234,577

NET ASSETS
Beginning of period	47,969	76,328	205,699	163,399	1,255,156
End of period	$34,964	$71,585	$172,322	$123,798	$1,489,733

Beginning units	3,754	5,148	10,195	10,840	105,764
Units issued	391	1,548	895	1,265	46,105
Units redeemed	(873)	(1,933)	(2,268)	(2,788)	(23,814)
Ending units	3,272	4,763	8,822	9,317	128,055

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	1/2/2018**	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(394,048)	$(77)	$(166,040)	$4,321	$(7,915)
Capital gains distributions received	—	—	—	10,056	47,523
Net realized gain (loss) on shares redeemed	3,067,904	8,260	116,822	82	3,564
Net change in unrealized appreciation (depreciation) on investments	(3,601,881)	(8,405)	(129,831)	(22,969)	(47,694)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(928,025)	(222)	(179,049)	(8,510)	(4,522)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,238,495	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,734,583)	—	(2,425,860)	—	—
Net transfers between other subaccounts
or fixed rate option	(422,434)	(312,917)	830,081	1,984	(5,165)
Miscellaneous transactions	619	52	1	—	—
Other charges	(227,591)	(27)	(2,550)	(27)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(145,494)	(312,892)	(1,598,328)	1,957	(5,165)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,073,519)	(313,114)	(1,777,377)	(6,553)	(9,687)

NET ASSETS
Beginning of period	25,540,900	313,114	7,715,223	45,916	423,285
End of period	$24,467,381	$—	$5,937,846	$39,363	$413,598

Beginning units	1,072,808	29,177	628,145	2,430	105,758
Units issued	387,578	—	159,629	176	—
Units redeemed	(383,459)	(29,177)	(291,491)	(56)	(1,156)
Ending units	1,076,927	—	496,283	2,550	104,602

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(118,086)	$(353,042)	$(2,398,362)	$(1,910)	$(324,991)
Capital gains distributions received	—	—	—	13,401	—
Net realized gain (loss) on shares redeemed	128,209	506,744	4,486,711	11,215	258,755
Net change in unrealized appreciation (depreciation) on investments	(169,947)	(4,375,386)	(12,537,710)	(33,792)	(446,808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(159,824)	(4,221,684)	(10,449,361)	(11,086)	(513,044)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	16,162,688	12,208,919	—	2,069,363
Annuity payments	—	—	(20,260)	—	—
Surrenders, withdrawals and death benefits	(926,271)	(1,568,075)	(8,766,047)	(400)	(1,948,984)
Net transfers between other subaccounts
or fixed rate option	(1,296,347)	854,481	(11,452,331)	(32,319)	2,477,207
Miscellaneous transactions	24	(34)	2,324	—	251
Other charges	(1,620)	(247,297)	(1,616,719)	(11)	(218,825)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,224,214)	15,201,763	(9,644,114)	(32,730)	2,379,012

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,384,038)	10,980,079	(20,093,475)	(43,816)	1,865,968

NET ASSETS
Beginning of period	7,200,397	42,013,982	153,791,969	170,942	26,413,996
End of period	$4,816,359	$52,994,061	$133,698,494	$127,126	$28,279,964

Beginning units	617,220	2,823,660	12,230,883	7,970	2,336,855
Units issued	117,110	1,246,831	1,181,891	—	831,491
Units redeemed	(305,321)	(238,578)	(2,010,514)	(1,474)	(617,358)
Ending units	429,009	3,831,913	11,402,260	6,496	2,550,988

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(20,955)	$(1,013,490)	$(5,967)	$(232,438)	$(93,178)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(8,629)	2,976,717	3,128	1,078,338	(40,626)
Net change in unrealized appreciation (depreciation) on investments	38	(8,265,006)	(55,677)	(2,707,312)	29,146
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(29,546)	(6,301,779)	(58,516)	(1,861,412)	(104,658)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	4,831,010	143,453	1,104,453	—
Annuity payments	—	(33,611)	—	—	—
Surrenders, withdrawals and death benefits	(310,396)	(3,704,727)	(21,276)	(985,819)	(1,053,695)
Net transfers between other subaccounts
or fixed rate option	97,173	(7,602,485)	(80,619)	(1,501,562)	1,046,373
Miscellaneous transactions	—	631	14	(890)	(78)
Other charges	(355)	(743,466)	(3,414)	(133,476)	(541)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(213,578)	(7,252,648)	38,158	(1,517,294)	(7,941)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(243,124)	(13,554,427)	(20,358)	(3,378,706)	(112,599)

NET ASSETS
Beginning of period	1,332,792	64,865,648	748,809	17,577,745	4,241,174
End of period	$1,089,668	$51,311,221	$728,451	$14,199,039	$4,128,575

Beginning units	131,168	4,640,874	68,309	972,002	432,244
Units issued	13,953	953,461	21,980	303,337	291,074
Units redeemed	(35,393)	(1,525,262)	(18,661)	(381,850)	(289,792)
Ending units	109,728	4,069,073	71,628	893,489	433,526

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(23,291)	$(217,399)	$(25,426,919)	$(14,834)	$(11,869)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	37,574	887,773	599,523	48,118	28,327
Net change in unrealized appreciation (depreciation) on investments	(579,497)	(1,504,994)	(73,854,608)	(193,615)	(125,536)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(565,214)	(834,620)	(98,682,004)	(160,331)	(109,078)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	756,673	356,695	327,332,988	456,463	240,341
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(144,112)	(645,697)	(73,394,061)	(110,484)	(29,778)
Net transfers between other subaccounts
or fixed rate option	(117,906)	(2,097,207)	—	110,415	10,106
Miscellaneous transactions	173	161	(14,560)	88	198
Other charges	(10,186)	(117,344)	(208,618)	(6,338)	(4,837)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	484,642	(2,503,392)	253,715,749	450,144	216,030

TOTAL INCREASE (DECREASE) IN NET ASSETS	(80,572)	(3,338,012)	155,033,745	289,813	106,952

NET ASSETS
Beginning of period	2,446,780	15,029,089	1,281,279,813	1,465,672	1,089,877
End of period	$2,366,208	$11,691,077	$1,436,313,558	$1,755,485	$1,196,829

Beginning units	193,188	930,640	113,950,074	86,348	62,727
Units issued	96,542	135,281	24,967,594	41,499	19,663
Units redeemed	(58,265)	(295,623)	(977,674)	(13,060)	(7,861)
Ending units	231,465	770,298	137,939,994	114,787	74,529

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(35,224)	$(2,098,447)	$(27,174)	$(45,549)	$(77,828)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(6,206)	1,204,393	54,923	108,264	144,242
Net change in unrealized appreciation (depreciation) on investments	57,018	(14,991,878)	(483,093)	(624,380)	(1,042,930)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,588	(15,885,932)	(455,344)	(561,665)	(976,516)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	70,615,062	507,421	910,701	2,298,417
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(338,535)	(2,594,477)	(202,991)	(258,963)	(533,060)
Net transfers between other subaccounts
or fixed rate option	2,489,447	(27,613,922)	21,342	(161,299)	295,530
Miscellaneous transactions	(32)	(11,911)	583	54	(288)
Other charges	(99)	(1,720,260)	(25,560)	(41,651)	(72,978)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,150,781	38,674,492	300,795	448,842	1,987,621

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,166,369	22,788,560	(154,549)	(112,823)	1,011,105

NET ASSETS
Beginning of period	302,765	105,997,701	4,243,065	6,780,814	11,888,899
End of period	$2,469,134	$128,786,261	$4,088,516	$6,667,991	$12,900,004

Beginning units	27,638	8,173,030	344,821	527,888	921,908
Units issued	298,207	5,948,030	57,031	80,052	229,587
Units redeemed	(98,527)	(3,220,637)	(32,619)	(45,223)	(74,457)
Ending units	227,318	10,900,423	369,233	562,717	1,077,038

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	4/27/2018**	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(12,951)	$(17,565)	$(21,987)	$(36,419)	$(2,867)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	475,272	25,877	147,127	13,025	(791)
Net change in unrealized appreciation (depreciation) on investments	(542,405)	(190,877)	(569,403)	(54,415)	(27,085)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(80,084)	(182,565)	(444,263)	(77,809)	(30,743)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	150,544	463,470	749,029	1,197,522	9,450
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(182,276)	(285,876)	(182,608)	(368,691)	(36,574)
Net transfers between other subaccounts
or fixed rate option	(6,667,413)	(173,555)	(608,181)	(158,444)	17,591
Miscellaneous transactions	(32)	(2)	1,285	71	(1)
Other charges	(12,195)	(17,383)	(20,396)	(35,680)	(2,800)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,711,372)	(13,346)	(60,871)	634,778	(12,334)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,791,456)	(195,911)	(505,134)	556,969	(43,077)

NET ASSETS
Beginning of period	6,791,456	3,040,546	3,559,030	5,408,956	529,141
End of period	$—	$2,844,635	$3,053,896	$5,965,925	$486,064

Beginning units	633,101	299,365	273,406	518,715	51,998
Units issued	16,550	47,000	60,486	135,178	4,492
Units redeemed	(649,651)	(49,185)	(65,075)	(73,223)	(5,592)
Ending units	—	297,180	268,817	580,670	50,898

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(10,106)	$(5,404)	$(610,917)	$(388,628)	$(10,463)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,960	417	364,150	(248,897)	9,546
Net change in unrealized appreciation (depreciation) on investments	(162,090)	(2,865)	(3,358,543)	180,414	(1,443)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(156,236)	(7,852)	(3,605,310)	(457,111)	(2,360)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	240,291	247,566	10,116,371	—	556,274
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(20,906)	(28,106)	(580,783)	(2,548,896)	(103,180)
Net transfers between other subaccounts
or fixed rate option	(91,418)	90,195	(5,624,637)	3,545,871	(215,740)
Miscellaneous transactions	(29)	—	(486)	(16)	2
Other charges	(9,314)	(4,949)	(508,491)	(5,372)	(10,092)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	118,624	304,706	3,401,974	991,587	227,264

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,612)	296,854	(203,336)	534,476	224,904

NET ASSETS
Beginning of period	1,682,589	788,382	35,641,549	16,629,330	1,595,617
End of period	$1,644,977	$1,085,236	$35,438,213	$17,163,806	$1,820,521

Beginning units	142,618	82,555	3,030,888	1,675,958	149,189
Units issued	25,030	45,247	1,131,510	1,189,076	59,817
Units redeemed	(14,279)	(13,180)	(904,862)	(1,077,315)	(38,433)
Ending units	153,369	114,622	3,257,536	1,787,719	170,573

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,287)	$(1,697)	$(3,230)	$(8,803)	$(1,949)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	253	(6)	978	7,510	(71)
Net change in unrealized appreciation (depreciation) on investments	(1,517)	(1,185)	20,673	(152,191)	(20,086)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,551)	(2,888)	18,421	(153,484)	(22,106)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,069	103,328	153,064	529,116	102,852
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(12,102)	(3,611)	(9,213)	(55,973)	(4,778)
Net transfers between other subaccounts
or fixed rate option	14,717	82,379	81,330	497,003	7,846
Miscellaneous transactions	(2)	—	—	586	—
Other charges	(3,076)	(1,660)	(2,961)	(7,815)	(1,870)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	15,606	180,436	222,220	962,917	104,050

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,055	177,548	240,641	809,433	81,944

NET ASSETS
Beginning of period	495,231	185,321	456,111	994,891	284,769
End of period	$506,286	$362,869	$696,752	$1,804,324	$366,713

Beginning units	47,284	20,401	43,524	89,079	31,206
Units issued	3,412	21,517	24,334	96,905	12,086
Units redeemed	(1,912)	(1,461)	(3,059)	(10,664)	(517)
Ending units	48,784	40,457	64,799	175,320	42,775

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(5,639)	$(10,931)	$(5,263)	$(8,319)	$12,852
Capital gains distributions received	—	—	—	—	262,524
Net realized gain (loss) on shares redeemed	6,720	1,756	17,900	19,762	(50,633)
Net change in unrealized appreciation (depreciation) on investments	(167,123)	(65,284)	(69,624)	(95,975)	(751,911)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(166,042)	(74,459)	(56,987)	(84,532)	(527,168)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	291,493	619,750	55,565	257,784	3,617,298
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(39,970)	(88,937)	(69,181)	(42,901)	(40,599)
Net transfers between other subaccounts
or fixed rate option	26,857	(132,446)	(83,279)	51,295	(1,635,503)
Miscellaneous transactions	(26)	73	(90)	(5)	(67)
Other charges	(5,397)	(10,188)	(5,235)	(7,894)	(33,870)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	272,957	388,252	(102,220)	258,279	1,907,259

TOTAL INCREASE (DECREASE) IN NET ASSETS	106,915	313,793	(159,207)	173,747	1,380,091

NET ASSETS
Beginning of period	778,734	1,619,148	935,916	1,332,638	3,899,882
End of period	$885,649	$1,932,941	$776,709	$1,506,385	$5,279,973

Beginning units	66,377	163,567	82,091	112,243	335,511
Units issued	31,293	70,301	6,770	37,458	330,466
Units redeemed	(8,161)	(30,695)	(15,691)	(15,642)	(171,349)
Ending units	89,509	203,173	73,170	134,059	494,628

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/2/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(12,125)	$(295,812)	$(5,660)	$(83,630)	$(626)
Capital gains distributions received	3,191	—	—	—	—
Net realized gain (loss) on shares redeemed	4,095	(238,983)	5,392	4,753	879
Net change in unrealized appreciation (depreciation) on investments	(106,226)	151,240	(93,025)	176,483	4,656
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(111,065)	(383,555)	(93,293)	97,606	4,909

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	399,798	—	170	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(82,758)	(2,134,115)	(24,950)	(363,653)	(1,857)
Net transfers between other subaccounts
or fixed rate option	530,883	2,396,222	35,016	5,121,001	146,900
Miscellaneous transactions	(3)	(183)	(2)	26	—
Other charges	(11,601)	(4,224)	(796)	(572)	(10)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	836,319	257,700	9,438	4,756,802	145,033

TOTAL INCREASE (DECREASE) IN NET ASSETS	725,254	(125,855)	(83,855)	4,854,408	149,942

NET ASSETS
Beginning of period	1,434,202	12,982,975	462,032	46,329	—
End of period	$2,159,456	$12,857,120	$378,177	$4,900,737	$149,942

Beginning units	122,558	1,311,487	34,190	4,647	—
Units issued	82,259	942,475	5,167	842,019	19,143
Units redeemed	(9,462)	(908,707)	(4,796)	(337,005)	(3,594)
Ending units	195,355	1,345,255	34,561	509,661	15,549
* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

SUBACCOUNTS
AST American Funds Growth Allocation Portfolio
4/30/2018*
to
12/31/2018

OPERATIONS
Net investment income (loss)	$(101,329)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(202,169)
Net change in unrealized appreciation (depreciation) on investments	(1,366,823)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,670,321)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	26,288,413
Annuity payments	—
Surrenders, withdrawals and death benefits	(9,720)
Net transfers between other subaccounts
or fixed rate option	(1,077,550)
Miscellaneous transactions	1,079
Other charges	(52,402)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	25,149,820

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,479,499

NET ASSETS
Beginning of period	—
End of period	$23,479,499

Beginning units	—
Units issued	2,726,623
Units redeemed	(244,528)
Ending units	2,482,095

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(68,166)	$(219,988)	$(262,616)	$(350,227)	$676,755
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	258,708	1,098,110	1,263,572	(524)
Net change in unrealized appreciation (depreciation) on investments	—	816,569	3,144,369	2,508,305	216,765
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(68,166)	855,289	3,979,863	3,421,650	892,996

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,209	16,952	30,017	111,336	27,766
Annuity payments	(93,816)	(226,948)	(225,313)	(233,034)	(295,693)
Surrenders, withdrawals and death benefits	(1,392,958)	(1,653,688)	(1,483,768)	(2,186,051)	(1,521,295)
Net transfers between other subaccounts
or fixed rate option	664,144	330,577	(681,164)	(915,169)	191,168
Miscellaneous transactions	542	508	(171)	(141)	(557)
Other charges	(7,630)	(4,737)	(12,991)	(23,788)	(16,196)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(765,509)	(1,537,336)	(2,373,390)	(3,246,847)	(1,614,807)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(833,675)	(682,047)	1,606,473	174,803	(721,811)

NET ASSETS
Beginning of period	8,291,102	16,285,434	17,600,877	24,239,204	14,951,928
End of period	$7,457,427	$15,603,387	$19,207,350	$24,414,007	$14,230,117

Beginning units	7,027,237	6,274,315	5,866,953	7,754,724	3,347,196
Units issued	1,699,090	145,881	10,974	64,640	60,864
Units redeemed	(2,376,100)	(723,297)	(723,764)	(1,117,670)	(373,263)
Ending units	6,350,227	5,696,899	5,154,163	6,701,694	3,034,797

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$33,802	$(73,836)	$(365,288)	$(61,091)	$(4,585)
Capital gains distributions received	434,913	—	—	—	71,404
Net realized gain (loss) on shares redeemed	1,525,212	230,861	2,461,667	298,196	31,570
Net change in unrealized appreciation (depreciation) on investments	1,928,426	915,875	5,475,722	239,496	292,025
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,922,353	1,072,900	7,572,101	476,601	390,414

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	34,926	30,757	21,506	22,898	12,353
Annuity payments	(139,616)	(16,415)	(168,260)	(15,079)	(2,153)
Surrenders, withdrawals and death benefits	(2,937,365)	(429,490)	(2,765,866)	(431,898)	(159,317)
Net transfers between other subaccounts
or fixed rate option	(480,099)	(35,553)	(964,393)	(7,414)	23,234
Miscellaneous transactions	(322)	3	64	35	55
Other charges	(15,703)	(3,779)	(17,596)	(1,374)	(340)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,538,179)	(454,477)	(3,894,545)	(432,832)	(126,168)

TOTAL INCREASE (DECREASE) IN NET ASSETS	384,174	618,423	3,677,556	43,769	264,246

NET ASSETS
Beginning of period	21,656,931	4,845,877	23,228,763	4,487,273	1,592,889
End of period	$22,041,105	$5,464,300	$26,906,319	$4,531,042	$1,857,135

Beginning units	6,972,702	2,057,237	7,092,161	843,297	996,402
Units issued	302,315	47,808	66,100	15,213	49,311
Units redeemed	(1,290,760)	(210,137)	(1,067,991)	(98,782)	(124,639)
Ending units	5,984,257	1,894,908	6,090,270	759,728	921,074

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$22,872	$(28,112)	$(51,275)	$12,818	$(746)
Capital gains distributions received	633,785	405,129	48,507	—	94,103
Net realized gain (loss) on shares redeemed	237,109	281,510	110,515	(88,593)	80,820
Net change in unrealized appreciation (depreciation) on investments	(970)	204,631	1,068,696	1,330,874	106,927
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	892,796	863,158	1,176,443	1,255,099	281,104

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,779	36,788	20,384	19,903	4,880
Annuity payments	(9,215)	(43,687)	(25,539)	(88,069)	(21,159)
Surrenders, withdrawals and death benefits	(727,556)	(887,144)	(474,117)	(453,820)	(199,672)
Net transfers between other subaccounts
or fixed rate option	109,676	(24,833)	(102,211)	(182,270)	(15,280)
Miscellaneous transactions	(12)	(57)	139	17	14
Other charges	(1,580)	(2,380)	(1,560)	(1,740)	(462)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(606,908)	(921,313)	(582,904)	(705,979)	(231,679)

TOTAL INCREASE (DECREASE) IN NET ASSETS	285,888	(58,155)	593,539	549,120	49,425

NET ASSETS
Beginning of period	6,452,698	7,912,555	4,761,596	4,517,905	1,412,320
End of period	$6,738,586	$7,854,400	$5,355,135	$5,067,025	$1,461,745

Beginning units	1,843,627	2,876,730	1,822,274	1,645,349	497,152
Units issued	38,606	28,176	22,997	2,444	10,714
Units redeemed	(210,715)	(345,957)	(220,168)	(226,827)	(84,955)
Ending units	1,671,518	2,558,949	1,625,103	1,420,966	422,911

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(81,925)	$5,309	$(39,833)	$(45,292)	$(12,438)
Capital gains distributions received	250,540	—	281,368	—	158,723
Net realized gain (loss) on shares redeemed	325,587	186,082	(45,423)	203,014	(28,000)
Net change in unrealized appreciation (depreciation) on investments	1,135,448	(45,063)	316,354	650,574	247,971
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,629,650	146,328	512,466	808,296	366,256

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,939	21,870	11,280	12,300	520
Annuity payments	(32,238)	(1,966)	(4,916)	(31,969)	—
Surrenders, withdrawals and death benefits	(551,695)	(346,375)	(172,018)	(214,485)	(196,288)
Net transfers between other subaccounts
or fixed rate option	(85,181)	(81,330)	(37,785)	(137,242)	(82,423)
Miscellaneous transactions	89	(25)	(113)	(19)	(80)
Other charges	(2,000)	(536)	(634)	(678)	(361)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(655,086)	(408,362)	(204,186)	(372,093)	(278,632)

TOTAL INCREASE (DECREASE) IN NET ASSETS	974,564	(262,034)	308,280	436,203	87,624

NET ASSETS
Beginning of period	5,752,032	2,316,932	2,681,836	3,064,276	1,902,234
End of period	$6,726,596	$2,054,898	$2,990,116	$3,500,479	$1,989,858

Beginning units	1,932,444	639,133	976,332	1,190,078	1,081,090
Units issued	24,040	24,250	8,314	3,603	12,487
Units redeemed	(212,569)	(138,331)	(75,121)	(135,595)	(158,480)
Ending units	1,743,915	525,052	909,525	1,058,086	935,097

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(11,441)	$(124,407)	$(6,007)	$(110,291)	$(30,845)
Capital gains distributions received	45,455	—	4,318	—	—
Net realized gain (loss) on shares redeemed	59,195	596,177	13,648	456,376	41,677
Net change in unrealized appreciation (depreciation) on investments	121,789	321,393	90,772	969,169	567,416
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	214,998	793,163	102,731	1,315,254	578,248

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	6,183	360	4,625	472
Annuity payments	—	(55,308)	—	(25,081)	—
Surrenders, withdrawals and death benefits	(165,930)	(700,797)	(31,670)	(636,131)	(243,585)
Net transfers between other subaccounts
or fixed rate option	4,777	(265,950)	(11,518)	(111,452)	(35,526)
Miscellaneous transactions	25	(4)	—	(166)	(274)
Other charges	(68)	(20,349)	(813)	(15,074)	(3,588)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(161,196)	(1,036,225)	(43,641)	(783,279)	(282,501)

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,802	(243,062)	59,090	531,975	295,747

NET ASSETS
Beginning of period	779,163	8,385,337	426,673	6,710,395	1,814,565
End of period	$832,965	$8,142,275	$485,763	$7,242,370	$2,110,312

Beginning units	683,422	2,654,338	250,768	2,245,328	1,282,583
Units issued	10,691	37,567	3,731	52,413	19,110
Units redeemed	(131,493)	(360,369)	(27,714)	(271,804)	(208,948)
Ending units	562,620	2,331,536	226,785	2,025,937	1,092,745

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(909,891)	$(422,796)	$(2,789,237)	$(205,077)	$(416,166)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,336,957	907,010	4,338,331	375,182	703,372
Net change in unrealized appreciation (depreciation) on investments	4,233,238	823,742	15,561,149	1,632,974	1,336,721
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,660,304	1,307,956	17,110,243	1,803,079	1,623,927

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,097,530	2,216,736	3,664,320	839,125	2,782,128
Annuity payments	(68,665)	(14,008)	(34,035)	—	—
Surrenders, withdrawals and death benefits	(3,203,201)	(1,553,655)	(10,712,461)	(575,701)	(1,420,962)
Net transfers between other subaccounts
or fixed rate option	14,570,743	431,580	1,967,674	243,551	1,100,543
Miscellaneous transactions	235	(1,063)	1,002	(126)	(15)
Other charges	(531,909)	(231,741)	(1,733,054)	(120,979)	(222,098)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,864,733	847,849	(6,846,554)	385,870	2,239,596

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,525,037	2,155,805	10,263,689	2,188,949	3,863,523

NET ASSETS
Beginning of period	50,302,984	27,147,689	167,396,345	11,982,848	26,104,970
End of period	$67,828,021	$29,303,494	$177,660,034	$14,171,797	$29,968,493

Beginning units	2,985,359	1,423,181	13,084,121	816,762	1,859,741
Units issued	1,187,563	319,893	775,965	134,247	455,885
Units redeemed	(443,442)	(264,679)	(1,238,084)	(98,239)	(289,597)
Ending units	3,729,480	1,478,395	12,622,002	852,770	2,026,029

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(279,340)	$(167,088)	$(247,333)	$(931,326)	$(471,050)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,046,558	777,669	995,011	2,014,908	1,740,825
Net change in unrealized appreciation (depreciation) on investments	3,246,674	1,029,693	151,604	12,073,443	3,896,738
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,013,892	1,640,274	899,282	13,157,025	5,166,513

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	498,967	168,384	913,599	1,369,519	1,714,493
Annuity payments	—	(7,131)	(59,551)	(106,254)	(30,490)
Surrenders, withdrawals and death benefits	(956,626)	(556,051)	(767,875)	(3,451,047)	(1,918,220)
Net transfers between other subaccounts
or fixed rate option	450,577	(442,862)	563,629	352,060	1,155,086
Miscellaneous transactions	1,666	272	270	276	(337)
Other charges	(163,749)	(90,380)	(128,176)	(533,625)	(290,780)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(169,165)	(927,768)	521,896	(2,369,071)	629,752

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,844,727	712,506	1,421,178	10,787,954	5,796,265

NET ASSETS
Beginning of period	15,464,289	10,079,797	15,415,439	52,769,242	29,100,559
End of period	$19,309,016	$10,792,303	$16,836,617	$63,557,196	$34,896,824

Beginning units	864,501	540,439	773,934	3,115,336	1,645,352
Units issued	163,937	77,872	223,568	372,559	351,863
Units redeemed	(163,256)	(122,355)	(192,593)	(478,428)	(314,528)
Ending units	865,182	495,956	804,909	3,009,467	1,682,687

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(722,094)	$(896,684)	$(239,063)	$(519,402)	$(278,515)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	377,147	4,490,957	1,054,755	1,442,413	58,748
Net change in unrealized appreciation (depreciation) on investments	1,322,291	11,600,201	3,156,466	2,981,288	271,725
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	977,344	15,194,474	3,972,158	3,904,299	51,958

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,392,637	1,379,824	701,394	2,502,253	2,347,215
Annuity payments	(63,028)	(29,835)	—	(7,594)	(5,709)
Surrenders, withdrawals and death benefits	(3,030,531)	(3,208,993)	(795,279)	(1,530,524)	(1,458,360)
Net transfers between other subaccounts
or fixed rate option	4,380,092	(3,605,976)	(108,125)	1,120,120	2,648,309
Miscellaneous transactions	423	(2,982)	147	56	(50)
Other charges	(478,206)	(516,073)	(138,855)	(294,679)	(145,994)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,201,387	(5,984,035)	(340,718)	1,789,632	3,385,411

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,178,731	9,210,439	3,631,440	5,693,931	3,437,369

NET ASSETS
Beginning of period	48,795,380	50,428,556	13,999,436	31,209,028	17,746,322
End of period	$53,974,111	$59,638,995	$17,630,876	$36,902,959	$21,183,691

Beginning units	3,995,200	2,615,446	776,335	1,523,796	1,750,161
Units issued	886,163	303,797	134,722	348,729	710,839
Units redeemed	(537,541)	(545,332)	(146,990)	(234,676)	(380,110)
Ending units	4,343,822	2,373,911	764,067	1,637,849	2,080,890

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(352,293)	$(443,291)	$(18,318,864)	$(502,175)	$(421,315)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,225,158	372,084	22,718,419	1,316,758	1,042,468
Net change in unrealized appreciation (depreciation) on investments	3,924,122	2,511,057	142,563,533	5,686,069	5,511,769
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,796,987	2,439,850	146,963,088	6,500,652	6,132,922

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,025,427	863,927	29,526,027	2,010,351	135,272
Annuity payments	(7,032)	(24,990)	(243,199)	(3,522)	(59,597)
Surrenders, withdrawals and death benefits	(1,034,375)	(1,504,519)	(50,185,499)	(1,142,522)	(1,776,549)
Net transfers between other subaccounts
or fixed rate option	100,119	1,555,600	343,418	904,232	2,344,941
Miscellaneous transactions	(1,576)	(527)	(1,259)	613	(104)
Other charges	(199,370)	(258,091)	(12,182,715)	(297,818)	(252,761)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,883,193	631,400	(32,743,227)	1,471,334	391,202

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,680,180	3,071,250	114,219,861	7,971,986	6,524,124

NET ASSETS
Beginning of period	22,154,858	26,930,872	1,092,303,494	28,493,967	21,271,827
End of period	$28,835,038	$30,002,122	$1,206,523,355	$36,465,953	$27,795,951

Beginning units	1,042,190	2,692,449	75,754,889	1,737,827	1,912,176
Units issued	296,116	646,670	2,866,461	365,334	454,183
Units redeemed	(195,229)	(576,689)	(4,648,325)	(268,228)	(407,467)
Ending units	1,143,077	2,762,430	73,973,025	1,834,933	1,958,892

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(210,782)	$(2,174,128)	$(11,082,123)	$(5,338,380)	$(11,962,658)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	54,197	2,409,531	15,492,373	8,862,603	19,666,562
Net change in unrealized appreciation (depreciation) on investments	223,465	14,790,388	95,386,584	27,844,569	83,804,850
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	66,880	15,025,791	99,796,834	31,368,792	91,508,754

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	911,253	7,810,383	28,497,312	4,194,355	24,699,281
Annuity payments	(42,541)	(35,162)	(143,311)	(161,122)	(370,156)
Surrenders, withdrawals and death benefits	(533,402)	(5,364,766)	(25,196,665)	(20,066,802)	(33,472,303)
Net transfers between other subaccounts
or fixed rate option	1,484,515	(29,617)	15,355,963	7,651,476	(5,616,710)
Miscellaneous transactions	(69)	(2,522)	(4,832)	(7,305)	1,939
Other charges	(137,051)	(1,478,346)	(6,371,112)	(2,604,065)	(7,045,565)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,682,705	899,970	12,137,355	(10,993,463)	(21,803,514)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,749,585	15,925,761	111,934,189	20,375,329	69,705,240

NET ASSETS
Beginning of period	14,301,568	126,793,297	614,943,345	297,040,022	708,456,792
End of period	$16,051,153	$142,719,058	$726,877,534	$317,415,351	$778,162,032

Beginning units	1,412,409	10,413,618	41,918,325	24,272,568	50,063,014
Units issued	335,411	1,012,440	3,807,471	2,611,559	2,521,689
Units redeemed	(170,571)	(943,104)	(2,782,008)	(3,442,761)	(3,727,512)
Ending units	1,577,249	10,482,954	42,943,788	23,441,366	48,857,191

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(7,852,574)	$(6,251,530)	$(16,477,730)	$(10,301,308)	$(1,205,653)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,802,880	6,815,697	11,680,454	15,597,784	5,913,358
Net change in unrealized appreciation (depreciation) on investments	35,882,138	52,397,982	139,662,991	85,890,397	18,420,745
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	38,832,444	52,962,149	134,865,715	91,186,873	23,128,450

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,682,372	14,033,338	27,589,616	16,176,593	4,217,242
Annuity payments	(305,959)	(95,043)	(959,332)	(170,271)	—
Surrenders, withdrawals and death benefits	(27,998,275)	(14,534,837)	(40,078,513)	(27,649,238)	(5,548,603)
Net transfers between other subaccounts
or fixed rate option	29,726,174	132,072	488,872,612	(4,574,134)	2,170,462
Miscellaneous transactions	5,996	435	(10,481)	(5,541)	(616)
Other charges	(4,713,842)	(4,055,193)	(10,780,836)	(6,757,152)	(666,435)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	9,396,466	(4,519,228)	464,633,066	(22,979,743)	172,050

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,228,910	48,442,921	599,498,781	68,207,130	23,300,500

NET ASSETS
Beginning of period	457,043,335	362,213,228	649,226,997	612,274,449	63,381,801
End of period	$505,272,245	$410,656,149	$1,248,725,778	$680,481,579	$86,682,301

Beginning units	35,110,162	28,025,755	44,092,305	42,483,585	3,130,330
Units issued	4,431,183	1,548,906	34,357,070	1,517,287	724,282
Units redeemed	(3,465,342)	(1,728,197)	(4,032,724)	(2,803,850)	(666,917)
Ending units	36,076,003	27,846,464	74,416,651	41,197,022	3,187,695

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(202,592)	$(376,262)	$(3,173,156)	$(185,727)	$(266,215)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,574,499	1,553,314	295,923	1,112,128
Net change in unrealized appreciation (depreciation) on investments	—	3,534,793	6,867,188	2,301,973	4,676,801
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(202,592)	4,733,030	5,247,346	2,412,169	5,522,714

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,990,452	1,110,625	4,149,631	1,240,612	1,149,887
Annuity payments	—	(20,821)	(366,411)	(32,204)	—
Surrenders, withdrawals and death benefits	(52,752,515)	(1,395,118)	(10,998,539)	(662,470)	(896,402)
Net transfers between other subaccounts
or fixed rate option	48,028,657	(1,111,796)	18,495,064	219,884	(257,032)
Miscellaneous transactions	(282)	(65)	589	(336)	(696)
Other charges	(120,226)	(195,621)	(1,791,878)	(101,837)	(194,579)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,853,914)	(1,612,796)	9,488,456	663,649	(198,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,056,506)	3,120,234	14,735,802	3,075,818	5,323,892

NET ASSETS
Beginning of period	19,815,887	22,256,795	188,386,338	11,047,408	15,905,990
End of period	$17,759,381	$25,377,029	$203,122,140	$14,123,226	$21,229,882

Beginning units	2,162,054	1,133,513	16,577,521	1,018,667	1,400,010
Units issued	3,159,215	191,385	2,592,760	224,795	344,931
Units redeemed	(3,362,797)	(254,537)	(1,761,830)	(176,844)	(357,061)
Ending units	1,958,472	1,070,361	17,408,451	1,066,618	1,387,880

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,464,404)	$(1,148,567)	$(281,964)	$(22,988)	$(130,384)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,413,856	847,705	142,924	12,921	150,950
Net change in unrealized appreciation (depreciation) on investments	5,905,691	3,463,321	(66,575)	(2,602)	730,255
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,855,143	3,162,459	(205,615)	(12,669)	750,821

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,047,735	—	—	187,301
Annuity payments	(1,970)	(5,268)	—	—	—
Surrenders, withdrawals and death benefits	(7,913,228)	(3,699,938)	(2,129,209)	(169,959)	(262,918)
Net transfers between other subaccounts
or fixed rate option	(139,993,651)	8,850,461	8,191,664	(158,342)	235,684
Miscellaneous transactions	6,126	(1,534)	(92)	—	(172)
Other charges	(1,773,823)	(647,470)	(2,168)	(375)	(72,553)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(149,676,546)	7,543,986	6,060,195	(328,676)	87,342

TOTAL INCREASE (DECREASE) IN NET ASSETS	(144,821,403)	10,706,445	5,854,580	(341,345)	838,163

NET ASSETS
Beginning of period	239,553,910	65,781,567	11,811,303	1,210,384	8,056,289
End of period	$94,732,507	$76,488,012	$17,665,883	$869,039	$8,894,452

Beginning units	18,562,401	5,381,957	1,049,426	103,829	557,489
Units issued	5,501,165	1,339,188	827,285	1,201	86,681
Units redeemed	(17,138,598)	(722,243)	(289,234)	(28,947)	(81,399)
Ending units	6,924,968	5,998,902	1,587,477	76,083	562,771

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(392,671)	$(517,013)	$(6,510,576)	$(3,219,059)	$(3,317,408)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	404,771	1,854,553	6,607,668	3,770,835	3,526,336
Net change in unrealized appreciation (depreciation) on investments	5,226,333	2,096,487	56,335,213	28,119,024	20,648,497
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,238,433	3,434,027	56,432,305	28,670,800	20,857,425

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	272,084	2,329,773	11,093,240	13,487,723	8,272,085
Annuity payments	—	—	(27,084)	—	(42,099)
Surrenders, withdrawals and death benefits	(888,453)	(1,304,154)	(15,509,408)	(6,644,357)	(8,856,533)
Net transfers between other subaccounts
or fixed rate option	3,287,933	121,804	226,999	5,675,188	34,253,412
Miscellaneous transactions	(189)	(135)	(832)	604	(1,855)
Other charges	(254,033)	(287,798)	(4,643,310)	(2,208,576)	(2,354,827)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,417,342	859,490	(8,860,395)	10,310,582	31,270,183

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,655,775	4,293,517	47,571,910	38,981,382	52,127,608

NET ASSETS
Beginning of period	20,397,407	30,919,319	391,847,840	185,732,280	179,412,460
End of period	$28,053,182	$35,212,836	$439,419,750	$224,713,662	$231,540,068

Beginning units	2,293,083	1,475,802	31,175,934	13,670,743	14,821,429
Units issued	591,913	351,672	1,457,862	1,795,900	4,220,463
Units redeemed	(349,419)	(290,524)	(2,017,809)	(979,814)	(1,528,335)
Ending units	2,535,577	1,536,950	30,615,987	14,486,829	17,513,557

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,937)	$(1,358)	$(3,072)	$(2,944)	$(6,553)
Capital gains distributions received	—	1,944	—	13,121	—
Net realized gain (loss) on shares redeemed	12,771	31,708	22,431	21,062	48,273
Net change in unrealized appreciation (depreciation) on investments	23,722	(5,434)	28,605	5,687	51,576
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	33,556	26,860	47,964	36,926	93,296

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,500	—	3,974	9,480	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,240)	(3,158)	(1,889)	(12,533)	(171,039)
Net transfers between other subaccounts
or fixed rate option	54,509	(108,634)	(27,035)	(5,082)	174,849
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,796)	(1,754)	(2,772)	(1,856)	(3,895)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	57,973	(113,546)	(27,722)	(9,991)	(85)

TOTAL INCREASE (DECREASE) IN NET ASSETS	91,529	(86,686)	20,242	26,935	93,211

NET ASSETS
Beginning of period	173,107	242,847	308,114	197,097	493,294
End of period	$264,636	$156,161	$328,356	$224,032	$586,505

Beginning units	7,882	13,816	26,700	9,562	31,826
Units issued	3,684	1,197	1,750	1,425	11,769
Units redeemed	(1,267)	(7,191)	(4,193)	(1,898)	(12,566)
Ending units	10,299	7,822	24,257	9,089	31,029

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,762)	$(2,962)	$(614)	$(3,145)	$(957)
Capital gains distributions received	27,695	15,161	5,264	17,107	431
Net realized gain (loss) on shares redeemed	8,963	6,157	1,529	4,688	3,019
Net change in unrealized appreciation (depreciation) on investments	15,651	1,850	1,473	3,246	803
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	47,547	20,206	7,652	21,896	3,296

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,359)	(2,913)	(82)	(11,526)	(270)
Net transfers between other subaccounts
or fixed rate option	(26,811)	(31,737)	8,176	(21,205)	(25,361)
Miscellaneous transactions	—	(26)	—	—	—
Other charges	(2,670)	(2,024)	(1,055)	(1,777)	(521)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(42,840)	(36,700)	7,039	(34,508)	(26,152)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,707	(16,494)	14,691	(12,612)	(22,856)

NET ASSETS
Beginning of period	304,485	245,402	115,599	209,200	69,390
End of period	$309,192	$228,908	$130,290	$196,588	$46,534

Beginning units	17,756	14,570	9,073	10,964	3,868
Units issued	3,185	1,860	914	1,586	657
Units redeemed	(5,468)	(3,954)	(381)	(3,292)	(2,119)
Ending units	15,473	12,476	9,606	9,258	2,406

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Bond Portfolio 2020
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$1,501	$551	$(2,751)	$(654)	$(64,095)
Capital gains distributions received	2,748	2,654	7,189	—	—
Net realized gain (loss) on shares redeemed	2,958	3,864	2,508	1,472	108,700
Net change in unrealized appreciation (depreciation) on investments	(9,392)	(1,532)	30,376	16,259	(67,248)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,185)	5,537	37,322	17,077	(22,643)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,028)	(1,398)	(480)	(716)	(360,173)
Net transfers between other subaccounts
or fixed rate option	322	(10,039)	22,558	15,747	(2,243,872)
Miscellaneous transactions	—	—	—	—	4
Other charges	(447)	(656)	(2,196)	(1,375)	(374)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,153)	(12,093)	19,882	13,656	(2,604,415)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,338)	(6,556)	57,204	30,733	(2,627,058)

NET ASSETS
Beginning of period	61,307	82,884	148,495	132,666	3,882,214
End of period	$47,969	$76,328	$205,699	$163,399	$1,255,156

Beginning units	4,627	6,130	9,081	9,831	320,721
Units issued	715	1,171	2,564	2,179	3,669
Units redeemed	(1,588)	(2,153)	(1,450)	(1,170)	(218,626)
Ending units	3,754	5,148	10,195	10,840	105,764

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(333,440)	$(209,347)	$(221,043)	$568	$(5,569)
Capital gains distributions received	—	—	—	—	11,530
Net realized gain (loss) on shares redeemed	1,479,107	349,536	195,807	218	1,390
Net change in unrealized appreciation (depreciation) on investments	5,362,323	(262,591)	(17,081)	8,069	97,215
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,507,990	(122,402)	(42,317)	8,855	104,566

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,839,860	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,210,387)	(746,425)	(952,066)	—	—
Net transfers between other subaccounts
or fixed rate option	(97,954)	(11,271,140)	(2,411,149)	(3,092)	(2,814)
Miscellaneous transactions	969	137	—	—	—
Other charges	(197,008)	(3,100)	(2,832)	(28)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	335,480	(12,020,528)	(3,366,047)	(3,120)	(2,814)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,843,470	(12,142,930)	(3,408,364)	5,735	101,752

NET ASSETS
Beginning of period	18,697,430	12,456,044	11,123,587	40,181	321,533
End of period	$25,540,900	$313,114	$7,715,223	$45,916	$423,285

Beginning units	1,031,144	1,139,319	892,155	2,609	106,567
Units issued	271,695	2,157	26,495	—	—
Units redeemed	(230,031)	(1,112,299)	(290,505)	(179)	(809)
Ending units	1,072,808	29,177	628,145	2,430	105,758

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(169,924)	$(236,865)	$(2,298,715)	$(1,331)	$(297,841)
Capital gains distributions received	—	—	—	12,704	—
Net realized gain (loss) on shares redeemed	98,437	245,140	2,161,481	8,893	214,351
Net change in unrealized appreciation (depreciation) on investments	41,899	5,221,391	15,084,521	8,221	1,041,292
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(29,588)	5,229,666	14,947,287	28,487	957,802

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	12,949,660	8,374,385	—	3,481,800
Annuity payments	—	—	(107,426)	—	—
Surrenders, withdrawals and death benefits	(180,771)	(1,662,728)	(6,944,096)	(24,923)	(1,460,954)
Net transfers between other subaccounts
or fixed rate option	(1,065,030)	952,851	2,969,220	(1,022)	3,812,612
Miscellaneous transactions	(25)	(15)	(1,840)	—	(182)
Other charges	(1,955)	(154,827)	(1,485,293)	(25)	(188,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,247,781)	12,084,941	2,804,950	(25,970)	5,644,768

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,277,369)	17,314,607	17,752,237	2,517	6,602,570

NET ASSETS
Beginning of period	8,477,766	24,699,375	136,039,732	168,425	19,811,426
End of period	$7,200,397	$42,013,982	$153,791,969	$170,942	$26,413,996

Beginning units	721,225	1,960,199	11,985,530	9,323	1,829,523
Units issued	59,610	1,027,527	1,024,589	22	927,449
Units redeemed	(163,615)	(164,066)	(779,236)	(1,375)	(420,117)
Ending units	617,220	2,823,660	12,230,883	7,970	2,336,855

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(28,087)	$(951,951)	$(4,959)	$(241,020)	$(26,848)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(5,993)	1,273,872	3,908	637,758	10,011
Net change in unrealized appreciation (depreciation) on investments	34,373	7,907,845	46,589	1,999,162	(16,864)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	293	8,229,766	45,538	2,395,900	(33,701)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,526,262	193,801	1,448,867	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(18,640)	(2,364,574)	(19,017)	(932,093)	(381,410)
Net transfers between other subaccounts
or fixed rate option	(483,183)	753,791	96,546	214,828	4,269,618
Miscellaneous transactions	18	387	2	(81)	—
Other charges	(430)	(685,311)	(2,747)	(135,330)	(120)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(502,235)	1,230,555	268,585	596,191	3,888,088

TOTAL INCREASE (DECREASE) IN NET ASSETS	(501,942)	9,460,321	314,123	2,992,091	3,854,387

NET ASSETS
Beginning of period	1,834,734	55,405,327	434,686	14,585,654	386,787
End of period	$1,332,792	$64,865,648	$748,809	$17,577,745	$4,241,174

Beginning units	180,982	4,532,636	43,100	925,962	38,867
Units issued	15,690	607,356	29,813	312,990	430,823
Units redeemed	(65,504)	(499,118)	(4,604)	(266,950)	(37,446)
Ending units	131,168	4,640,874	68,309	972,002	432,244

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,945)	$(227,952)	$(21,845,427)	$(10,166)	$(8,679)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	21,390	762,079	625,395	13,041	7,300
Net change in unrealized appreciation (depreciation) on investments	401,652	1,657,510	94,947,952	221,687	170,628
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	408,097	2,191,637	73,727,920	224,562	169,249

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	315,769	1,062,520	242,631,070	286,710	191,868
Annuity payments	—	—	(157,550)	—	—
Surrenders, withdrawals and death benefits	(27,943)	(1,668,977)	(52,202,071)	(63,867)	(20,795)
Net transfers between other subaccounts
or fixed rate option	1,119,904	(697,567)	—	115,253	55,159
Miscellaneous transactions	2,310	(46)	9,645	7	—
Other charges	(6,646)	(118,795)	(181,478)	(4,311)	(3,209)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,403,394	(1,422,865)	190,099,616	333,792	223,023

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,811,491	768,772	263,827,536	558,354	392,272

NET ASSETS
Beginning of period	635,289	14,260,317	1,017,452,277	907,318	697,605
End of period	$2,446,780	$15,029,089	$1,281,279,813	$1,465,672	$1,089,877

Beginning units	65,960	1,026,274	96,517,392	64,268	47,941
Units issued	141,934	245,592	18,070,920	28,196	18,153
Units redeemed	(14,706)	(341,226)	(638,238)	(6,116)	(3,367)
Ending units	193,188	930,640	113,950,074	86,348	62,727

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,209)	$(1,253,540)	$(23,553)	$(40,614)	$(61,328)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,141	363,551	37,614	125,655	99,978
Net change in unrealized appreciation (depreciation) on investments	937	14,590,714	537,696	953,497	1,493,182
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,869	13,700,725	551,757	1,038,538	1,531,832

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	26,206,034	597,540	1,009,306	2,534,042
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(52,160)	(1,389,558)	(138,666)	(199,029)	(578,086)
Net transfers between other subaccounts
or fixed rate option	(131,336)	5,019,094	(35,208)	(520,847)	5,951
Miscellaneous transactions	—	5,724	(197)	—	(47)
Other charges	(71)	(998,333)	(22,031)	(38,324)	(57,897)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(183,567)	28,842,961	401,438	251,106	1,903,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	(181,698)	42,543,686	953,195	1,289,644	3,435,795

NET ASSETS
Beginning of period	484,463	63,454,015	3,289,870	5,491,170	8,453,104
End of period	$302,765	$105,997,701	$4,243,065	$6,780,814	$11,888,899

Beginning units	43,685	5,808,359	310,190	503,465	760,931
Units issued	17,219	2,556,319	62,107	89,046	231,918
Units redeemed	(33,266)	(191,648)	(27,476)	(64,623)	(70,941)
Ending units	27,638	8,173,030	344,821	527,888	921,908

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(39,702)	$(16,741)	$(16,696)	$(31,847)	$(3,130)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	35,424	11,921	52,252	15,758	2,179
Net change in unrealized appreciation (depreciation) on investments	325,791	193,746	574,153	172,704	(18,802)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	321,513	188,926	609,709	156,615	(19,753)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,097,748	273,994	1,053,606	1,125,785	109,668
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(445,414)	(126,852)	(140,184)	(210,588)	(21,533)
Net transfers between other subaccounts
or fixed rate option	(7,252)	18,909	(193,758)	(119,296)	9,915
Miscellaneous transactions	(186)	—	390	(25)	(1)
Other charges	(38,285)	(16,618)	(15,894)	(30,786)	(2,964)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	606,611	149,433	704,160	765,090	95,085

TOTAL INCREASE (DECREASE) IN NET ASSETS	928,124	338,359	1,313,869	921,705	75,332

NET ASSETS
Beginning of period	5,863,332	2,702,187	2,245,161	4,487,251	453,809
End of period	$6,791,456	$3,040,546	$3,559,030	$5,408,956	$529,141

Beginning units	575,794	284,021	212,912	444,371	43,063
Units issued	111,396	43,233	102,516	127,737	12,645
Units redeemed	(54,089)	(27,889)	(42,022)	(53,393)	(3,710)
Ending units	633,101	299,365	273,406	518,715	51,998
The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(8,086)	$(4,510)	$(415,177)	$(413,013)	$(8,704)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,498	464	105,320	(233,781)	5,112
Net change in unrealized appreciation (depreciation) on investments	220,649	(4,207)	3,601,756	921,999	30,580
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	224,061	(8,253)	3,291,899	275,205	26,988

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	300,134	194,320	12,029,832	—	390,582
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(12,214)	(47,134)	(284,263)	(1,848,814)	(49,840)
Net transfers between other subaccounts
or fixed rate option	124,175	34,536	2,087,710	(5,394,703)	(24,609)
Miscellaneous transactions	32	—	684	(286)	(3)
Other charges	(7,375)	(4,267)	(317,144)	(4,775)	(8,209)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	404,752	177,455	13,516,819	(7,248,578)	307,921

TOTAL INCREASE (DECREASE) IN NET ASSETS	628,813	169,202	16,808,718	(6,973,373)	334,909

NET ASSETS
Beginning of period	1,053,776	619,180	18,832,831	23,602,703	1,260,708
End of period	$1,682,589	$788,382	$35,641,549	$16,629,330	$1,595,617

Beginning units	105,593	64,200	1,809,018	2,384,023	120,157
Units issued	44,851	27,731	1,305,833	1,063,082	43,589
Units redeemed	(7,826)	(9,376)	(83,963)	(1,771,147)	(14,557)
Ending units	142,618	82,555	3,030,888	1,675,958	149,189

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,710)	$(962)	$(2,117)	$(5,500)	$(1,744)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	933	58	963	1,728	167
Net change in unrealized appreciation (depreciation) on investments	7,685	264	7,613	102,415	3,678
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,908	(640)	6,459	98,643	2,101

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	305,908	37,191	83,309	151,858	48,401
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(17,012)	(5,470)	(4,092)	(9,444)	(7,669)
Net transfers between other subaccounts
or fixed rate option	(11,657)	6,785	43,259	57,501	(12,906)
Miscellaneous transactions	(1)	—	(76)	1	(41)
Other charges	(2,329)	(936)	(2,069)	(4,936)	(1,651)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	274,909	37,570	120,331	194,980	26,134

TOTAL INCREASE (DECREASE) IN NET ASSETS	280,817	36,930	126,790	293,623	28,235

NET ASSETS
Beginning of period	214,414	148,391	329,321	701,268	256,534
End of period	$495,231	$185,321	$456,111	$994,891	$284,769

Beginning units	20,657	16,252	32,002	70,476	28,277
Units issued	31,424	4,808	15,202	20,499	14,403
Units redeemed	(4,797)	(659)	(3,680)	(1,896)	(11,474)
Ending units	47,284	20,401	43,524	89,079	31,206

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,942)	$(7,771)	$(3,844)	$(6,541)	$25,896
Capital gains distributions received	—	—	—	—	44,791
Net realized gain (loss) on shares redeemed	4,109	2,798	6,521	5,563	31,525
Net change in unrealized appreciation (depreciation) on investments	89,150	29,499	80,242	140,902	318,802
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	90,317	24,526	82,919	139,924	421,014

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	294,786	557,340	461,649	338,440	686,226
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,952)	(37,244)	(26,974)	(10,761)	(305,218)
Net transfers between other subaccounts
or fixed rate option	128,359	42,020	21,809	3,047	(47,430)
Miscellaneous transactions	(10)	(83)	(51)	89	(16)
Other charges	(2,578)	(7,168)	(3,235)	(6,316)	(19,758)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	410,605	554,865	453,198	324,499	313,804

TOTAL INCREASE (DECREASE) IN NET ASSETS	500,922	579,391	536,117	464,423	734,818

NET ASSETS
Beginning of period	277,812	1,039,757	399,799	868,215	3,165,064
End of period	$778,734	$1,619,148	$935,916	$1,332,638	$3,899,882

Beginning units	28,812	107,203	39,743	82,728	307,720
Units issued	42,000	68,578	51,548	36,216	68,607
Units redeemed	(4,435)	(12,214)	(9,200)	(6,701)	(40,816)
Ending units	66,377	163,567	82,091	112,243	335,511

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/1/2017	1/3/2017*
	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$40,578	$(331,248)	$(2,949)	$(279)
Capital gains distributions received	11,384	—	—	—
Net realized gain (loss) on shares redeemed	6,605	(287,508)	16,073	(1)
Net change in unrealized appreciation (depreciation) on investments	71,745	925,910	124,501	(340)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	130,312	307,154	137,625	(620)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	270,703	—	665	—
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	(48,237)	(2,105,329)	(129,387)	—
Net transfers between other subaccounts
or fixed rate option	(26,168)	(4,923,854)	8,975	46,949
Miscellaneous transactions	29	(31)	—	—
Other charges	(7,403)	(4,774)	(554)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	188,924	(7,033,988)	(120,301)	46,949

TOTAL INCREASE (DECREASE) IN NET ASSETS	319,236	(6,726,834)	17,324	46,329

NET ASSETS
Beginning of period	1,114,966	19,709,809	444,708	—
End of period	$1,434,202	$12,982,975	$462,032	$46,329

Beginning units	105,764	2,000,548	45,689	—
Units issued	25,722	946,536	4,766	4,647
Units redeemed	(8,928)	(1,635,597)	(16,265)	—
Ending units	122,558	1,311,487	34,190	4,647

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A83

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2018

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Discovery Choice	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3
Prudential Premier Variable Annuity Bb Series
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Diversified Bond Portfolio	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Equity Portfolio (Class I)	Janus Henderson VIT Research Portfolio
Prudential Value Portfolio (Class I)	(Service Shares)
Prudential High Yield Bond Portfolio	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Stock Index Portfolio	Prudential SP International Growth Portfolio (Class I)
Prudential Global Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
Prudential Jennison Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
Prudential Small Capitalization Stock Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
T. Rowe Price International Stock Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
T. Rowe Price Equity Income Portfolio (Equity	AST High Yield Portfolio
Income Class)	AST Small-Cap Growth Opportunities Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST WEDGE Capital Mid-Cap Value Portfolio
Janus Henderson VIT Research Portfolio	AST Small-Cap Value Portfolio
(Institutional Shares)	AST Goldman Sachs Mid-Cap Growth Portfolio
Janus Henderson VIT Overseas Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
(Institutional Shares)	AST Lord Abbett Core Fixed Income Portfolio*
MFS® Research Series (Initial Class)	AST Loomis Sayles Large-Cap Growth Portfolio
MFS® Growth Series (Initial Class)	AST MFS Growth Portfolio
American Century VP Value Fund (Class I)	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Franklin Small-Mid Cap Growth VIP Fund	AST BlackRock Low Duration Bond Portfolio
(Class 2)	AST QMA US Equity Alpha Portfolio
Prudential Jennison 20/20 Focus Portfolio	AST T. Rowe Price Natural Resources Portfolio
(Class I)	AST T. Rowe Price Asset Allocation Portfolio
Davis Value Portfolio	AST MFS Global Equity Portfolio

A84

Note 1:	General (Continued)

AST J.P. Morgan International Equity Portfolio	AST BlackRock Global Strategies Portfolio
AST Templeton Global Bond Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST Wellington Management Hedged Equity Portfolio	AST Prudential Core Bond Portfolio
AST Capital Growth Asset Allocation Portfolio	AST Bond Portfolio 2023
AST Academic Strategies Asset Allocation Portfolio	AST New Discovery Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Preservation Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Fidelity Institutional AM℠ Quantitative	AST Bond Portfolio 2024
Portfolio (formerly AST FI Pyramis	AST AQR Emerging Markets Equity Portfolio
Quantitative Portfolio)	AST ClearBridge Dividend Growth Portfolio
AST Prudential Growth Allocation Portfolio	AST Multi-Sector Fixed Income Portfolio
AST Advanced Strategies Portfolio	AST AQR Large-Cap Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio	AST QMA Large-Cap Portfolio
AST Government Money Market Portfolio	AST Bond Portfolio 2025
AST Small-Cap Growth Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio	AST Goldman Sachs Global Growth
AST International Value Portfolio	Allocation Portfolio
AST International Growth Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST Investment Grade Bond Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Western Asset Core Plus Bond Portfolio	AST BlackRock Multi-Asset Income Portfolio***
AST Bond Portfolio 2018***	AST Franklin Templeton K2 Global Absolute
AST Bond Portfolio 2019	Return Portfolio
AST Global Real Estate Portfolio	AST Managed Equity Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST Managed Fixed Income Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST FQ Absolute Return Currency Portfolio
AST RCM World Trends Portfolio	AST Jennison Global Infrastructure Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST PIMCO Dynamic Bond Portfolio (formerly AST
AST Goldman Sachs Multi-Asset Portfolio	Goldman Sachs Strategic Income Portfolio)
ProFund VP Consumer Services	AST Legg Mason Diversified Growth Portfolio
ProFund VP Consumer Goods	AST Bond Portfolio 2026
ProFund VP Financials	AST AB Global Bond Portfolio
ProFund VP Health Care	AST Goldman Sachs Global Income Portfolio
ProFund VP Industrials	AST Morgan Stanley Multi-Asset Portfolio
ProFund VP Mid-Cap Growth	AST Wellington Management Global Bond Portfolio
ProFund VP Mid-Cap Value	AST Neuberger Berman Long/Short Portfolio
ProFund VP Real Estate	AST Wellington Management Real Total
ProFund VP Small-Cap Growth	Return Portfolio
ProFund VP Small-Cap Value	AST QMA International Core Equity Portfolio
ProFund VP Telecommunications	AST Managed Alternatives Portfolio
ProFund VP Utilities	AST Emerging Managers Diversified Portfolio
ProFund VP Large-Cap Growth	AST Columbia Adaptive Risk Allocation Portfolio
ProFund VP Large-Cap Value	Blackrock Global Allocation V.I. Fund (Class III)
AST Bond Portfolio 2020	JPMorgan Insurance Trust Income Builder
AST Jennison Large-Cap Growth Portfolio	Portfolio (Class 2)
AST Bond Portfolio 2017***	AST Bond Portfolio 2027
AST Bond Portfolio 2021	NVIT Emerging Markets Fund (Class D)
Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2028
Wells Fargo VT Omega Growth Fund (Class 1)	AST Bond Portfolio 2029
AST Bond Portfolio 2022	AST American Funds Growth Allocation Portfolio
AST Quantitative Modeling Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)**

*	Subaccount was no longer available for investment as of December 31, 2018.

**	Subaccount was available for investment but had no assets as of December 31, 2018, and had no activity during 2018.

***	Subaccount liquidated during the period ended December 31, 2018.

The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2018 is reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

A85

Note 1:	General (Continued)

Merger Date	Removed Portfolio	Surviving Portfolio
September 14, 2018	AST Lord Abbett Core Fixed Income Portfolio	AST Western Asset Core Plus Bond Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.

Investments—The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net changes in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions—Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of the investment sold.

Dividend Income and Distributions Received—Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1—Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2—Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

A86

Note 3:	Fair Value Measurements (Continued)

Level 3—Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2018, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2018, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2018 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$3,069,474	$4,417,821
Prudential Diversified Bond Portfolio	360,659	2,506,569
Prudential Equity Portfolio (Class I)	97,850	3,505,958
Prudential Value Portfolio (Class I)	157,659	5,499,577
Prudential High Yield Bond Portfolio	378,431	2,847,218
Prudential Stock Index Portfolio	6,020,904	6,490,668
Prudential Global Portfolio	29,091	1,471,865
Prudential Jennison Portfolio (Class I)	145,313	5,796,423
Prudential Small Capitalization Stock Portfolio	1,730,564	681,004
T. Rowe Price International Stock Portfolio	64,592	294,376
T. Rowe Price Equity Income Portfolio (Equity Income Class)	20,188	943,508
Invesco V.I. Core Equity Fund (Series I)	38,306	967,521
Janus Henderson VIT Research Portfolio (Institutional Shares)	13,698	865,614
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	49,481	423,155
MFS® Research Series (Initial Class)	5,123	152,885
MFS® Growth Series (Initial Class)	101,933	1,559,157
American Century VP Value Fund (Class I)	4,677	214,188
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	15,841	1,118,041
Prudential Jennison 20/20 Focus Portfolio (Class I)	37,515	470,854
Davis Value Portfolio	9,206	490,661
AB VPS Large Cap Growth Portfolio (Class B)	5,026	499,087
Prudential SP Small Cap Value Portfolio (Class I)	37,924	1,007,100
Janus Henderson VIT Research Portfolio (Service Shares)	8,408	72,189
SP Prudential U.S. Emerging Growth Portfolio (Class I)	44,696	1,142,694
Prudential SP International Growth Portfolio (Class I)	55,120	299,813

A87

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Goldman Sachs Large-Cap Value Portfolio	$3,822,414	$15,777,755
AST Cohen & Steers Realty Portfolio	4,987,503	7,903,130
AST J.P. Morgan Strategic Opportunities Portfolio	10,159,719	31,866,349
AST T. Rowe Price Large-Cap Value Portfolio	3,619,902	2,337,842
AST High Yield Portfolio	6,409,360	7,281,653
AST Small-Cap Growth Opportunities Portfolio	5,194,174	7,894,321
AST WEDGE Capital Mid-Cap Value Portfolio	1,035,630	2,431,146
AST Small-Cap Value Portfolio	2,850,930	5,059,765
AST Goldman Sachs Mid-Cap Growth Portfolio	8,919,826	15,774,135
AST Hotchkis & Wiley Large-Cap Value Portfolio	8,450,898	7,629,406
AST Lord Abbett Core Fixed Income Portfolio	5,468,635	58,572,856
AST Loomis Sayles Large-Cap Growth Portfolio	5,434,898	18,121,900
AST MFS Growth Portfolio	7,366,854	7,858,449
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	4,338,235	8,594,090
AST BlackRock Low Duration Bond Portfolio	4,741,232	5,478,424
AST QMA US Equity Alpha Portfolio	6,907,636	7,231,559
AST T. Rowe Price Natural Resources Portfolio	3,544,298	8,973,275
AST T. Rowe Price Asset Allocation Portfolio	44,460,038	152,938,240
AST MFS Global Equity Portfolio	4,351,178	7,295,160
AST J.P. Morgan International Equity Portfolio	5,427,279	7,221,353
AST Templeton Global Bond Portfolio	2,407,500	4,554,001
AST Wellington Management Hedged Equity Portfolio	10,665,810	24,085,029
AST Capital Growth Asset Allocation Portfolio	59,024,837	120,264,557
AST Academic Strategies Asset Allocation Portfolio	17,720,497	90,335,084
AST Balanced Asset Allocation Portfolio	35,465,752	110,147,529
AST Preservation Asset Allocation Portfolio	30,078,351	88,496,022
AST Fidelity Institutional AM℠ Quantitative Portfolio	16,240,302	61,517,278
AST Prudential Growth Allocation Portfolio	43,239,653	222,724,544
AST Advanced Strategies Portfolio	18,961,110	95,299,931
AST T. Rowe Price Large-Cap Growth Portfolio	19,628,296	24,778,392
AST Government Money Market Portfolio	41,086,834	32,707,222
AST Small-Cap Growth Portfolio	7,639,222	8,886,576
AST BlackRock/Loomis Sayles Bond Portfolio	17,541,049	47,562,248
AST International Value Portfolio	2,643,869	3,242,845
AST International Growth Portfolio	5,856,054	4,749,811
AST Investment Grade Bond Portfolio	705,740,899	194,494,489
AST Western Asset Core Plus Bond Portfolio	64,130,553	24,722,310
AST Bond Portfolio 2018	2,121,476	19,843,149
AST Bond Portfolio 2019	17,969,591	3,958,072
AST Global Real Estate Portfolio	783,979	2,296,799
AST Parametric Emerging Markets Equity Portfolio	6,249,920	10,826,306
AST Goldman Sachs Small-Cap Value Portfolio	4,019,488	8,301,837
AST RCM World Trends Portfolio	15,608,031	71,230,198
AST J.P. Morgan Global Thematic Portfolio	18,755,867	35,931,835
AST Goldman Sachs Multi-Asset Portfolio	14,966,245	51,715,613

A88

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
ProFund VP Consumer Services	$64,309	$56,220
ProFund VP Consumer Goods	15,182	50,807
ProFund VP Financials	64,737	45,400
ProFund VP Health Care	33,736	54,109
ProFund VP Industrials	47,901	139,463
ProFund VP Mid-Cap Growth	29,148	116,361
ProFund VP Mid-Cap Value	68,682	47,924
ProFund VP Real Estate	18,389	23,413
ProFund VP Small-Cap Growth	39,124	54,281
ProFund VP Small-Cap Value	153,904	17,271
ProFund VP Telecommunications	4,313	10,936
ProFund VP Utilities	22,737	28,936
ProFund VP Large-Cap Growth	18,307	49,595
ProFund VP Large-Cap Value	17,507	41,687
AST Bond Portfolio 2020	537,299	308,697
AST Jennison Large-Cap Growth Portfolio	9,357,321	9,896,863
AST Bond Portfolio 2017	—	312,969
AST Bond Portfolio 2021	1,893,763	3,658,131
Wells Fargo VT International Equity Fund (Class 1)	3,015	1,827
Wells Fargo VT Omega Growth Fund (Class 1)	—	13,079
AST Bond Portfolio 2022	1,291,243	3,633,543
AST Quantitative Modeling Portfolio	18,526,476	3,677,755
AST BlackRock Global Strategies Portfolio	13,840,480	25,882,955
Wells Fargo VT Opportunity Fund (Class 1)	—	35,271
AST Prudential Core Bond Portfolio	8,936,986	6,882,965
AST Bond Portfolio 2023	135,114	369,647
AST New Discovery Asset Allocation Portfolio	12,697,273	20,963,412
AST Western Asset Emerging Markets Debt Portfolio	235,351	203,160
AST MFS Large-Cap Value Portfolio	5,137,706	6,887,438
AST Bond Portfolio 2024	2,711,865	2,812,984
AST AQR Emerging Markets Equity Portfolio	1,218,234	756,882
AST ClearBridge Dividend Growth Portfolio	2,154,681	4,875,472
AST Multi-Sector Fixed Income Portfolio	240,800,896	12,512,067
AST AQR Large-Cap Portfolio	680,980	245,670
AST QMA Large-Cap Portfolio	356,094	151,932
AST Bond Portfolio 2025	3,203,367	1,087,809
AST T. Rowe Price Growth Opportunities Portfolio	75,333,220	38,757,176
AST Goldman Sachs Global Growth Allocation Portfolio	688,872	415,251
AST T. Rowe Price Diversified Real Growth Portfolio	1,022,069	618,777
AST Prudential Flexible Multi-Strategy Portfolio	2,919,167	1,009,374
AST BlackRock Multi-Asset Income Portfolio	177,875	6,902,198
AST Franklin Templeton K2 Global Absolute Return Portfolio	474,953	505,865
AST Managed Equity Portfolio	784,560	867,417
AST Managed Fixed Income Portfolio	1,375,749	777,390
AST FQ Absolute Return Currency Portfolio	41,971	57,173

A89

Note 5:	Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Jennison Global Infrastructure Portfolio	$278,835	$170,318
AST PIMCO Dynamic Bond Portfolio	431,689	132,387
AST Legg Mason Diversified Growth Portfolio	12,843,335	10,052,279
AST Bond Portfolio 2026	11,156,491	10,553,531
AST AB Global Bond Portfolio	632,873	416,071
AST Goldman Sachs Global Income Portfolio	35,446	23,126
AST Morgan Stanley Multi-Asset Portfolio	193,421	14,683
AST Wellington Management Global Bond Portfolio	254,002	35,012
AST Neuberger Berman Long/Short Portfolio	1,077,943	123,830
AST Wellington Management Real Total Return Portfolio	108,427	6,326
AST QMA International Core Equity Portfolio	364,906	97,588
AST Managed Alternatives Portfolio	685,832	308,511
AST Emerging Managers Diversified Portfolio	75,607	183,091
AST Columbia Adaptive Risk Allocation Portfolio	441,273	191,312
Blackrock Global Allocation V.I. Fund (Class III)	3,798,077	1,928,766
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	944,428	120,235
AST Bond Portfolio 2027	8,776,402	8,814,515
NVIT Emerging Markets Fund (Class D)	68,217	65,983
AST Bond Portfolio 2028	7,914,587	3,241,416
AST Bond Portfolio 2029	179,460	35,053
AST American Funds Growth Allocation Portfolio	27,318,885	2,270,395

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

A90

Note 6:	Related Party Transactions (Continued)

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and is implementing a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies.

Note 7:	Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable Contract options.

A91

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2018	5,292	$0.92	to	$9.75	$6,213	1.51%		1.00%	to	1.75%	-0.24%	to	0.52%
December 31, 2017	6,350	$0.92	to	$9.70	$7,457	0.55%		1.00%	to	1.75%	-1.19%	to	-0.44%
December 31, 2016	7,027	$0.93	to	$9.74	$8,291	0.09%		1.00%	to	1.75%	-1.58%	to	-0.90%
December 31, 2015	7,672	$0.94	to	$9.83	$9,166	0.00%	(1)	1.00%	to	1.80%	-1.85%	to	-0.99%
December 31, 2014	9,430	$0.96	to	$9.92	$11,417	0.00%	(1)	1.00%	to	1.80%	-1.82%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2018	4,972	$2.20	to	$2.70	$13,399	0.00%		1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	5,697	$2.24	to	$2.74	$15,603	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	6,274	$2.12	to	$2.60	$16,285	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	7,285	$2.05	to	$2.50	$18,162	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%
December 31, 2014	8,491	$2.08	to	$2.54	$21,522	1.12%		1.35%	to	1.65%	5.36%	to	5.67%

	Prudential Equity Portfolio (Class I)
December 31, 2018	4,371	$2.13	to	$3.70	$15,238	0.00%		1.35%	to	1.80%	-6.55%	to	-6.13%
December 31, 2017	5,154	$2.28	to	$3.94	$19,207	0.00%		1.35%	to	1.80%	23.56%	to	24.11%
December 31, 2016	5,867	$1.84	to	$3.18	$17,601	0.00%		1.35%	to	1.80%	1.95%	to	2.39%
December 31, 2015	6,571	$1.80	to	$3.11	$19,282	0.00%		1.35%	to	1.80%	0.55%	to	0.99%
December 31, 2014	7,414	$1.79	to	$3.08	$21,608	0.00%		1.35%	to	1.80%	5.81%	to	6.27%

	Prudential Value Portfolio (Class I)
December 31, 2018	5,461	$2.05	to	$4.13	$17,214	0.00%		1.35%	to	1.80%	-11.48%	to	-11.09%
December 31, 2017	6,702	$2.32	to	$4.64	$24,414	0.00%		1.35%	to	1.80%	14.92%	to	15.43%
December 31, 2016	7,755	$2.02	to	$4.03	$24,239	0.00%		1.35%	to	1.80%	9.43%	to	9.92%
December 31, 2015	8,663	$1.84	to	$3.66	$24,661	0.00%		1.35%	to	1.80%	-9.82%	to	-9.42%
December 31, 2014	9,643	$2.04	to	$4.05	$30,547	0.00%		1.35%	to	1.80%	8.16%	to	8.63%

	Prudential High Yield Bond Portfolio
December 31, 2018	2,557	$2.36	to	$16.68	$11,646	2.95%		1.35%	to	1.80%	-3.02%	to	-2.58%
December 31, 2017	3,035	$2.43	to	$17.13	$14,230	6.09%		1.35%	to	1.80%	5.90%	to	6.39%
December 31, 2016	3,347	$2.29	to	$16.11	$14,952	6.43%		1.35%	to	1.80%	14.19%	to	14.69%
December 31, 2015	3,995	$2.00	to	$14.05	$15,391	6.19%		1.35%	to	1.80%	-4.17%	to	-3.74%
December 31, 2014	4,585	$2.09	to	$14.61	$18,321	6.01%		1.35%	to	1.80%	0.90%	to	1.35%

	Prudential Stock Index Portfolio
December 31, 2018	5,460	$1.77	to	$9.47	$20,531	0.00%		0.55%	to	1.95%	-6.26%	to	-4.55%
December 31, 2017	5,984	$1.89	to	$4.31	$22,041	1.59%		1.35%	to	1.75%	19.38%	to	19.85%
December 31, 2016	6,973	$1.58	to	$3.60	$21,657	1.84%		1.35%	to	1.75%	9.92%	to	10.34%
December 31, 2015	7,938	$1.43	to	$3.26	$22,239	1.49%		1.35%	to	1.75%	-0.56%	to	-0.16%
December 31, 2014	9,094	$1.44	to	$3.27	$25,723	3.04%		1.35%	to	1.75%	11.36%	to	11.80%

	Prudential Global Portfolio
December 31, 2018	1,456	$1.38	to	$3.00	$3,779	0.00%		1.40%	to	1.75%	-8.92%	to	-8.60%
December 31, 2017	1,895	$1.51	to	$3.28	$5,464	0.00%		1.40%	to	1.75%	22.70%	to	23.12%
December 31, 2016	2,057	$1.23	to	$2.67	$4,846	0.00%		1.35%	to	1.75%	2.65%	to	3.06%
December 31, 2015	2,247	$1.19	to	$2.59	$5,125	0.00%		1.35%	to	1.80%	0.56%	to	1.01%
December 31, 2014	2,451	$1.18	to	$2.57	$5,532	0.00%		1.35%	to	1.80%	1.42%	to	1.88%

	Prudential Jennison Portfolio (Class I)
December 31, 2018	5,052	$1.71	to	$4.99	$21,649	0.00%		1.35%	to	1.80%	-2.54%	to	-2.11%
December 31, 2017	6,090	$1.75	to	$5.10	$26,906	0.00%		1.35%	to	1.80%	34.29%	to	34.88%
December 31, 2016	7,092	$1.30	to	$3.78	$23,229	0.00%		1.35%	to	1.80%	-2.64%	to	-2.22%
December 31, 2015	8,014	$1.34	to	$3.87	$26,666	0.00%		1.35%	to	1.80%	9.51%	to	10.00%
December 31, 2014	8,902	$1.22	to	$3.52	$26,987	0.00%		1.35%	to	1.80%	8.05%	to	8.53%

	Prudential Small Capitalization Stock Portfolio
December 31, 2018	832	$4.37	to	$8.87	$5,004	0.00%		0.55%	to	1.90%	-11.25%	to	-9.95%
December 31, 2017	760	$4.85	to	$5.97	$4,531	0.00%		1.35%	to	1.40%	11.44%	to	11.50%
December 31, 2016	843	$4.35	to	$5.36	$4,487	0.00%		1.35%	to	1.40%	24.76%	to	24.82%
December 31, 2015	947	$3.49	to	$4.29	$4,041	0.00%		1.35%	to	1.40%	-3.64%	to	-3.58%
December 31, 2014	1,069	$3.62	to	$4.46	$4,732	0.00%		1.35%	to	1.65%	3.68%	to	3.98%

A92

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2018	822	$1.71	to	$1.71	$1,401	1.33%	1.40%	to	1.40%	-15.40%	to	-15.40%
December 31, 2017	921	$2.02	to	$2.02	$1,857	1.12%	1.40%	to	1.40%	26.12%	to	26.12%
December 31, 2016	996	$1.60	to	$1.60	$1,593	1.04%	1.40%	to	1.40%	0.72%	to	0.72%
December 31, 2015	1,075	$1.21	to	$1.59	$1,706	0.92%	1.35%	to	1.40%	-2.28%	to	-2.23%
December 31, 2014	1,140	$1.23	to	$1.62	$1,852	1.02%	1.35%	to	1.40%	-2.60%	to	-2.56%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2018	1,464	$2.41	to	$3.60	$5,269	1.98%	1.35%	to	1.40%	-10.76%	to	-10.71%
December 31, 2017	1,672	$2.70	to	$4.03	$6,739	1.73%	1.35%	to	1.40%	14.42%	to	14.48%
December 31, 2016	1,844	$2.36	to	$3.52	$6,453	2.31%	1.35%	to	1.40%	17.53%	to	17.59%
December 31, 2015	2,066	$2.01	to	$3.00	$6,158	1.80%	1.35%	to	1.40%	-8.14%	to	-8.10%
December 31, 2014	2,240	$2.19	to	$3.26	$7,266	1.74%	1.35%	to	1.65%	5.64%	to	5.94%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2018	2,291	$1.42	to	$2.75	$6,284	0.88%	1.40%	to	1.65%	-10.88%	to	-10.66%
December 31, 2017	2,559	$1.59	to	$3.08	$7,854	1.03%	1.40%	to	1.65%	11.34%	to	11.62%
December 31, 2016	2,877	$1.43	to	$2.76	$7,913	0.75%	1.40%	to	1.65%	8.48%	to	8.75%
December 31, 2015	3,193	$1.32	to	$2.53	$8,076	1.12%	1.40%	to	1.65%	-7.29%	to	-7.07%
December 31, 2014	3,623	$1.42	to	$2.73	$9,860	0.84%	1.40%	to	1.65%	6.39%	to	6.65%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2018	1,399	$1.50	to	$3.18	$4,434	0.53%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	1,625	$1.57	to	$3.31	$5,355	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	1,822	$1.24	to	$2.62	$4,762	0.54%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	1,976	$1.26	to	$2.65	$5,209	0.62%	1.35%	to	1.65%	3.63%	to	3.94%
December 31, 2014	2,230	$1.21	to	$2.55	$5,660	0.36%	1.35%	to	1.65%	11.16%	to	11.49%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2018	1,335	$1.64	to	$3.02	$3,990	1.74%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	1,421	$1.96	to	$3.60	$5,067	1.65%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	1,645	$1.52	to	$2.78	$4,518	5.06%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	1,734	$1.65	to	$3.01	$5,143	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%
December 31, 2014	1,931	$1.84	to	$3.34	$6,371	5.83%	1.35%	to	1.65%	-13.30%	to	-13.05%

	MFS® Research Series (Initial Class)
December 31, 2018	387	$3.26	to	$3.26	$1,262	0.69%	1.40%	to	1.40%	-5.70%	to	-5.70%
December 31, 2017	423	$3.46	to	$3.46	$1,462	1.34%	1.40%	to	1.40%	21.67%	to	21.67%
December 31, 2016	497	$2.84	to	$2.84	$1,412	0.77%	1.40%	to	1.40%	7.24%	to	7.24%
December 31, 2015	555	$2.65	to	$2.65	$1,470	0.72%	1.40%	to	1.40%	-0.59%	to	-0.59%
December 31, 2014	621	$2.66	to	$2.66	$1,654	0.81%	1.40%	to	1.40%	8.68%	to	8.68%

	MFS® Growth Series (Initial Class)
December 31, 2018	1,421	$2.06	to	$3.91	$5,550	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	1,744	$2.04	to	$3.86	$6,727	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	1,932	$1.58	to	$2.98	$5,752	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	2,093	$1.56	to	$2.95	$6,166	0.15%	1.35%	to	1.65%	5.81%	to	6.12%
December 31, 2014	2,421	$1.48	to	$2.78	$6,719	0.10%	1.35%	to	1.65%	7.18%	to	7.49%

	American Century VP Value Fund (Class I)
December 31, 2018	478	$2.85	to	$3.51	$1,677	1.65%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	525	$3.19	to	$3.92	$2,055	1.63%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	639	$2.98	to	$3.65	$2,317	1.73%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	702	$2.51	to	$3.07	$2,144	2.11%	1.35%	to	1.65%	-5.45%	to	-5.16%
December 31, 2014	795	$2.66	to	$3.24	$2,563	1.54%	1.35%	to	1.65%	11.24%	to	11.57%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2018	610	$1.75	to	$3.09	$1,868	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	910	$1.88	to	$3.31	$2,990	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	976	$1.58	to	$2.76	$2,682	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	1,038	$1.54	to	$2.69	$2,775	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%
December 31, 2014	1,153	$1.61	to	$2.80	$3,208	0.00%	1.35%	to	1.65%	5.73%	to	6.04%
A93

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2018	945	$2.87	to	$3.09	$2,921	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	1,058	$3.08	to	$3.32	$3,500	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	1,190	$2.40	to	$2.58	$3,064	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	1,431	$2.40	to	$2.58	$3,678	0.00%	1.35%	to	1.65%	4.54%	to	4.86%
December 31, 2014	1,622	$2.30	to	$2.46	$3,979	0.00%	1.35%	to	1.65%	5.41%	to	5.72%

	Davis Value Portfolio
December 31, 2018	721	$1.81	to	$1.83	$1,307	0.76%	1.35%	to	1.40%	-14.80%	to	-14.76%
December 31, 2017	935	$2.13	to	$2.15	$1,990	0.74%	1.35%	to	1.40%	20.94%	to	21.00%
December 31, 2016	1,081	$1.76	to	$1.77	$1,902	1.23%	1.35%	to	1.40%	10.34%	to	10.39%
December 31, 2015	1,240	$1.59	to	$1.61	$1,977	0.77%	1.35%	to	1.40%	0.19%	to	0.24%
December 31, 2014	1,358	$1.59	to	$1.60	$2,161	0.91%	1.35%	to	1.40%	4.59%	to	4.64%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2018	254	$1.49	to	$1.49	$379	0.00%	1.40%	to	1.40%	0.90%	to	0.90%
December 31, 2017	563	$1.48	to	$1.48	$833	0.00%	1.40%	to	1.40%	29.86%	to	29.86%
December 31, 2016	683	$1.14	to	$1.14	$779	0.00%	1.40%	to	1.40%	0.95%	to	0.95%
December 31, 2015	692	$1.13	to	$1.13	$782	0.00%	1.40%	to	1.40%	9.32%	to	9.32%
December 31, 2014	681	$1.03	to	$1.03	$704	0.00%	1.40%	to	1.40%	12.27%	to	12.27%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2018	2,086	$2.33	to	$3.13	$6,185	0.00%	1.35%	to	1.80%	-15.33%	to	-14.95%
December 31, 2017	2,332	$2.75	to	$3.69	$8,142	0.00%	1.35%	to	1.80%	10.22%	to	10.70%
December 31, 2016	2,654	$2.50	to	$3.33	$8,385	0.00%	1.35%	to	1.80%	23.25%	to	23.79%
December 31, 2015	3,128	$2.03	to	$2.69	$7,996	0.00%	1.35%	to	1.80%	-7.04%	to	-6.62%
December 31, 2014	3,508	$2.18	to	$2.88	$9,607	0.00%	1.35%	to	1.80%	3.09%	to	3.54%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2018	202	$1.25	to	$2.79	$413	0.35%	1.40%	to	1.75%	-4.52%	to	-4.19%
December 31, 2017	227	$1.30	to	$2.92	$486	0.24%	1.40%	to	1.75%	25.37%	to	25.80%
December 31, 2016	251	$1.04	to	$2.32	$427	0.38%	1.40%	to	1.75%	-1.45%	to	-1.10%
December 31, 2015	283	$1.05	to	$2.34	$468	0.47%	1.40%	to	1.75%	3.27%	to	3.63%
December 31, 2014	288	$1.02	to	$2.26	$468	0.22%	1.40%	to	1.75%	10.79%	to	11.18%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2018	1,768	$1.92	to	$4.27	$5,686	0.00%	1.35%	to	1.80%	-9.48%	to	-9.08%
December 31, 2017	2,026	$2.12	to	$4.70	$7,242	0.00%	1.35%	to	1.80%	20.27%	to	20.81%
December 31, 2016	2,245	$1.76	to	$3.89	$6,710	0.00%	1.35%	to	1.80%	2.48%	to	2.93%
December 31, 2015	2,621	$1.71	to	$3.78	$7,527	0.00%	1.35%	to	1.80%	-4.09%	to	-3.66%
December 31, 2014	2,920	$1.78	to	$3.93	$8,786	0.00%	1.35%	to	1.80%	7.58%	to	8.05%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2018	965	$0.93	to	$2.30	$1,629	0.00%	1.35%	to	1.80%	-14.37%	to	-13.98%
December 31, 2017	1,093	$1.08	to	$2.68	$2,110	0.00%	1.35%	to	1.80%	33.42%	to	34.00%
December 31, 2016	1,283	$0.81	to	$2.00	$1,815	0.00%	1.35%	to	1.80%	-5.28%	to	-4.86%
December 31, 2015	1,379	$0.85	to	$2.10	$2,065	0.00%	1.35%	to	1.80%	1.54%	to	1.98%
December 31, 2014	1,479	$0.84	to	$2.06	$2,240	0.00%	1.35%	to	1.80%	-7.38%	to	-6.97%

	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2018	3,117	$11.10	to	$21.15	$50,930	0.00%	0.55%	to	2.85%	-11.15%	to	-9.03%
December 31, 2017	3,729	$12.25	to	$23.57	$67,828	0.00%	0.55%	to	2.85%	6.63%	to	9.14%
December 31, 2016	2,985	$11.25	to	$21.90	$50,303	0.00%	0.55%	to	2.85%	8.37%	to	10.93%
December 31, 2015	3,144	$10.18	to	$20.01	$48,225	0.00%	0.55%	to	2.85%	-7.34%	to	6.09%
December 31, 2014	1,607	$10.96	to	$21.39	$26,453	0.00%	0.55%	to	2.45%	9.77%	to	12.51%

	AST Cohen & Steers Realty Portfolio
December 31, 2018	1,360	$10.86	to	$29.01	$25,132	0.00%	0.55%	to	2.85%	-7.48%	to	-5.28%
December 31, 2017	1,478	$11.50	to	$31.05	$29,303	0.00%	0.55%	to	2.85%	3.23%	to	5.66%
December 31, 2016	1,423	$10.92	to	$29.79	$27,148	0.00%	0.55%	to	2.85%	1.84%	to	4.24%
December 31, 2015	1,351	$10.51	to	$28.98	$25,076	0.00%	0.55%	to	2.85%	1.86%	to	10.36%
December 31, 2014	1,374	$11.65	to	$28.18	$24,915	0.00%	0.55%	to	2.85%	15.51%	to	30.19%

A94

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2018	11,259	$11.64	to	$15.56	$147,331	0.00%	0.55%	to	2.85%	-7.84%	to	-5.65%
December 31, 2017	12,622	$12.45	to	$16.63	$177,660	0.00%	0.55%	to	2.85%	8.95%	to	11.53%
December 31, 2016	13,084	$11.26	to	$15.04	$167,396	0.00%	0.55%	to	2.85%	0.89%	to	3.27%
December 31, 2015	13,597	$11.01	to	$14.68	$170,786	0.00%	0.55%	to	2.85%	-3.03%	to	-0.73%
December 31, 2014	14,108	$11.19	to	$14.92	$181,266	0.00%	0.55%	to	2.85%	2.44%	to	4.87%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2018	962	$10.15	to	$19.53	$13,956	0.00%	0.55%	to	2.70%	-12.16%	to	-10.21%
December 31, 2017	853	$11.32	to	$22.06	$14,172	0.00%	0.55%	to	2.70%	13.41%	to	15.91%
December 31, 2016	817	$9.78	to	$19.29	$11,983	0.00%	0.55%	to	2.70%	3.27%	to	5.55%
December 31, 2015	871	$9.28	to	$18.53	$12,193	0.00%	0.55%	to	2.70%	-8.60%	to	-6.58%
December 31, 2014	934	$12.23	to	$20.12	$14,182	0.00%	0.55%	to	2.70%	-1.18%	to	1.00%

	AST High Yield Portfolio
December 31, 2018	1,997	$11.29	to	$18.09	$28,532	0.00%	0.55%	to	2.85%	-4.79%	to	-2.53%
December 31, 2017	2,026	$11.59	to	$18.82	$29,968	0.00%	0.55%	to	2.85%	4.42%	to	6.88%
December 31, 2016	1,860	$10.86	to	$17.85	$26,105	0.00%	0.55%	to	2.85%	12.12%	to	14.76%
December 31, 2015	1,944	$9.48	to	$15.77	$24,161	0.00%	0.55%	to	2.85%	-6.31%	to	-3.24%
December 31, 2014	2,029	$9.89	to	$16.68	$26,781	0.00%	0.55%	to	2.85%	-1.05%	to	1.99%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2018	772	$10.82	to	$27.73	$14,871	0.00%	0.55%	to	2.70%	-13.27%	to	-11.34%
December 31, 2017	865	$12.22	to	$31.72	$19,309	0.00%	0.55%	to	2.70%	24.25%	to	26.99%
December 31, 2016	865	$9.64	to	$25.32	$15,464	0.00%	0.55%	to	2.70%	4.80%	to	7.11%
December 31, 2015	957	$9.67	to	$23.97	$16,131	0.00%	0.55%	to	2.85%	-1.55%	to	1.00%
December 31, 2014	1,214	$13.36	to	$24.11	$20,646	0.00%	0.55%	to	2.85%	1.95%	to	4.36%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2018	437	$10.58	to	$25.23	$7,800	0.00%	0.55%	to	2.70%	-18.79%	to	-16.99%
December 31, 2017	496	$12.78	to	$30.81	$10,792	0.00%	0.55%	to	2.70%	15.34%	to	17.88%
December 31, 2016	540	$10.88	to	$26.50	$10,080	0.00%	0.55%	to	2.70%	10.93%	to	13.37%
December 31, 2015	588	$9.63	to	$23.70	$9,799	0.00%	0.55%	to	2.85%	-9.27%	to	0.53%
December 31, 2014	709	$11.23	to	$25.87	$13,182	0.00%	0.55%	to	2.85%	11.69%	to	14.34%

	AST Small-Cap Value Portfolio
December 31, 2018	708	$11.20	to	$24.26	$12,086	0.00%	0.55%	to	2.85%	-19.45%	to	-17.53%
December 31, 2017	805	$13.62	to	$29.83	$16,837	0.00%	0.55%	to	2.85%	4.30%	to	6.76%
December 31, 2016	774	$12.80	to	$28.33	$15,415	0.00%	0.55%	to	2.85%	25.53%	to	28.49%
December 31, 2015	731	$9.99	to	$22.35	$11,604	0.00%	0.55%	to	2.85%	-7.04%	to	4.08%
December 31, 2014	738	$10.54	to	$23.82	$12,515	0.00%	0.55%	to	2.85%	2.27%	to	5.87%

	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2018	2,750	$11.84	to	$27.11	$54,321	0.00%	0.55%	to	2.85%	-7.09%	to	-4.88%
December 31, 2017	3,009	$12.49	to	$28.89	$63,557	0.00%	0.55%	to	2.85%	23.48%	to	26.39%
December 31, 2016	3,115	$9.91	to	$23.18	$52,769	0.00%	0.55%	to	2.85%	-1.25%	to	1.09%
December 31, 2015	3,314	$9.83	to	$23.25	$56,160	0.00%	0.55%	to	2.85%	-8.37%	to	2.12%
December 31, 2014	1,852	$11.31	to	$25.13	$34,356	0.00%	0.55%	to	2.85%	8.35%	to	13.47%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2018	1,743	$11.60	to	$24.42	$30,541	0.00%	0.55%	to	2.85%	-16.61%	to	-14.63%
December 31, 2017	1,683	$13.63	to	$29.00	$34,897	0.00%	0.55%	to	2.45%	16.28%	to	18.54%
December 31, 2016	1,645	$11.53	to	$24.81	$29,101	0.00%	0.55%	to	2.45%	16.96%	to	19.23%
December 31, 2015	1,715	$9.70	to	$21.09	$25,607	0.00%	0.55%	to	2.85%	-10.46%	to	1.55%
December 31, 2014	1,928	$10.82	to	$23.33	$31,869	0.00%	0.55%	to	2.85%	7.95%	to	13.12%

	AST Lord Abbett Core Fixed Income Portfolio (Expired September 14, 2018)
December 31, 2018	—	$10.01	to	$14.64	$—	0.00%	0.55%	to	2.85%	-3.59%	to	-1.97%
December 31, 2017	4,344	$10.28	to	$15.08	$53,974	0.00%	0.55%	to	2.85%	0.42%	to	2.79%
December 31, 2016	3,995	$10.03	to	$14.88	$48,795	0.00%	0.55%	to	2.85%	-0.31%	to	2.04%
December 31, 2015	3,763	$9.86	to	$14.78	$45,418	0.00%	0.55%	to	2.85%	-3.42%	to	-1.13%
December 31, 2014	3,390	$10.18	to	$15.16	$41,786	0.00%	0.55%	to	2.85%	2.98%	to	5.80%

A95

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2018	1,915	$14.30	to	$32.38	$46,002	0.00%	0.55%	to	2.85%	-5.48%	to	-3.23%
December 31, 2017	2,374	$14.82	to	$33.93	$59,639	0.00%	0.55%	to	2.85%	29.21%	to	32.26%
December 31, 2016	2,615	$11.24	to	$26.01	$50,429	0.00%	0.55%	to	2.85%	2.57%	to	5.00%
December 31, 2015	2,625	$10.74	to	$25.11	$48,900	0.00%	0.55%	to	2.85%	6.94%	to	11.97%
December 31, 2014	3,234	$11.26	to	$23.26	$55,756	0.00%	0.55%	to	2.85%	7.44%	to	12.47%

	AST MFS Growth Portfolio
December 31, 2018	763	$13.95	to	$29.10	$17,359	0.00%	0.55%	to	2.70%	-0.62%	to	1.59%
December 31, 2017	764	$13.78	to	$29.05	$17,631	0.00%	0.55%	to	2.70%	27.19%	to	29.99%
December 31, 2016	776	$10.63	to	$22.66	$13,999	0.00%	0.55%	to	2.70%	-0.83%	to	1.35%
December 31, 2015	737	$10.53	to	$22.66	$13,390	0.00%	0.55%	to	2.85%	4.17%	to	9.59%
December 31, 2014	918	$11.13	to	$21.55	$15,865	0.00%	0.55%	to	2.85%	5.61%	to	11.72%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2018	1,470	$10.61	to	$28.00	$27,101	0.00%	0.55%	to	2.85%	-18.84%	to	-16.90%
December 31, 2017	1,638	$12.81	to	$34.17	$36,903	0.00%	0.55%	to	2.85%	10.56%	to	13.16%
December 31, 2016	1,524	$11.35	to	$30.61	$31,209	0.00%	0.55%	to	2.85%	14.87%	to	17.58%
December 31, 2015	1,466	$9.69	to	$26.40	$25,865	0.00%	0.55%	to	2.85%	-8.33%	to	1.07%
December 31, 2014	1,563	$11.02	to	$28.52	$29,899	0.00%	0.55%	to	2.85%	10.42%	to	13.62%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2018	2,033	$9.14	to	$12.05	$20,603	0.00%	0.55%	to	2.30%	-1.58%	to	0.19%
December 31, 2017	2,081	$9.17	to	$12.10	$21,184	0.00%	0.55%	to	2.45%	-0.78%	to	1.15%
December 31, 2016	1,750	$9.25	to	$12.03	$17,746	0.00%	0.55%	to	2.45%	-0.85%	to	1.08%
December 31, 2015	1,644	$9.32	to	$11.97	$16,588	0.00%	0.55%	to	2.45%	-1.98%	to	-0.07%
December 31, 2014	1,681	$9.51	to	$12.05	$17,126	0.00%	0.55%	to	2.85%	-2.94%	to	-0.65%

	AST QMA US Equity Alpha Portfolio
December 31, 2018	1,138	$13.04	to	$31.42	$26,070	0.00%	0.55%	to	2.70%	-10.71%	to	-8.72%
December 31, 2017	1,143	$14.33	to	$34.90	$28,835	0.00%	0.55%	to	2.45%	19.26%	to	21.58%
December 31, 2016	1,042	$11.82	to	$29.10	$22,155	0.00%	0.55%	to	2.45%	12.04%	to	14.21%
December 31, 2015	945	$10.39	to	$25.83	$17,758	0.00%	0.55%	to	2.45%	0.55%	to	8.03%
December 31, 2014	1,016	$11.24	to	$25.55	$19,184	0.00%	0.55%	to	2.45%	11.83%	to	16.57%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2018	2,264	$7.33	to	$12.40	$20,246	0.00%	0.55%	to	2.70%	-18.92%	to	-17.11%
December 31, 2017	2,762	$8.87	to	$15.09	$30,002	0.00%	0.55%	to	2.70%	7.34%	to	9.70%
December 31, 2016	2,692	$8.11	to	$13.87	$26,931	0.00%	0.55%	to	2.70%	21.26%	to	23.93%
December 31, 2015	2,763	$6.56	to	$11.28	$22,535	0.00%	0.55%	to	2.70%	-21.43%	to	0.94%
December 31, 2014	2,902	$8.20	to	$14.17	$29,775	0.00%	0.55%	to	2.70%	-14.29%	to	-8.86%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2018	68,596	$12.92	to	$19.18	$1,037,327	0.00%	0.55%	to	2.85%	-8.04%	to	-5.85%
December 31, 2017	73,973	$13.85	to	$20.66	$1,206,523	0.00%	0.55%	to	2.85%	12.13%	to	14.77%
December 31, 2016	75,755	$12.18	to	$18.25	$1,092,303	0.00%	0.55%	to	2.85%	4.49%	to	6.95%
December 31, 2015	75,978	$11.49	to	$17.30	$1,040,968	0.00%	0.55%	to	2.85%	-2.81%	to	-0.51%
December 31, 2014	58,768	$11.65	to	$17.63	$826,924	0.00%	0.55%	to	2.85%	2.86%	to	5.30%

	AST MFS Global Equity Portfolio
December 31, 2018	1,710	$11.72	to	$23.49	$30,215	0.00%	0.55%	to	2.85%	-12.15%	to	-10.05%
December 31, 2017	1,835	$13.07	to	$26.48	$36,466	0.00%	0.55%	to	2.85%	20.32%	to	23.16%
December 31, 2016	1,738	$10.65	to	$21.80	$28,494	0.00%	0.55%	to	2.85%	4.07%	to	6.52%
December 31, 2015	1,697	$10.03	to	$20.75	$26,340	0.00%	0.55%	to	2.85%	-4.27%	to	3.91%
December 31, 2014	1,465	$10.30	to	$21.46	$23,599	0.00%	0.55%	to	2.70%	0.83%	to	3.06%

	AST J.P. Morgan International Equity Portfolio
December 31, 2018	1,838	$10.11	to	$15.54	$21,142	0.00%	0.55%	to	2.70%	-19.71%	to	-17.92%
December 31, 2017	1,959	$12.48	to	$19.20	$27,796	0.00%	0.55%	to	2.70%	26.14%	to	28.92%
December 31, 2016	1,912	$9.80	to	$15.10	$21,272	0.00%	0.55%	to	2.70%	-0.81%	to	1.37%
December 31, 2015	1,946	$9.78	to	$15.10	$21,587	0.00%	0.55%	to	2.70%	-5.42%	to	-3.33%
December 31, 2014	2,075	$10.25	to	$15.84	$24,026	0.00%	0.55%	to	2.70%	-8.89%	to	-6.88%

A96

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Templeton Global Bond Portfolio
December 31, 2018	1,384	$8.92	to	$12.55	$14,210	0.00%	0.55%	to	2.85%	-0.92%	to	1.44%
December 31, 2017	1,577	$9.01	to	$12.45	$16,051	0.00%	0.55%	to	2.85%	-0.86%	to	1.48%
December 31, 2016	1,412	$9.08	to	$12.34	$14,302	0.00%	0.55%	to	2.85%	1.39%	to	3.78%
December 31, 2015	1,447	$8.96	to	$11.96	$14,209	0.00%	0.55%	to	2.85%	-7.34%	to	3.76%
December 31, 2014	1,535	$9.61	to	$12.68	$16,052	0.00%	0.55%	to	2.85%	-2.31%	to	0.00%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2018	9,607	$11.54	to	$19.16	$122,382	0.00%	0.55%	to	2.85%	-7.72%	to	-5.52%
December 31, 2017	10,483	$12.51	to	$20.56	$142,719	0.00%	0.55%	to	2.85%	10.37%	to	12.97%
December 31, 2016	10,414	$11.33	to	$18.45	$126,793	0.00%	0.55%	to	2.85%	3.50%	to	5.94%
December 31, 2015	10,527	$10.95	to	$17.66	$122,261	0.00%	0.55%	to	2.85%	-3.46%	to	-1.18%
December 31, 2014	10,289	$11.34	to	$18.12	$122,371	0.00%	0.55%	to	2.85%	2.50%	to	4.92%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2018	40,025	$13.72	to	$20.31	$621,582	0.00%	0.55%	to	2.85%	-8.91%	to	-6.74%
December 31, 2017	42,944	$14.85	to	$22.08	$726,878	0.00%	0.55%	to	2.85%	14.54%	to	17.24%
December 31, 2016	41,918	$12.78	to	$19.09	$614,943	0.00%	0.55%	to	2.85%	3.80%	to	6.25%
December 31, 2015	41,418	$12.14	to	$18.22	$581,755	0.00%	0.55%	to	2.85%	-2.33%	to	-0.02%
December 31, 2014	40,109	$12.25	to	$18.48	$573,414	0.00%	0.55%	to	2.85%	3.95%	to	6.41%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2018	18,241	$10.90	to	$15.32	$222,318	0.00%	0.55%	to	2.85%	-10.77%	to	-8.64%
December 31, 2017	23,441	$12.04	to	$17.01	$317,415	0.00%	0.55%	to	2.85%	9.39%	to	11.97%
December 31, 2016	24,273	$10.85	to	$15.40	$297,040	0.00%	0.55%	to	2.85%	3.31%	to	5.75%
December 31, 2015	26,419	$10.35	to	$14.76	$309,924	0.00%	0.55%	to	2.85%	-5.98%	to	-3.75%
December 31, 2014	30,392	$10.86	to	$15.55	$375,742	0.00%	0.55%	to	2.85%	0.86%	to	3.25%

	AST Balanced Asset Allocation Portfolio
December 31, 2018	44,995	$12.98	to	$18.48	$667,892	0.00%	0.55%	to	2.85%	-7.66%	to	-5.46%
December 31, 2017	48,857	$13.86	to	$19.82	$778,162	0.00%	0.55%	to	2.85%	11.64%	to	14.28%
December 31, 2016	50,063	$12.23	to	$17.59	$708,457	0.00%	0.55%	to	2.85%	3.28%	to	5.71%
December 31, 2015	51,044	$11.68	to	$16.87	$693,958	0.00%	0.55%	to	2.85%	-2.39%	to	-0.08%
December 31, 2014	51,425	$11.79	to	$17.12	$711,536	0.00%	0.55%	to	2.85%	3.49%	to	5.94%

	AST Preservation Asset Allocation Portfolio
December 31, 2018	32,524	$11.77	to	$15.72	$433,759	0.00%	0.55%	to	2.85%	-5.62%	to	-3.38%
December 31, 2017	36,076	$12.29	to	$16.50	$505,272	0.00%	0.55%	to	2.85%	7.00%	to	9.53%
December 31, 2016	35,110	$11.32	to	$15.27	$457,043	0.00%	0.55%	to	2.85%	2.53%	to	4.95%
December 31, 2015	36,445	$10.89	to	$14.76	$458,433	0.00%	0.55%	to	2.85%	-2.71%	to	-0.41%
December 31, 2014	37,987	$11.03	to	$15.02	$486,778	0.00%	0.55%	to	2.85%	2.76%	to	5.19%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2018	25,093	$11.63	to	$17.27	$335,136	0.00%	0.55%	to	2.85%	-10.39%	to	-8.25%
December 31, 2017	27,846	$12.92	to	$19.08	$410,656	0.00%	0.55%	to	2.85%	13.16%	to	15.83%
December 31, 2016	28,026	$11.35	to	$16.70	$362,213	0.00%	0.55%	to	2.85%	1.29%	to	3.68%
December 31, 2015	27,216	$10.85	to	$16.33	$345,930	0.00%	0.55%	to	2.85%	-1.89%	to	0.44%
December 31, 2014	25,768	$11.02	to	$16.49	$332,704	0.00%	0.55%	to	2.85%	0.21%	to	2.58%

	AST Prudential Growth Allocation Portfolio
December 31, 2018	64,493	$12.34	to	$19.34	$981,859	0.00%	0.55%	to	2.85%	-10.24%	to	-8.11%
December 31, 2017	74,417	$13.67	to	$21.34	$1,248,726	0.00%	0.55%	to	2.85%	12.80%	to	15.46%
December 31, 2016	44,092	$12.06	to	$18.74	$649,227	0.00%	0.55%	to	2.85%	6.96%	to	9.49%
December 31, 2015	44,717	$10.78	to	$17.35	$610,546	0.00%	0.55%	to	2.85%	-3.45%	to	-1.16%
December 31, 2014	26,712	$11.13	to	$17.80	$372,174	0.00%	0.55%	to	2.85%	6.09%	to	8.60%

	AST Advanced Strategies Portfolio
December 31, 2018	37,243	$13.04	to	$19.85	$567,375	0.00%	0.55%	to	2.85%	-8.58%	to	-6.41%
December 31, 2017	41,197	$14.06	to	$21.51	$680,482	0.00%	0.55%	to	2.85%	13.60%	to	16.28%
December 31, 2016	42,484	$12.20	to	$18.75	$612,274	0.00%	0.55%	to	2.85%	4.06%	to	6.52%
December 31, 2015	43,453	$11.56	to	$17.85	$596,745	0.00%	0.55%	to	2.85%	-2.07%	to	0.25%
December 31, 2014	43,576	$11.63	to	$18.05	$607,973	0.00%	0.55%	to	2.85%	3.08%	to	5.52%
A97

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2018	3,097	$15.05	to	$37.28	$84,917	0.00%	0.55%	to	2.85%	0.89%	to	3.29%
December 31, 2017	3,188	$14.62	to	$36.60	$86,682	0.00%	0.55%	to	2.85%	33.97%	to	37.13%
December 31, 2016	3,130	$10.69	to	$27.06	$63,382	0.00%	0.55%	to	2.85%	-0.22%	to	2.13%
December 31, 2015	3,269	$10.50	to	$26.86	$65,667	0.00%	0.55%	to	2.85%	6.46%	to	9.50%
December 31, 2014	3,053	$11.23	to	$24.99	$57,338	0.00%	0.55%	to	2.85%	5.26%	to	13.35%

	AST Government Money Market Portfolio
December 31, 2018	2,871	$8.17	to	$9.92	$26,432	1.32%	0.55%	to	2.45%	-1.20%	to	0.74%
December 31, 2017	1,958	$8.08	to	$9.86	$17,759	0.34%	0.55%	to	2.55%	-2.15%	to	-0.21%
December 31, 2016	2,162	$8.25	to	$9.90	$19,816	0.00%	0.55%	to	2.55%	-2.48%	to	-0.56%
December 31, 2015	1,773	$8.46	to	$9.97	$16,358	0.00%	0.55%	to	2.85%	-2.85%	to	-0.26%
December 31, 2014	1,793	$8.68	to	$10.08	$16,760	0.00%	0.55%	to	2.85%	-2.85%	to	-0.47%

	AST Small-Cap Growth Portfolio
December 31, 2018	1,038	$11.94	to	$30.13	$22,087	0.00%	0.55%	to	2.85%	-11.03%	to	-8.91%
December 31, 2017	1,070	$13.15	to	$33.54	$25,377	0.00%	0.55%	to	2.85%	20.39%	to	23.24%
December 31, 2016	1,134	$10.70	to	$27.59	$22,257	0.00%	0.55%	to	2.85%	8.89%	to	11.46%
December 31, 2015	1,209	$9.64	to	$25.10	$21,630	0.00%	0.55%	to	2.85%	-2.09%	to	0.23%
December 31, 2014	1,093	$10.97	to	$25.39	$19,789	0.00%	0.55%	to	2.85%	0.86%	to	10.75%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2018	15,039	$9.94	to	$14.62	$171,480	0.00%	0.55%	to	2.85%	-3.51%	to	-1.21%
December 31, 2017	17,408	$10.15	to	$14.89	$203,122	0.00%	0.55%	to	2.85%	1.40%	to	3.79%
December 31, 2016	16,578	$9.87	to	$14.43	$188,386	0.00%	0.55%	to	2.85%	1.26%	to	3.66%
December 31, 2015	17,618	$9.61	to	$14.00	$195,239	0.00%	0.55%	to	2.85%	-4.90%	to	-1.67%
December 31, 2014	20,088	$9.96	to	$14.47	$231,464	0.00%	0.55%	to	2.85%	1.26%	to	3.66%

	AST International Value Portfolio
December 31, 2018	1,024	$8.93	to	$14.54	$11,239	0.00%	0.55%	to	2.70%	-18.41%	to	-16.60%
December 31, 2017	1,067	$10.84	to	$17.68	$14,123	0.00%	0.55%	to	2.70%	19.51%	to	22.14%
December 31, 2016	1,019	$8.98	to	$14.68	$11,047	0.00%	0.55%	to	2.70%	-2.13%	to	0.03%
December 31, 2015	978	$9.08	to	$14.88	$10,620	0.00%	0.55%	to	2.70%	-9.67%	to	2.47%
December 31, 2014	788	$9.39	to	$15.04	$8,945	0.00%	0.55%	to	2.70%	-9.22%	to	-6.37%

	AST International Growth Portfolio
December 31, 2018	1,476	$10.39	to	$17.56	$19,291	0.00%	0.55%	to	2.55%	-15.50%	to	-13.81%
December 31, 2017	1,388	$12.16	to	$20.65	$21,230	0.00%	0.55%	to	2.55%	32.07%	to	34.68%
December 31, 2016	1,400	$9.09	to	$15.55	$15,906	0.00%	0.55%	to	2.55%	-6.17%	to	-4.31%
December 31, 2015	1,421	$9.57	to	$16.47	$16,885	0.00%	0.55%	to	2.85%	0.21%	to	7.39%
December 31, 2014	1,493	$9.40	to	$16.28	$17,534	0.00%	0.55%	to	2.85%	-8.22%	to	-2.22%

	AST Investment Grade Bond Portfolio
December 31, 2018	50,427	$10.16	to	$16.54	$611,859	0.00%	0.55%	to	2.25%	-2.52%	to	-0.82%
December 31, 2017	6,925	$10.39	to	$16.78	$94,733	0.00%	0.85%	to	2.25%	1.97%	to	3.43%
December 31, 2016	18,562	$10.16	to	$16.27	$239,554	0.00%	0.55%	to	2.25%	1.87%	to	3.63%
December 31, 2015	17,268	$9.94	to	$15.79	$219,367	0.00%	0.85%	to	2.25%	-1.10%	to	0.31%
December 31, 2014	4,188	$10.03	to	$15.79	$55,403	0.00%	0.85%	to	2.25%	4.33%	to	5.82%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2018	9,301	$10.58	to	$13.64	$114,486	0.00%	0.55%	to	2.85%	-5.07%	to	-2.80%
December 31, 2017	5,999	$10.92	to	$14.09	$76,488	0.00%	0.55%	to	2.85%	3.29%	to	5.72%
December 31, 2016	5,382	$10.37	to	$13.39	$65,782	0.00%	0.55%	to	2.85%	2.16%	to	4.57%
December 31, 2015	5,181	$9.94	to	$12.86	$61,122	0.00%	0.55%	to	2.85%	-1.65%	to	0.68%
December 31, 2014	4,880	$10.28	to	$12.83	$57,740	0.00%	0.55%	to	2.85%	3.00%	to	6.61%

	AST Bond Portfolio 2018 (Expired December 31, 2018)
December 31, 2018	—	$10.39	to	$11.32	$—	0.00%	1.90%	to	2.85%	-2.13%	to	-1.17%
December 31, 2017	1,587	$10.62	to	$11.45	$17,666	0.00%	1.90%	to	2.85%	-2.15%	to	-1.20%
December 31, 2016	1,049	$10.85	to	$11.59	$11,811	0.00%	1.90%	to	2.85%	-1.28%	to	-0.32%
December 31, 2015	1,389	$10.99	to	$13.25	$15,819	0.00%	1.90%	to	2.85%	-2.06%	to	-1.07%
December 31, 2014	1,578	$11.22	to	$13.40	$18,217	0.00%	1.90%	to	2.85%	-0.26%	to	0.75%

A98

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2019
December 31, 2018	1,338	$10.60	to	$11.55	$14,971	0.00%	1.90%	to	2.85%	-2.31%	to	-1.36%
December 31, 2017	76	$10.98	to	$11.71	$869	0.00%	1.90%	to	2.70%	-1.95%	to	-1.15%
December 31, 2016	104	$11.20	to	$11.84	$1,210	0.00%	1.90%	to	2.70%	-1.29%	to	-0.48%
December 31, 2015	111	$11.24	to	$13.16	$1,305	0.00%	1.90%	to	2.85%	-1.81%	to	-0.85%
December 31, 2014	95	$11.45	to	$13.30	$1,131	0.00%	1.90%	to	2.85%	1.29%	to	2.28%

	AST Global Real Estate Portfolio
December 31, 2018	476	$10.44	to	$21.49	$6,999	0.00%	0.55%	to	2.85%	-7.44%	to	-5.24%
December 31, 2017	563	$11.05	to	$22.99	$8,894	0.00%	0.55%	to	2.85%	7.73%	to	10.28%
December 31, 2016	557	$10.05	to	$21.14	$8,056	0.00%	0.55%	to	2.85%	-1.97%	to	0.34%
December 31, 2015	571	$10.05	to	$21.36	$8,312	0.00%	0.55%	to	2.85%	-2.94%	to	5.49%
December 31, 2014	606	$10.85	to	$21.79	$9,050	0.00%	0.55%	to	2.85%	7.71%	to	13.30%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2018	2,114	$8.22	to	$13.89	$19,786	0.00%	0.55%	to	2.85%	-16.51%	to	-14.52%
December 31, 2017	2,536	$9.64	to	$16.48	$28,053	0.00%	0.55%	to	2.85%	22.79%	to	25.68%
December 31, 2016	2,293	$7.70	to	$13.30	$20,397	0.00%	0.55%	to	2.85%	9.17%	to	11.74%
December 31, 2015	2,518	$6.91	to	$12.06	$20,210	0.00%	0.55%	to	2.85%	-19.10%	to	0.59%
December 31, 2014	2,742	$8.37	to	$14.77	$26,823	0.00%	0.55%	to	2.85%	-7.40%	to	-5.21%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2018	1,371	$11.49	to	$26.88	$26,493	0.00%	0.55%	to	2.70%	-16.40%	to	-14.54%
December 31, 2017	1,537	$13.48	to	$31.89	$35,213	0.00%	0.55%	to	2.70%	9.17%	to	11.57%
December 31, 2016	1,476	$12.12	to	$28.98	$30,919	0.00%	0.55%	to	2.70%	20.96%	to	23.63%
December 31, 2015	1,530	$9.84	to	$23.77	$26,257	0.00%	0.55%	to	2.85%	-8.19%	to	2.45%
December 31, 2014	1,619	$10.76	to	$25.64	$30,102	0.00%	0.55%	to	2.70%	4.30%	to	7.79%

	AST RCM World Trends Portfolio
December 31, 2018	27,004	$11.42	to	$16.12	$350,824	0.00%	0.55%	to	2.85%	-10.54%	to	-8.41%
December 31, 2017	30,616	$12.70	to	$17.84	$439,420	0.00%	0.55%	to	2.85%	12.93%	to	15.59%
December 31, 2016	31,176	$11.19	to	$15.65	$391,848	0.00%	0.55%	to	2.85%	1.84%	to	4.24%
December 31, 2015	31,704	$10.93	to	$15.22	$387,734	0.00%	0.55%	to	2.85%	-3.01%	to	-0.72%
December 31, 2014	27,104	$11.21	to	$15.54	$341,955	0.00%	0.55%	to	2.85%	2.14%	to	4.56%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2018	13,554	$12.47	to	$18.48	$190,855	0.00%	0.55%	to	2.85%	-10.03%	to	-7.88%
December 31, 2017	14,487	$13.66	to	$20.34	$224,714	0.00%	0.55%	to	2.85%	13.63%	to	16.31%
December 31, 2016	13,671	$11.85	to	$17.73	$185,732	0.00%	0.55%	to	2.85%	2.23%	to	4.64%
December 31, 2015	12,956	$11.43	to	$17.18	$172,310	0.00%	0.55%	to	2.85%	-3.87%	to	-1.59%
December 31, 2014	12,870	$11.72	to	$17.70	$177,267	0.00%	0.55%	to	2.85%	3.33%	to	5.78%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2018	14,916	$11.08	to	$15.17	$179,187	0.00%	0.55%	to	2.85%	-9.72%	to	-7.57%
December 31, 2017	17,514	$12.10	to	$16.65	$231,540	0.00%	0.55%	to	2.85%	9.09%	to	11.67%
December 31, 2016	14,821	$10.93	to	$15.11	$179,412	0.00%	0.55%	to	2.85%	2.26%	to	4.68%
December 31, 2015	14,934	$10.54	to	$14.64	$175,525	0.00%	0.55%	to	2.85%	-3.73%	to	-1.45%
December 31, 2014	15,715	$10.79	to	$15.06	$190,576	0.00%	0.55%	to	2.85%	1.08%	to	3.47%

	ProFund VP Consumer Services
December 31, 2018	11	$25.39	to	$28.53	$272	0.00%	0.55%	to	1.50%	-0.88%	to	0.06%
December 31, 2017	10	$25.61	to	$28.51	$265	0.00%	0.55%	to	1.50%	16.62%	to	17.72%
December 31, 2016	8	$21.96	to	$21.96	$173	0.00%	1.50%	to	1.50%	2.65%	to	2.65%
December 31, 2015	11	$21.40	to	$21.40	$236	0.00%	1.50%	to	1.50%	3.14%	to	3.14%
December 31, 2014	13	$20.74	to	$20.74	$279	0.00%	0.55%	to	1.50%	10.80%	to	11.84%

	ProFund VP Consumer Goods
December 31, 2018	6	$16.76	to	$16.76	$101	1.22%	1.50%	to	1.50%	-16.07%	to	-16.07%
December 31, 2017	8	$19.22	to	$19.96	$156	0.82%	1.50%	to	1.90%	12.92%	to	13.36%
December 31, 2016	14	$17.02	to	$17.61	$243	1.10%	1.50%	to	1.90%	1.62%	to	2.02%
December 31, 2015	7	$17.26	to	$17.26	$113	1.06%	1.50%	to	1.50%	2.62%	to	2.62%
December 31, 2014	8	$16.82	to	$16.82	$134	0.70%	0.55%	to	1.50%	8.60%	to	9.62%

A99

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Financials
December 31, 2018	26	$10.72	to	$18.98	$311	0.38%	0.55%	to	1.90%	-12.11%	to	-10.92%
December 31, 2017	24	$12.20	to	$21.31	$328	0.34%	0.55%	to	1.90%	15.99%	to	17.54%
December 31, 2016	27	$10.52	to	$18.13	$308	0.36%	0.55%	to	1.90%	13.17%	to	14.69%
December 31, 2015	32	$9.29	to	$15.81	$325	0.34%	0.55%	to	1.90%	-3.33%	to	-2.04%
December 31, 2014	33	$9.87	to	$9.87	$323	0.21%	0.55%	to	2.10%	10.59%	to	12.30%

	ProFund VP Health Care
December 31, 2018	9	$24.11	to	$27.06	$216	0.00%	0.55%	to	1.90%	2.48%	to	3.86%
December 31, 2017	9	$23.53	to	$26.05	$224	0.00%	0.55%	to	1.90%	18.67%	to	20.25%
December 31, 2016	10	$19.83	to	$21.66	$197	0.00%	0.55%	to	1.90%	-5.84%	to	-4.58%
December 31, 2015	16	$21.70	to	$22.70	$358	0.00%	0.55%	to	1.50%	3.47%	to	4.45%
December 31, 2014	17	$20.97	to	$20.97	$347	0.08%	0.55%	to	2.10%	21.16%	to	23.02%

	ProFund VP Industrials
December 31, 2018	27	$15.58	to	$16.25	$432	0.11%	1.50%	to	1.90%	-14.40%	to	-14.06%
December 31, 2017	31	$18.20	to	$18.90	$587	0.20%	1.50%	to	1.90%	20.12%	to	20.59%
December 31, 2016	32	$15.15	to	$15.68	$493	0.17%	1.50%	to	1.90%	15.36%	to	15.81%
December 31, 2015	17	$13.13	to	$13.53	$231	0.10%	1.50%	to	1.90%	-5.22%	to	-4.85%
December 31, 2014	20	$13.86	to	$14.22	$283	0.27%	1.50%	to	1.90%	3.61%	to	4.02%

	ProFund VP Mid-Cap Growth
December 31, 2018	11	$16.63	to	$17.34	$195	0.00%	1.50%	to	1.90%	-13.63%	to	-13.29%
December 31, 2017	15	$19.25	to	$20.00	$309	0.00%	1.50%	to	1.90%	16.11%	to	16.56%
December 31, 2016	18	$16.58	to	$17.16	$304	0.00%	1.50%	to	1.90%	10.78%	to	11.21%
December 31, 2015	6	$15.43	to	$15.43	$91	0.00%	1.50%	to	1.50%	-1.20%	to	-1.20%
December 31, 2014	3	$15.61	to	$15.61	$42	0.00%	0.55%	to	2.10%	3.71%	to	5.31%

	ProFund VP Mid-Cap Value
December 31, 2018	14	$15.04	to	$15.69	$215	0.10%	1.50%	to	1.90%	-14.92%	to	-14.58%
December 31, 2017	12	$17.68	to	$18.37	$229	0.31%	1.50%	to	1.90%	8.55%	to	8.98%
December 31, 2016	15	$16.29	to	$16.85	$245	0.11%	1.50%	to	1.90%	22.03%	to	22.51%
December 31, 2015	1	$13.76	to	$13.76	$17	0.15%	1.50%	to	1.50%	-9.58%	to	-9.58%
December 31, 2014	2	$15.21	to	$15.21	$30	0.12%	1.50%	to	1.50%	8.56%	to	8.56%

	ProFund VP Real Estate
December 31, 2018	9	$12.60	to	$12.60	$118	2.16%	1.50%	to	1.50%	-7.10%	to	-7.10%
December 31, 2017	10	$13.56	to	$13.56	$130	0.98%	1.50%	to	1.50%	6.46%	to	6.46%
December 31, 2016	9	$12.74	to	$12.74	$116	1.77%	1.50%	to	1.50%	4.17%	to	4.17%
December 31, 2015	10	$11.87	to	$17.45	$122	0.65%	0.55%	to	1.90%	-1.55%	to	-0.23%
December 31, 2014	13	$12.05	to	$12.37	$155	1.51%	0.55%	to	1.90%	22.69%	to	24.33%

	ProFund VP Small-Cap Growth
December 31, 2018	9	$18.92	to	$19.73	$174	0.00%	1.50%	to	1.90%	-7.52%	to	-7.15%
December 31, 2017	9	$20.45	to	$21.25	$197	0.00%	1.50%	to	1.90%	10.87%	to	11.30%
December 31, 2016	11	$18.45	to	$19.09	$209	0.00%	1.50%	to	1.90%	18.00%	to	18.46%
December 31, 2015	6	$16.11	to	$16.11	$98	0.00%	1.50%	to	1.50%	-0.32%	to	-0.32%
December 31, 2014	3	$16.17	to	$16.17	$55	0.00%	1.50%	to	1.50%	0.66%	to	0.66%

	ProFund VP Small-Cap Value
December 31, 2018	9	$15.75	to	$16.42	$154	0.00%	1.50%	to	1.90%	-15.82%	to	-15.49%
December 31, 2017	2	$18.71	to	$19.43	$47	0.01%	1.50%	to	1.90%	7.67%	to	8.09%
December 31, 2016	4	$17.38	to	$20.65	$69	0.00%	0.55%	to	1.90%	26.38%	to	28.07%
December 31, 2015	5	$14.17	to	$16.12	$75	0.00%	0.55%	to	1.50%	-9.63%	to	-8.78%
December 31, 2014	1	$15.68	to	$15.68	$15	0.00%	0.55%	to	1.50%	4.25%	to	5.23%

	ProFund VP Telecommunications
December 31, 2018	3	$10.69	to	$10.69	$35	5.90%	1.50%	to	1.50%	-16.37%	to	-16.37%
December 31, 2017	4	$12.78	to	$12.78	$48	4.52%	1.50%	to	1.50%	-3.57%	to	-3.57%
December 31, 2016	5	$13.25	to	$13.25	$61	1.62%	1.50%	to	1.50%	19.86%	to	19.86%
December 31, 2015	7	$11.05	to	$11.05	$79	1.77%	1.50%	to	1.50%	0.02%	to	0.02%
December 31, 2014	9	$11.05	to	$11.05	$102	4.37%	0.55%	to	1.50%	-0.92%	to	0.01%

A100

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Utilities
December 31, 2018	5	$15.03	to	$15.03	$72	2.05%	1.50%	to	1.50%	1.36%	to	1.36%
December 31, 2017	5	$14.27	to	$14.83	$76	2.25%	1.50%	to	1.90%	8.58%	to	9.01%
December 31, 2016	6	$13.15	to	$13.60	$83	1.65%	1.50%	to	1.90%	12.94%	to	13.38%
December 31, 2015	7	$12.00	to	$16.60	$79	2.27%	0.55%	to	1.50%	-7.79%	to	-6.92%
December 31, 2014	9	$13.01	to	$13.01	$115	1.72%	0.55%	to	1.90%	23.54%	to	25.19%

	ProFund VP Large-Cap Growth
December 31, 2018	9	$18.75	to	$19.55	$172	0.00%	1.50%	to	1.90%	-3.70%	to	-3.32%
December 31, 2017	10	$19.47	to	$20.22	$206	0.00%	1.50%	to	1.90%	22.96%	to	23.45%
December 31, 2016	9	$15.83	to	$16.38	$148	0.05%	1.50%	to	1.90%	3.06%	to	3.47%
December 31, 2015	17	$15.83	to	$15.83	$274	0.00%	1.50%	to	1.50%	2.22%	to	2.22%
December 31, 2014	7	$15.49	to	$15.49	$103	0.12%	1.50%	to	2.10%	10.61%	to	11.26%

	ProFund VP Large-Cap Value
December 31, 2018	9	$12.75	to	$13.30	$124	0.86%	1.50%	to	1.90%	-12.30%	to	-11.96%
December 31, 2017	11	$14.54	to	$15.11	$163	1.07%	1.50%	to	1.90%	11.32%	to	11.76%
December 31, 2016	10	$13.06	to	$13.52	$133	1.16%	1.50%	to	1.90%	13.28%	to	13.73%
December 31, 2015	12	$11.88	to	$11.88	$144	0.55%	1.50%	to	1.50%	-6.14%	to	-6.14%
December 31, 2014	3	$12.66	to	$12.66	$40	0.65%	1.50%	to	1.50%	8.84%	to	8.84%

	AST Bond Portfolio 2020
December 31, 2018	128	$10.88	to	$12.00	$1,490	0.00%	1.90%	to	2.85%	-2.58%	to	-1.59%
December 31, 2017	106	$11.05	to	$12.20	$1,255	0.00%	1.90%	to	2.85%	-1.98%	to	-0.99%
December 31, 2016	321	$11.16	to	$12.32	$3,882	0.00%	1.90%	to	2.85%	-0.94%	to	0.06%
December 31, 2015	365	$10.97	to	$12.32	$4,432	0.00%	1.90%	to	2.85%	-1.37%	to	-0.37%
December 31, 2014	282	$11.03	to	$12.37	$3,446	0.00%	1.90%	to	2.85%	3.13%	to	4.14%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2018	1,077	$13.70	to	$26.47	$24,467	0.00%	0.55%	to	2.70%	-4.28%	to	-2.15%
December 31, 2017	1,073	$14.05	to	$27.17	$25,541	0.00%	0.55%	to	2.70%	32.17%	to	35.08%
December 31, 2016	1,031	$10.43	to	$20.20	$18,697	0.00%	0.55%	to	2.70%	-4.12%	to	-2.01%
December 31, 2015	1,078	$10.68	to	$20.71	$20,138	0.00%	0.55%	to	2.70%	7.65%	to	11.41%
December 31, 2014	972	$11.28	to	$18.91	$16,897	0.00%	0.55%	to	2.70%	6.55%	to	13.75%

	AST Bond Portfolio 2017 (Expired January 2, 2018)
December 31, 2018	—	$10.52	to	$10.99	$—	0.00%	1.90%	to	2.45%	-0.07%	to	-0.07%
December 31, 2017	29	$10.19	to	$11.00	$313	0.00%	1.90%	to	2.85%	-2.13%	to	-1.17%
December 31, 2016	1,139	$10.42	to	$11.13	$12,456	0.00%	1.90%	to	2.85%	-1.72%	to	-0.76%
December 31, 2015	1,166	$10.60	to	$11.21	$12,879	0.00%	1.90%	to	2.85%	-2.69%	to	-1.74%
December 31, 2014	991	$10.89	to	$11.41	$11,150	0.00%	1.90%	to	2.85%	-1.46%	to	-0.50%

	AST Bond Portfolio 2021
December 31, 2018	496	$11.52	to	$13.02	$5,938	0.00%	1.75%	to	2.85%	-2.80%	to	-1.66%
December 31, 2017	628	$11.85	to	$13.24	$7,715	0.00%	1.75%	to	2.85%	-1.31%	to	-0.16%
December 31, 2016	892	$12.00	to	$13.27	$11,124	0.00%	1.75%	to	2.85%	-0.87%	to	0.28%
December 31, 2015	1,175	$12.11	to	$13.23	$14,680	0.00%	1.75%	to	2.85%	-1.12%	to	0.03%
December 31, 2014	1,066	$12.25	to	$13.22	$13,414	0.00%	1.75%	to	2.85%	4.61%	to	5.83%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2018	3	$15.44	to	$15.44	$39	11.56%	1.75%	to	1.75%	-18.30%	to	-18.30%
December 31, 2017	2	$18.90	to	$18.90	$46	3.04%	1.75%	to	1.75%	22.72%	to	22.72%
December 31, 2016	3	$15.40	to	$15.40	$40	3.17%	1.75%	to	1.75%	1.48%	to	1.48%
December 31, 2015	3	$15.17	to	$15.63	$39	4.26%	1.50%	to	1.75%	0.54%	to	0.78%
December 31, 2014	3	$15.09	to	$15.51	$42	3.01%	1.50%	to	1.75%	-6.93%	to	-6.70%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2018	105	$3.95	to	$4.11	$414	0.00%	1.50%	to	1.75%	-1.22%	to	-0.98%
December 31, 2017	106	$4.00	to	$4.15	$423	0.24%	1.50%	to	1.75%	32.64%	to	32.96%
December 31, 2016	107	$3.01	to	$3.12	$322	0.00%	1.50%	to	1.75%	-0.96%	to	-0.72%
December 31, 2015	106	$3.04	to	$3.14	$324	0.00%	1.50%	to	1.75%	-0.13%	to	0.12%
December 31, 2014	106	$3.05	to	$3.14	$324	0.00%	1.50%	to	1.75%	2.30%	to	2.55%
A101

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2022
December 31, 2018	429	$10.80	to	$11.67	$4,816	0.00%	1.90%	to	2.85%	-3.01%	to	-2.05%
December 31, 2017	617	$11.13	to	$11.92	$7,200	0.00%	1.90%	to	2.85%	-1.32%	to	-0.36%
December 31, 2016	721	$11.28	to	$11.96	$8,478	0.00%	1.90%	to	2.85%	-1.07%	to	-0.10%
December 31, 2015	924	$11.40	to	$12.35	$10,940	0.00%	1.30%	to	2.85%	-0.81%	to	0.79%
December 31, 2014	815	$11.50	to	$12.26	$9,669	0.00%	1.30%	to	2.85%	7.22%	to	8.95%

	AST Quantitative Modeling Portfolio
December 31, 2018	3,832	$11.57	to	$14.97	$52,994	0.00%	0.55%	to	2.40%	-8.73%	to	-7.04%
December 31, 2017	2,824	$12.49	to	$16.10	$42,014	0.00%	0.55%	to	2.40%	15.43%	to	17.54%
December 31, 2016	1,960	$10.66	to	$13.70	$24,699	0.00%	0.55%	to	2.40%	3.84%	to	5.74%
December 31, 2015	1,494	$10.11	to	$12.96	$17,788	0.00%	0.55%	to	2.40%	-2.20%	to	4.38%
December 31, 2014	471	$10.55	to	$13.01	$5,511	0.00%	0.55%	to	2.15%	4.26%	to	5.92%

	AST BlackRock Global Strategies Portfolio
December 31, 2018	11,402	$11.00	to	$12.79	$133,698	0.00%	0.55%	to	2.55%	-7.65%	to	-5.80%
December 31, 2017	12,231	$11.91	to	$13.58	$153,792	0.00%	0.55%	to	2.55%	9.82%	to	11.99%
December 31, 2016	11,986	$10.85	to	$12.13	$136,040	0.00%	0.55%	to	2.55%	4.31%	to	6.37%
December 31, 2015	12,009	$10.40	to	$11.40	$129,616	0.00%	0.55%	to	2.55%	-5.41%	to	-3.53%
December 31, 2014	11,411	$11.00	to	$11.82	$129,184	0.00%	0.55%	to	2.55%	2.29%	to	4.32%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2018	6	$19.55	to	$19.91	$127	0.43%	1.50%	to	1.75%	-8.54%	to	-8.31%
December 31, 2017	8	$21.38	to	$21.71	$171	0.87%	1.50%	to	1.75%	18.65%	to	18.95%
December 31, 2016	9	$18.01	to	$18.25	$168	2.27%	1.50%	to	1.75%	10.59%	to	10.86%
December 31, 2015	10	$16.29	to	$16.46	$163	0.40%	1.50%	to	1.75%	-4.52%	to	-4.28%
December 31, 2014	10	$17.06	to	$17.20	$179	0.30%	1.50%	to	1.75%	8.80%	to	9.07%

	AST Prudential Core Bond Portfolio
December 31, 2018	2,551	$10.03	to	$11.74	$28,280	0.00%	0.55%	to	2.70%	-3.51%	to	-1.36%
December 31, 2017	2,337	$10.40	to	$11.90	$26,414	0.00%	0.55%	to	2.70%	2.82%	to	5.09%
December 31, 2016	1,830	$10.11	to	$11.32	$19,811	0.00%	0.55%	to	2.70%	1.40%	to	3.64%
December 31, 2015	1,336	$9.84	to	$10.92	$14,106	0.00%	0.55%	to	2.70%	-2.96%	to	-0.82%
December 31, 2014	1,020	$10.12	to	$11.01	$10,901	0.00%	0.55%	to	2.70%	2.75%	to	5.48%

	AST Bond Portfolio 2023
December 31, 2018	110	$9.53	to	$10.39	$1,090	0.00%	1.30%	to	2.55%	-2.76%	to	-1.55%
December 31, 2017	131	$9.80	to	$10.55	$1,333	0.00%	1.30%	to	2.55%	-0.83%	to	0.39%
December 31, 2016	181	$9.88	to	$10.51	$1,835	0.00%	1.30%	to	2.55%	-0.62%	to	0.61%
December 31, 2015	97	$9.80	to	$10.45	$982	0.00%	1.30%	to	2.85%	-0.22%	to	1.39%
December 31, 2014	1,493	$9.82	to	$10.30	$14,973	0.00%	1.30%	to	2.85%	9.41%	to	11.17%

	AST New Discovery Asset Allocation Portfolio
December 31, 2018	4,069	$11.85	to	$13.85	$51,311	0.00%	0.55%	to	2.85%	-10.90%	to	-8.78%
December 31, 2017	4,641	$13.30	to	$15.18	$64,866	0.00%	0.55%	to	2.85%	13.18%	to	15.85%
December 31, 2016	4,533	$11.72	to	$13.11	$55,405	0.00%	0.55%	to	2.85%	1.36%	to	3.75%
December 31, 2015	4,408	$11.40	to	$12.63	$52,607	0.00%	0.55%	to	2.85%	-4.06%	to	-1.78%
December 31, 2014	4,050	$11.71	to	$12.86	$49,993	0.00%	0.55%	to	2.85%	2.14%	to	4.56%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2018	72	$9.21	to	$10.99	$728	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	68	$10.06	to	$11.86	$749	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	43	$9.39	to	$10.93	$435	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	36	$8.65	to	$9.95	$326	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%
December 31, 2014	25	$9.11	to	$9.70	$234	0.00%	0.55%	to	1.95%	-2.95%	to	0.80%

	AST MFS Large-Cap Value Portfolio
December 31, 2018	893	$11.87	to	$17.44	$14,199	0.00%	0.55%	to	2.85%	-12.73%	to	-10.65%
December 31, 2017	972	$13.33	to	$19.51	$17,578	0.00%	0.55%	to	2.85%	14.01%	to	16.70%
December 31, 2016	926	$11.45	to	$16.72	$14,586	0.00%	0.55%	to	2.85%	10.22%	to	12.82%
December 31, 2015	571	$10.18	to	$14.82	$8,033	0.00%	0.55%	to	2.85%	-3.55%	to	6.06%
December 31, 2014	126	$10.95	to	$15.01	$1,827	0.00%	0.55%	to	2.30%	7.68%	to	9.61%

A102

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2024
December 31, 2018	434	$9.32	to	$10.00	$4,129	0.00%	1.30%	to	2.45%	-3.09%	to	-1.93%
December 31, 2017	432	$9.61	to	$10.20	$4,241	0.00%	1.30%	to	2.45%	-0.80%	to	0.38%
December 31, 2016	39	$9.69	to	$10.16	$387	0.00%	1.30%	to	2.45%	-0.58%	to	0.60%
December 31, 2015	71	$9.63	to	$10.10	$704	0.00%	1.30%	to	2.85%	-0.09%	to	1.52%
December 31, 2014	966	$9.64	to	$9.95	$9,468	0.00%	1.30%	to	2.85%	11.33%	to	13.12%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2018	231	$9.29	to	$11.98	$2,366	0.00%	0.55%	to	1.90%	-20.50%	to	-19.40%
December 31, 2017	193	$11.68	to	$14.89	$2,447	0.00%	0.55%	to	1.90%	32.39%	to	34.21%
December 31, 2016	66	$8.82	to	$11.12	$635	0.00%	0.55%	to	1.90%	11.22%	to	12.74%
December 31, 2015	31	$7.93	to	$8.27	$251	0.00%	0.55%	to	1.90%	-17.13%	to	-15.99%
December 31, 2014	15	$9.57	to	$9.85	$150	0.00%	0.55%	to	1.90%	-4.97%	to	-2.14%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2018	770	$13.08	to	$16.26	$11,691	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	931	$13.85	to	$17.16	$15,029	0.00%	0.55%	to	2.85%	15.04%	to	17.75%
December 31, 2016	1,026	$11.80	to	$14.58	$14,260	0.00%	0.55%	to	2.85%	11.63%	to	14.26%
December 31, 2015	440	$10.36	to	$12.76	$5,391	0.00%	0.55%	to	2.70%	-6.18%	to	7.54%
December 31, 2014	411	$11.06	to	$13.30	$5,342	0.00%	0.55%	to	2.70%	9.84%	to	12.98%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2018	137,940	$10.41	to	$10.92	$1,436,314	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	113,950	$11.24	to	$11.70	$1,281,280	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	96,517	$10.54	to	$10.88	$1,017,452	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	60,419	$9.86	to	$10.10	$596,025	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%
December 31, 2014	34,124	$10.37	to	$10.53	$354,014	0.00%	1.10%	to	1.90%	9.06%	to	9.95%

	AST AQR Large-Cap Portfolio
December 31, 2018	115	$12.48	to	$16.31	$1,755	0.00%	0.55%	to	1.95%	-9.94%	to	-8.64%
December 31, 2017	86	$13.70	to	$17.85	$1,466	0.00%	0.55%	to	1.95%	19.76%	to	21.46%
December 31, 2016	64	$11.32	to	$14.70	$907	0.00%	0.55%	to	1.90%	8.60%	to	10.09%
December 31, 2015	27	$10.32	to	$13.35	$355	0.00%	0.55%	to	1.90%	-0.21%	to	7.26%
December 31, 2014	35	$11.16	to	$13.20	$456	0.00%	0.55%	to	1.85%	11.08%	to	12.55%

	AST QMA Large-Cap Portfolio
December 31, 2018	75	$12.76	to	$16.74	$1,197	0.00%	0.55%	to	1.95%	-8.97%	to	-7.66%
December 31, 2017	63	$13.85	to	$18.13	$1,090	0.00%	0.55%	to	1.95%	19.05%	to	20.74%
December 31, 2016	48	$11.49	to	$15.01	$698	0.00%	0.55%	to	1.95%	8.70%	to	10.25%
December 31, 2015	24	$10.44	to	$13.62	$311	0.00%	0.55%	to	1.90%	-0.39%	to	8.62%
December 31, 2014	13	$11.17	to	$13.48	$170	0.00%	0.55%	to	1.50%	11.23%	to	14.61%

	AST Bond Portfolio 2025 (Available January 2, 2014)
December 31, 2018	227	$10.52	to	$11.05	$2,469	0.00%	1.90%	to	2.85%	-3.58%	to	-2.63%
December 31, 2017	28	$10.91	to	$11.16	$303	0.00%	2.30%	to	2.85%	-1.07%	to	-0.51%
December 31, 2016	44	$11.03	to	$11.57	$484	0.00%	1.30%	to	2.85%	-0.44%	to	1.16%
December 31, 2015	2,806	$11.08	to	$11.44	$31,560	0.00%	1.30%	to	2.85%	-0.91%	to	0.69%
December 31, 2014	288	$11.20	to	$11.36	$3,246	0.00%	1.30%	to	2.70%	11.99%	to	13.62%

	AST T. Rowe Price Growth Opportunities Portfolio (Available February 10, 2014)
December 31, 2018	10,900	$11.53	to	$12.36	$128,786	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	8,173	$12.74	to	$13.46	$105,998	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	5,808	$10.79	to	$11.24	$63,454	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	3,680	$10.43	to	$10.72	$38,695	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%
December 31, 2014	1,715	$10.48	to	$10.62	$18,044	0.00%	0.55%	to	1.95%	4.85%	to	6.18%

	AST Goldman Sachs Global Growth Allocation Portfolio (Available April 28, 2014)
December 31, 2018	369	$10.94	to	$11.09	$4,089	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	345	$12.19	to	$12.32	$4,243	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	310	$10.53	to	$10.62	$3,290	0.00%	0.55%	to	0.86%	4.79%	to	5.11%
December 31, 2015	276	$10.05	to	$10.12	$2,782	0.00%	0.55%	to	0.83%	-1.79%	to	4.89%
December 31, 2014	82	$10.23	to	$10.25	$837	0.00%	0.55%	to	0.83%	2.32%	to	2.52%

A103

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Diversified Real Growth Portfolio (Available April 28, 2014)
December 31, 2018	563	$11.60	to	$12.10	$6,668	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	528	$12.60	to	$13.14	$6,781	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	503	$10.71	to	$11.16	$5,491	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	430	$10.07	to	$10.28	$4,400	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%
December 31, 2014	159	$10.34	to	$10.36	$1,649	0.00%	0.55%	to	0.83%	3.41%	to	3.61%

	AST Prudential Flexible Multi-Strategy Portfolio (Available April 28, 2014)
December 31, 2018	1,077	$11.40	to	$12.12	$12,900	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	922	$12.30	to	$13.04	$11,889	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	761	$10.61	to	$11.21	$8,453	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	540	$9.96	to	$10.49	$5,627	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%
December 31, 2014	104	$10.53	to	$10.55	$1,101	0.00%	0.55%	to	0.83%	5.30%	to	5.51%

	AST BlackRock Multi-Asset Income Portfolio (Available April 28, 2014) (Expired April 27, 2018)
December 31, 2018	—	$10.41	to	$11.18	$—	0.00%	0.55%	to	0.86%	-1.22%	to	-1.12%
December 31, 2017	633	$10.54	to	$11.32	$6,791	0.00%	0.55%	to	0.86%	5.04%	to	5.36%
December 31, 2016	576	$10.03	to	$10.47	$5,863	0.00%	0.55%	to	0.86%	5.96%	to	6.29%
December 31, 2015	494	$9.47	to	$9.87	$4,724	0.00%	0.55%	to	0.86%	-4.89%	to	0.26%
December 31, 2014	100	$9.95	to	$9.97	$995	0.00%	0.55%	to	0.83%	-0.46%	to	-0.27%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (Available April 28, 2014)
December 31, 2018	297	$9.44	to	$10.13	$2,845	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	299	$10.05	to	$10.79	$3,041	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	284	$9.42	to	$10.11	$2,702	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	183	$9.26	to	$9.95	$1,707	0.00%	0.55%	to	0.73%	-4.35%	to	0.93%
December 31, 2014	44	$9.68	to	$9.69	$430	0.00%	0.55%	to	0.68%	-3.15%	to	-3.06%

	AST Managed Equity Portfolio (Available April 28, 2014)
December 31, 2018	269	$11.23	to	$11.39	$3,054	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	273	$12.89	to	$13.03	$3,559	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	213	$10.47	to	$10.55	$2,245	0.00%	0.55%	to	0.86%	4.30%	to	4.63%
December 31, 2015	135	$10.04	to	$10.09	$1,362	0.00%	0.55%	to	0.73%	-2.12%	to	4.46%
December 31, 2014	27	$10.28	to	$10.29	$274	0.00%	0.55%	to	0.68%	2.82%	to	2.92%

	AST Managed Fixed Income Portfolio (Available April 28, 2014)
December 31, 2018	581	$10.17	to	$10.30	$5,966	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	519	$10.34	to	$10.45	$5,409	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	444	$10.03	to	$10.12	$4,487	0.00%	0.55%	to	0.86%	2.64%	to	2.96%
December 31, 2015	264	$9.77	to	$9.84	$2,594	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%
December 31, 2014	123	$10.01	to	$10.03	$1,230	0.00%	0.55%	to	0.83%	0.13%	to	0.33%

	AST FQ Absolute Return Currency Portfolio (Available April 28, 2014)
December 31, 2018	51	$9.40	to	$10.40	$486	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	52	$10.01	to	$11.08	$529	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	43	$10.39	to	$11.51	$454	0.00%	0.55%	to	0.86%	14.14%	to	14.49%
December 31, 2015	17	$9.08	to	$10.07	$155	0.00%	0.55%	to	0.86%	-6.38%	to	-3.25%
December 31, 2014	4	$9.70	to	$9.71	$40	0.00%	0.55%	to	0.68%	-2.95%	to	-2.86%

	AST Jennison Global Infrastructure Portfolio (Available April 28, 2014)
December 31, 2018	153	$10.66	to	$10.73	$1,645	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	143	$11.74	to	$11.81	$1,683	0.00%	0.55%	to	0.73%	17.99%	to	18.20%
December 31, 2016	106	$9.95	to	$10.01	$1,054	0.00%	0.55%	to	0.73%	7.32%	to	7.52%
December 31, 2015	54	$9.26	to	$9.28	$505	0.00%	0.55%	to	0.68%	-10.95%	to	-10.83%
December 31, 2014	7	$10.40	to	$10.41	$68	0.00%	0.55%	to	0.68%	4.02%	to	4.11%

	AST PIMCO Dynamic Bond Portfolio (Available April 28, 2014)
December 31, 2018	115	$9.29	to	$9.69	$1,085	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	83	$9.38	to	$9.79	$788	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	64	$9.47	to	$9.89	$619	0.00%	0.55%	to	0.86%	0.18%	to	0.49%
December 31, 2015	20	$9.44	to	$9.86	$185	0.00%	0.55%	to	0.73%	-2.92%	to	-0.98%
December 31, 2014	9	$9.72	to	$9.73	$91	0.00%	0.55%	to	0.68%	-2.75%	to	-2.66%

A104

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Legg Mason Diversified Growth Portfolio (Available November 24, 2014)
December 31, 2018	3,258	$10.66	to	$11.30	$35,438	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	3,031	$11.59	to	$12.00	$35,642	0.00%	0.85%	to	1.95%	12.38%	to	13.63%
December 31, 2016	1,809	$10.31	to	$10.63	$18,833	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	789	$9.66	to	$9.78	$7,654	0.00%	0.85%	to	1.95%	-2.84%	to	-1.75%
December 31, 2014	5	$9.94	to	$9.94	$49	0.00%	1.45%	to	1.45%	-0.55%	to	-0.55%

	AST Bond Portfolio 2026 (Available January 2, 2015)
December 31, 2018	1,788	$9.33	to	$9.94	$17,164	0.00%	1.30%	to	2.85%	-3.88%	to	-2.32%
December 31, 2017	1,676	$9.70	to	$10.18	$16,629	0.00%	1.30%	to	2.85%	-0.49%	to	1.11%
December 31, 2016	2,384	$9.75	to	$10.07	$23,603	0.00%	1.30%	to	2.85%	-0.83%	to	0.77%
December 31, 2015	382	$9.83	to	$9.99	$3,786	0.00%	1.30%	to	2.85%	-1.68%	to	-0.10%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST AB Global Bond Portfolio (Available July 13, 2015)
December 31, 2018	171	$10.46	to	$10.70	$1,821	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	149	$10.51	to	$10.72	$1,596	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	120	$10.34	to	$10.51	$1,261	0.00%	0.55%	to	0.86%	4.26%	to	4.58%
December 31, 2015	30	$9.92	to	$10.05	$298	0.00%	0.55%	to	0.86%	-0.90%	to	0.54%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Goldman Sachs Global Income Portfolio (Available July 13, 2015)
December 31, 2018	49	$10.25	to	$10.48	$506	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	47	$10.37	to	$10.57	$495	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	21	$10.24	to	$10.41	$214	0.00%	0.55%	to	0.86%	2.56%	to	2.88%
December 31, 2015	4	$10.11	to	$10.11	$40	0.00%	0.55%	to	0.55%	1.14%	to	1.14%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Morgan Stanley Multi-Asset Portfolio (Available July 13, 2015)
December 31, 2018	40	$8.93	to	$9.02	$363	0.00%	0.55%	to	0.86%	-1.51%	to	-1.20%
December 31, 2017	20	$9.05	to	$9.14	$185	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	16	$9.11	to	$9.19	$148	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	3	$9.44	to	$9.44	$26	0.00%	0.55%	to	0.55%	-5.64%	to	-5.64%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Wellington Management Global Bond Portfolio (Available July 13, 2015)
December 31, 2018	65	$10.47	to	$10.81	$697	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	44	$10.28	to	$10.51	$456	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	32	$10.13	to	$10.32	$329	0.00%	0.55%	to	0.86%	1.79%	to	2.10%
December 31, 2015	19	$10.10	to	$10.10	$194	0.00%	0.55%	to	0.68%	0.98%	to	1.04%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Neuberger Berman Long/Short Portfolio (Available July 13, 2015)
December 31, 2018	175	$10.19	to	$10.49	$1,804	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	89	$11.00	to	$11.34	$995	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	70	$9.79	to	$10.09	$701	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	16	$9.54	to	$9.84	$157	0.00%	0.55%	to	0.73%	-4.61%	to	-0.05%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Wellington Management Real Total Return Portfolio (Available July 13, 2015)
December 31, 2018	43	$8.48	to	$8.78	$367	0.00%	0.55%	to	0.86%	-6.57%	to	-6.28%
December 31, 2017	31	$9.06	to	$9.38	$285	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	28	$8.99	to	$9.32	$257	0.00%	0.55%	to	0.86%	-4.44%	to	-4.14%
December 31, 2015	7	$9.39	to	$9.40	$66	0.00%	0.55%	to	0.68%	-6.10%	to	-6.04%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST QMA International Core Equity Portfolio (Available July 13, 2015)
December 31, 2018	90	$9.66	to	$10.32	$886	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	66	$11.50	to	$12.29	$779	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	29	$9.29	to	$9.94	$278	0.00%	0.55%	to	0.86%	-0.27%	to	0.04%
December 31, 2015	6	$9.31	to	$9.31	$57	0.00%	0.55%	to	0.55%	-7.60%	to	-7.60%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A105

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Managed Alternatives Portfolio (Available July 13, 2015)
December 31, 2018	203	$9.45	to	$9.58	$1,933	0.00%	0.55%	to	0.73%	-4.10%	to	-3.93%
December 31, 2017	164	$9.85	to	$9.99	$1,619	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	107	$9.67	to	$9.81	$1,040	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	57	$9.65	to	$9.79	$555	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Emerging Managers Diversified Portfolio (Available July 13, 2015)
December 31, 2018	73	$10.57	to	$10.84	$777	0.00%	0.55%	to	0.73%	-7.12%	to	-6.95%
December 31, 2017	82	$11.35	to	$11.68	$936	0.00%	0.55%	to	0.73%	13.47%	to	13.67%
December 31, 2016	40	$9.99	to	$10.29	$400	0.00%	0.55%	to	0.73%	2.74%	to	2.93%
December 31, 2015	12	$9.70	to	$10.01	$116	0.00%	0.55%	to	0.73%	-2.95%	to	2.05%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Columbia Adaptive Risk Allocation Portfolio (Available July 13, 2015)
December 31, 2018	134	$11.16	to	$11.45	$1,506	0.00%	0.55%	to	0.86%	-5.73%	to	-5.43%
December 31, 2017	112	$11.82	to	$12.13	$1,333	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	83	$10.46	to	$10.74	$868	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	39	$9.61	to	$9.87	$383	0.00%	0.55%	to	0.73%	-3.85%	to	0.79%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Blackrock Global Allocation V.I. Fund (Class III) (Available August 24, 2015)
December 31, 2018	495	$10.59	to	$10.70	$5,280	0.84%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	336	$11.55	to	$11.64	$3,900	1.35%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	308	$10.25	to	$10.29	$3,165	1.57%	0.55%	to	0.86%	2.92%	to	3.24%
December 31, 2015	143	$9.96	to	$9.97	$1,424	1.44%	0.55%	to	0.86%	1.58%	to	1.70%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (Available August 24, 2015)
December 31, 2018	195	$10.97	to	$11.08	$2,159	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	123	$11.64	to	$11.72	$1,434	3.85%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	106	$10.51	to	$10.55	$1,115	3.99%	0.55%	to	0.86%	5.29%	to	5.62%
December 31, 2015	54	$9.98	to	$9.99	$534	5.36%	0.55%	to	0.73%	2.00%	to	2.07%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2027 (Available January 4, 2016)
December 31, 2018	1,345	$9.35	to	$9.81	$12,857	0.00%	1.30%	to	2.85%	-4.09%	to	-2.53%
December 31, 2017	1,311	$9.75	to	$10.07	$12,983	0.00%	1.30%	to	2.85%	-0.23%	to	1.37%
December 31, 2016	2,001	$9.77	to	$9.93	$19,710	0.00%	1.30%	to	2.85%	-2.26%	to	-0.69%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (Available August 5, 2016)
December 31, 2018	35	$10.91	to	$11.00	$378	0.35%	1.40%	to	1.75%	-19.13%	to	-18.85%
December 31, 2017	34	$13.49	to	$13.55	$462	0.89%	1.40%	to	1.75%	38.68%	to	39.15%
December 31, 2016	46	$9.73	to	$9.74	$445	0.80%	1.40%	to	1.75%	-3.95%	to	-3.81%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (Available January 3, 2017)
December 31, 2018	510	$9.52	to	$9.72	$4,901	0.00%	1.50%	to	2.45%	-4.47%	to	-3.51%
December 31, 2017	5	$9.97	to	$9.97	$46	0.00%	2.45%	to	2.45%	-0.30%	to	-0.30%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (Available January 2, 2018)
December 31, 2018	16	$9.60	to	$9.65	$150	0.00%	1.90%	to	2.45%	-4.02%	to	-3.48%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A106

Note 7:	Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST American Funds Growth Allocation Portfolio (Available April 30, 2018)
December 31, 2018	2,482	$9.42	to	$9.51	$23,479	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2018 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life of New Jersey. The daily mortality and expense risk charges are assessed through the reduction in unit values.

B.	Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

The following are the base and maximum combined mortality and expense risk, and administration charges of the respective Contracts.

A107

Note 8:	Charges and Expenses (Continued)

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential Premier Advisor Variable Annuity Series	0.55%	1.55%
Prudential Premier Investment Variable Annuity B Series	0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.30%
Prudential Premier Retirement Variable Annuity C Series	1.30%	2.75%
Prudential Premier Retirement Variable Annuity L Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity X Series	1.30%	2.85%
Prudential Premier Variable Annuity B Series	1.15%	2.15%
Prudential Premier Variable Annuity Bb Series	0.95%	1.95%
Prudential Premier Variable Annuity L Series	1.50%	2.50%
Prudential Premier Variable Annuity X Series	1.55%	2.55%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.45%
Strategic Partners FlexElite 2	1.65%	2.50%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.35%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.35%

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit, Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven Plus, and Spousal Highest Daily Lifetime Seven Plus with Beneficiary

A108

Note 8:	Charges and Expenses (Continued)

Income Option, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

Note 9:	Other

Accumulation units—this is the basic valuation unit used to calculate the contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments—represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments-represent a transfer to the general account at the time of contract annuitization to establish the fixed payout account from which future annuity payments are distributed under the terms of the Contracts.

Surrenders, withdrawals, and death benefits—are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option—are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions—amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges—are various Contract level charges as described in Charges and Expenses in Note 8, which are assessed through the redemptions of units.

A109

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Pruco Life Insurance Company of New Jersey and
the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	AST Goldman Sachs Multi-Asset Portfolio (1)
Prudential Diversified Bond Portfolio (1)	ProFund VP Consumer Services (1)
Prudential Equity Portfolio (Class I) (1)	ProFund VP Consumer Goods (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Financials (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Health Care (1)
Prudential Stock Index Portfolio (1)	ProFund VP Industrials (1)
Prudential Global Portfolio (1)	ProFund VP Mid-Cap Growth (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Mid-Cap Value (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Real Estate (1)
T. Rowe Price International Stock Portfolio (1)	ProFund VP Small-Cap Growth (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	ProFund VP Small-Cap Value (1)
Invesco V.I. Core Equity Fund (Series I) (1)	ProFund VP Telecommunications (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	ProFund VP Utilities (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Growth (1)
MFS® Research Series (Initial Class) (1)	ProFund VP Large-Cap Value (1)
MFS® Growth Series (Initial Class) (1)	AST Bond Portfolio 2020 (1)
American Century VP Value Fund (Class I) (1)	AST Jennison Large-Cap Growth Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST Bond Portfolio 2017 (3)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	AST Bond Portfolio 2021 (1)
Davis Value Portfolio (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST Bond Portfolio 2022 (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Quantitative Modeling Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
AST Goldman Sachs Large-Cap Value Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST Bond Portfolio 2023 (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST New Discovery Asset Allocation Portfolio (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
AST High Yield Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Bond Portfolio 2024 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)
AST Small-Cap Value Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)

A110

AST Goldman Sachs Mid-Cap Growth Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST Lord Abbett Core Fixed Income Portfolio (2)	AST QMA Large-Cap Portfolio (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Bond Portfolio 2025 (1)
AST MFS Growth Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST BlackRock Low Duration Bond Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST QMA US Equity Alpha Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST BlackRock Multi-Asset Income Portfolio (4)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Managed Equity Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST PIMCO Dynamic Bond Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Bond Portfolio 2026 (1)
AST Preservation Asset Allocation Portfolio (1)	AST AB Global Bond Portfolio (1)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	AST Goldman Sachs Global Income Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Morgan Stanley Multi-Asset Portfolio (1)
AST Advanced Strategies Portfolio (1)	AST Wellington Management Global Bond Portfolio (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (1)
AST Government Money Market Portfolio (1)	AST Wellington Management Real Total Return Portfolio (1)
AST Small-Cap Growth Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	AST Managed Alternatives Portfolio (1)
AST International Value Portfolio (1)	AST Emerging Managers Diversified Portfolio (1)
AST International Growth Portfolio (1)	AST Columbia Adaptive Risk Allocation Portfolio (1)
AST Investment Grade Bond Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST Western Asset Core Plus Bond Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST Bond Portfolio 2018 (1)	AST Bond Portfolio 2027 (1)
AST Bond Portfolio 2019 (1)	NVIT Emerging Markets Fund (Class D) (1)
AST Global Real Estate Portfolio (1)	AST Bond Portfolio 2028 (5)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Bond Portfolio 2029 (6)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST American Funds Growth Allocation Portfolio (7)
AST RCM World Trends Portfolio (1)
AST J.P. Morgan Global Thematic Portfolio (1)
(1) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the years ended December 31, 2018 and 2017.

(2) Statement of net assets as of September 14, 2018 (date of expiration), statement of operations for the period January 1, 2018 through September 14, 2018, and statement of changes in net assets for the period January 1, 2018 through September 14, 2018 and the year ended December 31, 2017.

(3) Statement of net assets as of January 2, 2018 (date of expiration), statement of operations for the period January 1, 2018 through January 2, 2018, and statement of changes in net assets for the period January 1, 2018 through January 2, 2018 and the year ended December 31, 2017.

(4) Statement of net assets as of April 27, 2018 (date of expiration), statement of operations for the period January 1, 2018 through April 27, 2018, and statement of changes in net assets for the period January 1, 2018 through April 27, 2018 and the year ended December 31, 2017.

(5) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period January 3, 2017 (commencement of operations) through December 31, 2017.

(6) Statement of net assets as of December 31, 2018, and statement of operations and statement of changes in net assets for the period January 2, 2018 (commencement of operations) through December 31, 2018.

(7) Statement of net assets as of December 31, 2018, and statement of operations and statement of changes in net assets for the period April 30, 2018 (commencement of operations) through December 31, 2018.

A111

Basis for Opinions

These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 8, 2019

We have served as the auditor of one or more of the subaccounts in Pruco Life of New Jersey Flexible Premium Variable Annuity Account since 1996.

A112

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company of New Jersey (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2018, of the Company’s internal control over financial reporting, based on the framework established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2018.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 7, 2019

Pruco Life Insurance Company of New Jersey
Statements of Financial Position
As of December 31, 2018 and 2017 (in thousands, except share amounts)

	December 31, 2018	December 31, 2017
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2018–$1,297,892 ; 2017–$1,204,166)	$1,277,824	$1,261,237
Fixed maturities, trading, at fair value (amortized cost: 2018–$7,446; 2017–$7,446)(1)	$5,770	$6,643
Equity securities, at fair value (cost: 2018–$8,136 ; 2017–$8,114)(1)	9,870	10,842
Policy loans	206,448	193,244
Commercial mortgage and other loans	118,636	121,796
Other invested assets (includes $10,673 and $726 measured at fair value at December 31, 2018 and December 31, 2017, respectively)(1)	58,413	46,803
Total investments	1,676,961	1,640,565
Cash and cash equivalents	70,441	44,618
Deferred policy acquisition costs	165,478	145,451
Accrued investment income	17,764	16,580
Reinsurance recoverables	2,723,518	2,480,848
Receivables from parent and affiliates	40,388	43,051
Income taxes receivable	19,134	0
Other assets	23,973	27,328
Separate account assets	13,382,345	14,245,159
TOTAL ASSETS	$18,120,002	$18,643,600
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances	$2,314,958	$2,083,582
Future policy benefits	1,820,092	1,707,184
Cash collateral for loaned securities	2,702	15,208
Income taxes payable	0	241
Payables to parent and affiliates	20,413	22,236
Other liabilities	134,771	103,632
Separate account liabilities	13,382,345	14,245,159
Total liabilities	$17,675,281	$18,177,242
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($5 par value; 400,000 shares authorized; issued and outstanding)	2,000	2,000
Additional paid-in capital	213,261	211,961
Retained earnings	243,827	218,067
Accumulated other comprehensive income	(14,367)	34,330
Total equity	444,721	466,358
TOTAL LIABILITIES AND EQUITY	$18,120,002	$18,643,600
(1) Prior period amounts have been reclassified to conform to current period presentation. See "Adoption of ASU 2016-01" in Note 2 for details.
See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Operations and Comprehensive Income
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
REVENUES
Premiums	$13,007	$13,967	$(34,675)
Policy charges and fee income	62,567	44,203	66,546
Net investment income	67,811	66,651	72,025
Asset administration fees	5,356	9,075	14,358
Other income	1,004	4,111	2,404
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(125)	(80)	0
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	0	0	0
Other realized investment gains (losses), net	(9,148)	(13,958)	88,428
Total realized investment gains (losses), net	(9,273)	(14,038)	88,428
Total revenues	140,472	123,969	209,086
BENEFITS AND EXPENSES
Policyholders’ benefits	19,829	12,255	1,985
Interest credited to policyholders’ account balances	35,936	32,959	43,928
Amortization of deferred policy acquisition costs	15,972	12,538	47,227
General, administrative and other expenses	37,507	36,898	22,511
Total benefits and expenses	109,244	94,650	115,651
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	31,228	29,319	93,435
Total income tax expense (benefit)	(53)	(5,938)	14,235
NET INCOME (LOSS)	$31,281	$35,257	$79,200
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(1,187)	43	(1)
Net unrealized investment gains (losses)	(67,692)	32,210	586
Total	(68,879)	32,253	585
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(14,464)	10,084	205
Other comprehensive income (loss), net of tax	(54,415)	22,169	380
Comprehensive income (loss)	$(23,134)	$57,426	$79,580

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Equity
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2015	$2,000	$208,314	$444,514	$11,781	$666,609
Contributed capital		1,300			1,300
Dividend to parent			(240,904)		(240,904)
Contributed (distributed) capital- parent/child asset transfers		172			172
Comprehensive income:
Net income (loss)			79,200		79,200
Other comprehensive income (loss), net of tax				380	380
Total comprehensive income (loss)					79,580
Balance, December 31, 2016	$2,000	$209,786	$282,810	$12,161	$506,757
Contributed capital		1,300			1,300
Dividend to parent			(100,000)		(100,000)
Contributed (distributed) capital- parent/child asset transfers		875			875
Comprehensive income:
Net income (loss)			35,257		35,257
Other comprehensive income (loss), net of tax				22,169	22,169
Total comprehensive income (loss)					57,426
Balance, December 31, 2017	$2,000	$211,961	$218,067	$34,330	$466,358
Cumulative effect of adoption of ASU 2016-01			372	(175)	197
Cumulative effect of adoption of ASU 2018-02			(5,893)	5,893	0
Contributed capital		1,300			1,300
Dividend to parent
Comprehensive income:
Net income (loss)			31,281		31,281
Other comprehensive income (loss), net of tax				(54,415)	(54,415)
Total comprehensive income (loss)					(23,134)
Balance, December 31, 2018	$2,000	$213,261	$243,827	$(14,367)	$444,721

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Cash Flows
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$31,281	$35,257	$79,200
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(21,780)	(9,816)	29,552
Interest credited to policyholders’ account balances	35,936	32,959	43,928
Realized investment (gains) losses, net	9,273	14,038	(88,428)
Amortization and other non-cash items	(7,850)	(10,893)	(15,720)
Change in:
Future policy benefits	201,654	192,407	183,130
Reinsurance recoverables	(209,954)	(194,653)	(176,279)
Accrued investment income	(1,184)	(751)	815
Net payables to/receivables from parent and affiliates	856	2,978	(216)
Deferred policy acquisition costs	(14,771)	(12,060)	17,274
Income taxes	(4,963)	(6,323)	(1,658)
Derivatives, net	(4,777)	7,191	(2,216)
Other, net	21,047	(1,314)	(5,433)
Cash flows from (used in) operating activities	34,768	49,020	63,949
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	73,692	191,284	311,143
Fixed maturities, trading(1)	0	0	527
Equity securities(1)	1,939	5	11,139
Policy loans	23,009	21,743	22,090
Ceded policy loans	(1,990)	(2,015)	(1,437)
Short-term investments	0	32,985	25,130
Commercial mortgage and other loans	4,209	55,580	42,051
Other invested assets(1)	2,502	2,875	2,165
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(167,311)	(263,909)	(596,327)
Fixed maturities, trading(1)	0	0	0
Equity securities(1)	(2,002)	(2,000)	(2,000)
Policy loans	(28,537)	(20,053)	(17,496)
Ceded policy loans	2,734	2,461	3,114
Short-term investments	0	(21,981)	(35,419)
Commercial mortgage and other loans	(1,595)	(15,623)	(14,247)
Other invested assets(1)	(7,186)	(4,444)	(1,102)
Notes receivable from parent and affiliates, net	455	331	2,318
Derivatives, net	161	213	3,895
Other, net	(282)	(402)	0
Cash flows from (used in) investing activities	(100,202)	(22,950)	(244,456)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	555,153	503,455	437,936
Ceded policyholders’ account deposits	(337,536)	(332,727)	(278,102)
Policyholders’ account withdrawals	(311,159)	(268,989)	(206,474)
Ceded policyholders’ account withdrawals	187,237	155,696	95,896
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(12,505)	153	12,024
Dividend to parent	0	(100,000)	0
Contributed capital	0	0	15,515
Contributed (distributed) capital - parent/child asset transfers	0	1,347	267
Drafts outstanding	10,067	2,629	(308)
Cash flows from (used in) financing activities	91,257	(38,436)	76,754
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	25,823	(12,366)	(103,753)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	44,618	56,984	160,737
CASH AND CASH EQUIVALENTS, END OF YEAR	$70,441	$44,618	$56,984
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$4,910	$346	$15,844
Interest paid	$5	$3	$1,128
(1) Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.
Significant Non-Cash Transactions
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements
1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company of New Jersey (“PLNJ”) is a wholly-owned subsidiary of Pruco Life Insurance Company (“Pruco Life”), which in turn is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”). Prudential Insurance is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only, and sells such products primarily through affiliated and unaffiliated distributors.
PLNJ had one subsidiary, formed in 2009 for the purpose of holding certain commercial loans and other investments which ceased operations and was dissolved as of December 31, 2018. Financial information for 2017 and 2016 is shown on a consolidated basis.
Variable Annuities Recapture
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Reinsurance, Ltd. ("Pruco Re") and Pruco Life. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Pruco Life. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business. The product risks related to the reinsured business are being managed in Prudential Insurance. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within Prudential Insurance. These series of transactions are collectively referred to as the "Variable Annuities Recapture".
As part of the Variable Annuities Recapture, the Company received invested assets of $0.4 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $0.5 billion. As a result, the Company recognized a loss of $0.1 billion immediately.
As part of the Variable Annuities Recapture, the Company transferred invested assets of $0.7 billion to Prudential Insurance and established reinsurance recoverables of $1 billion. In addition, the Company received ceding commissions of $0.4 billion from Prudential Insurance, of which $0.1 billion were in the form of reassignment of debt to Prudential Insurance. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $23 million, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $0.3 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.
The Company also paid a dividend of $0.2 billion to Pruco Life, which was ultimately distributed to Prudential Financial.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The impact of these transactions on the Statements of Operations and Comprehensive Income (Loss) was as follows:

Day 1 Impact of the Variable Annuities Recapture(1)	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(48)	$(48)
Realized investment gains (losses), net	(137)	268	131
TOTAL REVENUES	(137)	220	83
BENEFITS AND EXPENSES
Policyholders' benefits	0	(26)	(26)
General, administrative and other expenses	0	(23)	(23)
TOTAL BENEFITS AND EXPENSES	0	(49)	(49)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(137)	269	132
Income tax expense (benefit)	(28)	55	27
NET INCOME (LOSS)	$(109)	$214	$105

(1)	Day 1 Significant Non-Cash Transactions:

•
Consideration transferred includes non-cash activities of $0.7 billion for asset transfers to Prudential Insurance related to the reinsurance transaction, partially offset by $0.4 billion of assets received related to the recapture transaction with Pruco Re.

•	The Company recognized ceding commissions of $0.4 billion of which $0.1 billion was in the form of reassignment of debt to Prudential Insurance.

•	Retained earnings includes dividends of $0.3 billion to Pruco Life, and ultimately distributed to Prudential Financial as part of the Variable Annuities Recapture.

Basis of Presentation
The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.
2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables, and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income (loss),” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income (loss),” and dividend income is reported in “Net investment income” on the ex-dividend date.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income”.
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Other invested assets consist of the Company’s non-coupon investments in Limited Partnerships and Limited Liability Companies ("LPs/LLCs")(other than operating joint ventures) and derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income (loss)”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income (loss)”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, an United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Deferred sales inducements represent various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the expected life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. There was no deferred sales inducements balance at December 31, 2018 and 2017. See Note 8 for additional information regarding sales inducements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 9.
Other assets consist primarily of premiums due and deferred loss on reinsurance with affiliates.
Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
LIABILITIES
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 7 for additional information regarding policyholders’ account balances.
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, or to borrow funds. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Other income (loss)”.
Income taxes liability primarily represents the net deferred tax liability and the Company’s estimated taxes payable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 8 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.
Other liabilities consist primarily of accrued expenses, reinsurance payables and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 8 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Derivatives are recorded either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net”.
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value" or "Equity securities, at fair value".
The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Pruco Life through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Pruco Life. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net”.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Accounting for Certain Reinsurance Contracts in the Individual Life business
In 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.
The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(10)
Decrease in Policyholders' benefits	10
Increase in Amortization of deferred policy acquisition costs	(2)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $13 million increase in "Other liabilities", a $9 million increase in "Reinsurance recoverables", a $4 million decrease in "Policyholders’ account balances" and a $2 million decrease in "Deferred policy acquisition costs".

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.

Adoption of ASU 2016-01

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available for sale” are to be reported in net income within “Other income” in the Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available for sale” were reported in AOCI.

The impacts of this ASU on the Company’s Financial Statements can be categorized as follows: (1) Changes to the presentation within the Statements of Financial Position; (2) Cumulative-effect Adjustment Upon Adoption; and (3) Changes to Accounting Policies. Each of these components is described below.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(1) Changes to the presentation within the Statements of Financial Position

Because of the fundamental accounting changes as described in section "(3) Changes to Accounting Policies" below, the Company determined that changes to the presentation of certain balances in the investment section of the Company’s Statements of Financial Position were also necessary to maintain clarity and logical presentation. The table below illustrates these changes by presenting the balances as previously reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 and the reclassifications that were made, along with a footnote explanation of each reclassification.

	December 31, 2017
	As previously reported	Reclassifications			As currently reported
Consolidated Statements of Financial Position Line Items		(1)	(2)	(3)
	(in thousands)
Fixed maturities, available-for-sale, at fair value	$1,261,237				$1,261,237
*Fixed maturities, trading, at fair value	0		6,643		6,643
~~Equity securities, available-for-sale, at fair value~~	3,414	(3,414)			0
*Equity securities, at fair value	0	3,414	7,428		10,842
~~Trading account assets, at fair value~~	14,071		(14,071)		0
Policy loans	193,244				193,244
Short-term investments	0				0
Commercial mortgage and other loans	121,796				121,796
~~Other long-term investments~~	46,803			(46,803)	0
*Other invested assets	0			46,803	46,803
Total investments	$1,640,565	$0	$0	$0	$1,640,565
* - New line item effective January 1, 2018.
~~Strikethrough~~ - Eliminated line item effective January 1, 2018.

(1)	Retitled “Equity securities, available-for-sale, at fair value” to “Equity securities, at fair value” as equity securities can no longer be described as available-for-sale.

(2)	Eliminated the line item “Trading account assets, at fair value” and reclassified each component to another line item.

(3)	Retitled “Other long-term investments” to “Other invested assets”.

(2) Cumulative-effect Adjustment Upon Adoption

The provisions of ASU 2016-01 require that the Company apply the amendments through a cumulative-effect adjustment to the Statements of Financial Position as of the beginning of the fiscal year of adoption. The following table illustrates the impact on the Company’s Statement of Financial Position as a result of recording this cumulative-effect adjustment on January 1, 2018.

Summary of ASU 2016-01 Transition Impacts on the Statement
of Financial Position upon Adoption on January 1, 2018

(in thousands)
Increase / (Decrease)
Other invested assets	$250
Total assets	$250
Income taxes payable	$53
Total liabilities	53
Accumulated other comprehensive income (loss)	(175)
Retained earnings	372
Total equity	197
Total liabilities and equity	$250

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(3) Changes to Accounting Policies

The narrative description of our significant accounting policies at the beginning of this Note reflects our policies as of December 31, 2018, including policies associated with the adoption of ASU 2016-01.

Other ASU adopted during the twelve months ended December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which included a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU did not have an impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU did not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU did not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss)
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.

The Company early adopted the ASU effective January 1, 2018 and elected to apply the ASU in the period of adoption subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $5.9 million. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).

ASU issued but not yet adopted as of December 31, 2018 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements. The ASU is effective January 1, 2021 (with early adoption permitted), and will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value with changes in value attributable to changes in an entity’s NPR to be recognized in OCI.
An entity will apply a retrospective transition method which will include a cumulative-effect adjustment on the balance sheet as of the earliest period presented.
Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., Guaranteed Minimum Death Benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

Other ASU issued but not yet adopted as of December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption.
However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary-impairment was recognized prior to the date of adoption. Early adoption is permitted
beginning January 1,
2019.
The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified
retrospective method (with early adoption
permitted) which will include a
cumulative-effect
adjustment on the
balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using
the modified
retrospective method (with early adoption
permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$15,388	$940	$0	$16,328	$0
Obligations of U.S. states and their political subdivisions	121,031	1,830	555	122,306	0
Foreign government bonds	68,720	96	3,522	65,294	0
U.S. corporate public securities	486,872	8,798	14,945	480,725	0
U.S. corporate private securities	231,953	1,935	7,522	226,366	0
Foreign corporate public securities	49,684	476	1,945	48,215	0
Foreign corporate private securities	149,611	736	5,584	144,763	0
Asset-backed securities(1)	22,352	1,040	41	23,351	(40)
Commercial mortgage-backed securities	147,464	915	3,173	145,206	0
Residential mortgage-backed securities(2)	4,817	460	7	5,270	(66)
Total fixed maturities, available-for-sale	$1,297,892	$17,226	$37,294	$1,277,824	$(106)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2017(4)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$17,831	$1,465	$0	$19,296	$0
Obligations of U.S. states and their political subdivisions	121,208	6,660	0	127,868	0
Foreign government bonds	29,489	377	161	29,705	0
U.S. corporate public securities	464,726	34,100	1,304	497,522	(45)
U.S. corporate private securities	235,957	7,063	930	242,090	0
Foreign corporate public securities	36,790	1,448	557	37,681	0
Foreign corporate private securities	143,608	6,991	891	149,708	0
Asset-backed securities(1)	26,539	1,275	0	27,814	(51)
Commercial mortgage-backed securities	118,818	1,883	1,174	119,527	0
Residential mortgage-backed securities(2)	9,200	826	0	10,026	(85)
Total fixed maturities, available-for-sale(4)	$1,204,166	$62,088	$5,017	$1,261,237	$(181)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.3 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(4)	Prior period amounts have been reclassified to conform to current period presentation.

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Obligations of U.S. states and their political subdivisions	$36,191	$356	$7,585	$199	$43,776	$555
Foreign government bonds	28,009	1,002	30,924	2,520	58,933	3,522
U.S. corporate public securities	182,958	7,696	124,396	7,249	307,354	14,945
U.S. corporate private securities	57,562	4,549	106,828	2,973	164,390	7,522
Foreign corporate public securities	20,062	695	16,791	1,250	36,853	1,945
Foreign corporate private securities	97,538	4,321	14,107	1,263	111,645	5,584
Asset-backed securities	7,762	41	0	0	7,762	41
Commercial mortgage-backed securities	26,453	163	61,338	3,010	87,791	3,173
Residential mortgage-backed securities	535	4	243	3	778	7
Total fixed maturities, available-for-sale	$457,070	$18,827	$362,212	$18,467	$819,282	$37,294

	December 31, 2017(1)
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Obligations of U.S. states and their political subdivisions	$0	$0	$0	$0	$0	$0
Foreign government bonds	3,354	42	6,210	119	9,564	161
U.S. corporate public securities	12,254	93	46,718	1,211	58,972	1,304
U.S. corporate private securities	42,607	608	14,034	322	56,641	930
Foreign corporate public securities	5,565	27	7,369	530	12,934	557
Foreign corporate private securities	13,639	180	11,333	711	24,972	891
Asset-backed securities	0	0	0	0	0	0
Commercial mortgage-backed securities	12,774	56	44,627	1,118	57,401	1,174
Residential mortgage-backed securities	0	0	0	0	0	0
Total fixed maturities, available-for-sale	$90,193	$1,006	$130,291	$4,011	$220,484	$5,017

(1)	Prior period amounts have been reclassified to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

As of December 31, 2018 and 2017, the gross unrealized losses on fixed maturity securities were composed of $31.0 million and $4.2 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $6.3 million and $0.8 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2018, the $18.5 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company's corporate securities within the finance, utility and consumer non-cyclical sectors. As of December 31, 2017, the $4.0 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company's corporate securities within the finance and technology sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2018 or 2017. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2018, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2018
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$19,983	$20,157
Due after one year through five years	158,450	153,748
Due after five years through ten years	292,180	283,399
Due after ten years	652,646	646,693
Asset-backed securities	22,352	23,351
Commercial mortgage-backed securities	147,464	145,206
Residential mortgage-backed securities	4,817	5,270
Total fixed maturities, available-for-sale	$1,297,892	$1,277,824
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$3,530	$103,740	$189,999
Proceeds from maturities/prepayments	70,152	87,544	81,157
Gross investment gains from sales and maturities	172	88	(235)
Gross investment losses from sales and maturities	(219)	(989)	(1,135)
OTTI recognized in earnings(2)	(125)	(80)	0

(1)	Includes $0.0 million, $0.0 million and $0.0 million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2018	2017
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$561	$562
New credit loss impairments	0	0
Additional credit loss impairments on securities previously impaired	0	0
Increases due to the passage of time on previously recorded credit losses	30	38
Reductions for securities which matured, paid down, prepaid or were sold during the period	(412)	(37)
Reductions for securities impaired to fair value during the period(1)	0	0
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	0	(2)
Assets transferred to parent and affiliates	0	0
Balance, end of period	$179	$561

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Equity Securities

The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income (loss),” was $(1.0) million during the year ended December 31, 2018. The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within "Other comprehensive income (loss)," was $0.2 million and $1.2 million during the years ended December 31, 2017 and 2016, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2018		December 31, 2017
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$41,775	35.2%	$44,405	36.4%
Hospitality	9,988	8.4	10,263	8.4
Industrial	12,264	10.3	10,924	9.0
Office	16,930	14.3	17,738	14.5
Other	19,024	16.0	19,154	15.7
Retail	13,838	11.6	14,180	11.6
Total commercial mortgage loans	113,819	95.8	116,664	95.6
Agricultural property loans	4,968	4.2	5,312	4.4
Total commercial mortgage and agricultural property loans by property type	118,787	100.0%	121,976	100.0%
Allowance for credit losses	(151)		(180)
Total commercial mortgage and other loans	$118,636		$121,796
As of December 31, 2018, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in Illinois (17%), New York (14%) and Texas (10%)) and included loans secured by properties in Europe (8%).

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2015	$425	$3	$428
Addition to (release of) allowance for credit losses	(218)	(1)	(219)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2016	$207	$2	$209
Addition to (release of) allowance for credit losses	(28)	(1)	(29)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	$179	$1	$180
Addition to (release of) allowance for credit losses	(29)	0	(29)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$150	$1	$151
The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	150	1	151
Total ending balance(1)	$150	$1	$151
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	113,819	4,968	118,787
Total ending balance(1)	$113,819	$4,968	$118,787

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	179	1	180
Total ending balance(1)	$179	$1	$180
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	116,664	5,312	121,976
Total ending balance(1)	$116,664	$5,312	$121,976

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$88,427	$1,210	$0	$89,637
60%-69.99%	19,975	5,513	0	25,488
70%-79.99%	2,102	1,560	0	3,662
80% or greater	0	0	0	0
Total commercial mortgage and agricultural property loans	$110,504	$8,283	$0	$118,787

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$83,304	$0	$0	$83,304
60%-69.99%	27,727	3,155	2,009	32,891
70%-79.99%	0	5,781	0	5,781
80% or greater	0	0	0	0
Total commercial mortgage and agricultural property loans	$111,031	$8,936	$2,009	$121,976

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$113,819	$0	$0	$0	$113,819	$0
Agricultural property loans	4,968	0	0	0	4,968	0
Total	$118,787	$0	$0	$0	$118,787	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$116,664	$0	$0	$0	$116,664	$0
Agricultural property loans	5,312	0	0	0	5,312	0
Total	$121,976	$0	$0	$0	$121,976	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

For the years ended December 31, 2018 and 2017, there were no commercial mortgage or other loans acquired, other than those through direct origination. For the year ended December 31, 2018, there were no commercial mortgage and other loans sold. For the year ended December 31, 2017, there were $42 million of commercial mortgage and other loans sold.

Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Company's investment in separate accounts	$3,008	$2,726
LPs/LLCs:
Equity method:
Private equity	15,081	12,350
Hedge funds	28,266	28,167
Real estate-related	1,385	1,112
Subtotal equity method	44,732	41,629
Fair value:
Private equity	920	1,141
Hedge funds	105	121
Real estate-related	1,856	1,186
Subtotal fair value(1)	2,881	2,448
Total LPs/LLCs	47,613	44,077
Derivative instruments	7,792	0
Total other invested assets(2)	$58,413	$46,803

(1)	As of December 31, 2017, $2.3 million was accounted for using the cost method.

(2)	Prior period amounts have been reclassified to conform to current period presentation. For additional information, see Note 2.

As of both December 31, 2018 and 2017, the Company had no significant equity method investments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale	$52,235	$48,232	$47,671
Fixed maturities, trading	322	306	372
Equity securities, at fair value	364	363	393
Commercial mortgage and other loans	5,006	6,088	8,325
Policy loans	11,071	10,618	10,482
Short-term investments and cash equivalents	655	457	606
Other invested assets	1,869	4,224	7,698
Gross investment income	71,522	70,288	75,547
Less: investment expenses	(3,711)	(3,637)	(3,522)
Net investment income(1)	$67,811	$66,651	$72,025

(1)	Prior period amounts have been reclassified to conform to current period presentation.

The carrying value of non-income producing assets included less than $1 million in available-for-sale fixed maturities, as of December 31, 2018. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2018.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities(1)	$(172)	$(981)	$(1,370)
Equity securities(2)	0	(1)	(954)
Commercial mortgage and other loans	29	29	219
LPs/LLCs	49	16	178
Derivatives	(9,178)	(13,098)	90,352
Short-term investments and cash equivalents	(1)	(3)	3
Realized investment gains (losses), net	$(9,273)	$(14,038)	$88,428

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

(2)	Effective January 1, 2018, realized gains (losses) on equity securities are recorded within "Other income (loss)."
Net Unrealized Gains (Losses) on Investments within AOCI
The following table below sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2018	2017	2016
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$143	$162	$147
Fixed maturity securities, available-for-sale—all other	(20,211)	56,909	13,183
Equity securities, available-for-sale(1)	0	270	21
Derivatives designated as cash flow hedges (2)	1,793	(5,036)	4,973
Affiliated notes	509	682	846
Other investments	145	(288)	(357)
Net unrealized gains (losses) on investments	$(17,621)	$52,699	$18,813

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Other income (loss).”

(2)	For more information on cash flow hedges, see Note 4.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2018 and 2017, the Company had no repurchase agreements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2018			December 31, 2017
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$0	$10,310	$10,310
Foreign government bonds	0	0	0	4,420	0	4,420
U.S. public corporate securities	437	0	437	0	0	0
Foreign public corporate securities	2,265	0	2,265	478	0	478
Total cash collateral for loaned securities(1)	$2,702	$0	$2,702	$4,898	$10,310	$15,208

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$2,640	$14,616
Total securities pledged	$2,640	$14,616
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$2,702	$15,208
Total liabilities supported by the pledged collateral	$2,702	$15,208
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2018 and 2017, the fair value of this collateral was $10 million and $43 million, respectively, none of which had either been sold or repledged.
As of December 31, 2018 and 2017, there were fixed maturities of $0.5 million and $0.5 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities), which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to these derivatives, the Company has entered into reinsurance agreements (previously reinsured to Pruco Re and Pruco Life) with an affiliate, Prudential Insurance, effective April 1, 2016. See Note 1 for additional information on the reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral, and NPR.

	December 31, 2018			December 31, 2017
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$119,611	$3,787	$(2,271)	$110,240	$1,320	$(6,869)
Total Qualifying Hedges	$119,611	$3,787	$(2,271)	$110,240	$1,320	$(6,869)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$59,075	$2,360	$0	$59,075	$3,766	$0
Credit
Credit Default Swaps	756	0	(9)	1,594	0	(96)
Currency/Interest Rate
Foreign Currency Swaps	16,815	2,364	(111)	22,237	1,748	(674)
Foreign Currency
Foreign Currency Forwards	1,460	21	0	1,888	0	(52)
Equity
Equity Options	281,400	2,616	(749)	152,800	8,125	(2,813)
Total Non-Qualifying Hedges	$359,506	$7,361	$(869)	$237,594	$13,639	$(3,635)
Total Derivatives (1)	$479,117	$11,148	$(3,140)	$347,834	$14,959	$(10,504)

(1)	Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks.
The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $489 million and $472 million as of December 31, 2018 and 2017, respectively. The fair value of the related reinsurance recoverables included in "Reinsurance recoverables" was an asset of $489 million and $472 million as of December 31, 2018 and 2017, respectively. See Note 9 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $2 million and $5 million as of December 31, 2018 and December 31, 2017, respectively. There were no related reinsurance recoverables at each respective period.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$11,148	$(3,355)	$7,793	$(7,307)	$486
Securities purchased under agreements to resell	10,000	0	10,000	(10,000)	0
Total Assets	$21,148	$(3,355)	$17,793	$(17,307)	$486
Offsetting of Financial Liabilities:
Derivatives(1)	$3,140	$(3,140)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$3,140	$(3,140)	$0	$0	$0

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$14,959	$(14,959)	$0		$0
Securities purchased under agreements to resell	43,000	0	43,000	(43,000)	0
Total Assets	$57,959	$(14,959)	$43,000	$(43,000)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$10,504	$(9,941)	$563	$0	$563
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$10,504	$(9,941)	$563	$0	$563

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.
The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2018
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$1,360	$638	$6,829
Total qualifying hedges	0	1,360	638	6,829
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(583)	0	0	0
Currency	98	0	0	0
Currency/Interest Rate	1,377	0	13	0
Credit	(2)	0	0	0
Equity	(3,793)	0	0	0
Embedded Derivatives	(6,275)	0	0	0
Total non-qualifying hedges	(9,178)	0	13	0
Total	$(9,178)	$1,360	$651	$6,829

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$814	$(873)	$(10,009)
Total cash flow hedges	0	814	(873)	(10,009)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	124	0	0	0
Currency	(106)	0	0	0
Currency/Interest Rate	(1,833)	0	(20)	0
Credit	(46)	0	0	0
Equity	3,497	0	0	0
Embedded Derivatives	(14,734)	0	0	0
Total non-qualifying hedges	(13,098)	0	(20)	0
Total	$(13,098)	$814	$(893)	$(10,009)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$258	$554	$(678)
Total cash flow hedges	0	258	554	(678)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	571	0	0	0
Currency	234	0	0	0
Currency/Interest Rate	2,028	0	17	0
Credit	(535)	0	0	0
Equity	786	0	0	0
Embedded Derivatives	87,268	0	0	0
Total non-qualifying hedges	90,352	0	17	0
Total	$90,352	$258	$571	$(678)

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2018, 2017 and 2016, the ineffective portion of derivatives accounted for using hedge accounting was de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2015	$5,651
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	1,534
Amount reclassified into current period earnings	(2,212)
Balance, December 31, 2016	4,973
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(10,136)
Amount reclassified into current period earnings	127
Balance, December 31, 2017	(5,036)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2018	8,522
Amount reclassified into current period earnings	(1,693)
Balance, December 31, 2018	$1,793

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2018 values, it is estimated that a pre-tax gain of $1.5 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2019, offset by amounts pertaining to the hedged items.
The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2018 and 2017.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $1 million and $2 million reported at fair value as a liability of $0 million and $0.1 million as of December 31, 2018 and 2017, respectively.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.

5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$16,328	$0	$0	$16,328
Obligations of U.S. states and their political subdivisions	0	122,306	0	0	122,306
Foreign government bonds	0	65,294	0	0	65,294
U.S. corporate public securities	0	480,725	0	0	480,725
U.S. corporate private securities	0	224,278	2,088	0	226,366
Foreign corporate public securities	0	48,215	0	0	48,215
Foreign corporate private securities	0	143,969	794	0	144,763
Asset-backed securities(2)	0	23,351	0	0	23,351
Commercial mortgage-backed securities	0	145,206	0	0	145,206
Residential mortgage-backed securities	0	5,270	0	0	5,270
Subtotal	0	1,274,942	2,882	0	1,277,824
Fixed maturities, trading	0	5,770	0	0	5,770
Equity securities	0	3,248	6,622	0	9,870
Cash equivalents	19,972	39,946	0	0	59,918
Other invested assets(3)	0	11,148	0	(3,355)	7,793
Reinsurance recoverables	0	0	488,825	0	488,825
Receivables from parent and affiliates	0	8,824	0	0	8,824
Subtotal excluding separate account assets	19,972	1,343,878	498,329	(3,355)	1,858,824
Separate account assets(4)(5)	0	11,648,322	0	0	11,648,322
Total assets	$19,972	$12,992,200	$498,329	$(3,355)	$13,507,146
Future policy benefits(6)	$0	$0	$488,825	$0	$488,825
Policyholders' account balances	0	0	1,949	0	1,949
Payables to parent and affiliates	0	3,140	0	(3,140)	0
Total liabilities	$0	$3,140	$490,774	$(3,140)	$490,774

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$19,296	$0	$0	$19,296
Obligations of U.S. states and their political subdivisions	0	127,868	0	0	127,868
Foreign government bonds	0	29,705	0	0	29,705
U.S. corporate public securities	0	497,522	0	0	497,522
U.S. corporate private securities	0	228,219	13,871	0	242,090
Foreign corporate public securities	0	37,681	0	0	37,681
Foreign corporate private securities	0	149,063	645	0	149,708
Asset-backed securities(2)	0	16,239	11,575	0	27,814
Commercial mortgage-backed securities	0	119,527	0	0	119,527
Residential mortgage-backed securities	0	10,026	0	0	10,026
Subtotal	0	1,235,146	26,091	0	1,261,237
Fixed maturities, trading(7)	0	6,643	0	0	6,643
Equity securities(7)	0	3,414	7,428	0	10,842
Cash equivalents	0	0	0	0	0
Other invested assets(3)(7)	0	14,959	0	(14,959)	0
Reinsurance recoverables	0	0	472,157	0	472,157
Receivables from parent and affiliates	0	9,377	0	0	9,377
Subtotal excluding separate account assets	0	1,269,539	505,676	(14,959)	1,760,256
Separate account assets(4)(5)	0	12,454,118	0	0	12,454,118
Total assets	$0	$13,723,657	$505,676	$(14,959)	$14,214,374
Future policy benefits(6)	$0	$0	$472,157	$0	$472,157
Policyholders' account balances	0	0	5,463	0	5,463
Payables to parent and affiliates	0	10,504	0	(9,941)	563
Total liabilities	$0	$10,504	$477,620	$(9,941)	$478,183

(1)
“Netting” amounts represent cash collateral of $0.2 million and $5.0 million as of December 31, 2018 and 2017, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2018 and 2017, the fair values of such investments were $2.9 million and $0.7 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Statements of Financial Position.

(5)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2018 and 2017, the fair value of such investments was $1,734 million and $1,791 million respectively.

(6)
As of December 31, 2018, the net embedded derivative liability position of $489 million includes $60 million of embedded derivatives in an asset position and $549 million of embedded derivatives in a liability position. As of December 31, 2017, the net embedded derivative liability position of $472 million includes $77 million of embedded derivatives in an asset position and $549 million of embedded derivatives in a liability position.

(7)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2018 and 2017, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs, and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter-Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Policyholders' Account Balances – The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described under "Derivative Instruments".
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$2,882	Discounted cash flow	Discount rate	7.00%	16.33%	9.93%	Decrease
Reinsurance recoverables	$488,825	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$488,825	Discounted cash flow	Lapse rate(4)	1%	13%		Decrease
			Spread over LIBOR(5)	0.36%	1.60%		Decrease
			Utilization rate(6)	50%	97%		Increase
			Withdrawal rate	See table footnote (7) below.
			Mortality rate(8)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$14,516	Discounted cash flow	Discount rate	5.06%	22.23%	7.53%	Decrease
Reinsurance recoverables	$472,157	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$472,157	Discounted cash flow	Lapse rate(4)	1%	12%		Decrease
			Spread over LIBOR(5)	0.12%	1.10%		Decrease
			Utilization rate(6)	52%	97%		Increase
			Withdrawal rate	See table footnote (7) below.
			Mortality rate(8)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities available-for-sale.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(3)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(4)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(5)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(6)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(7)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2018 and 2017, the minimum withdrawal rate assumption is 78% and the maximum withdrawal assumption rate may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(8)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate. During the second quarter of 2018, $5 million of investments in collateralized loan obligations (“CLOs”) reported as “Asset-backed securities” were transferred from Level 3 to Level 2 as market activity, liquidity and overall observability of valuation inputs of CLOs have increased.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$14,516	$(2,881)	$555	$(45)	$0	$(9,263)	$0	$0	$0	$2,882	$0
Structured securities(4)	11,575	(28)	9,797	(196)	0	(2,693)	0	196	(18,651)	0	0
Other assets:
Equity securities	7,428	(806)	0	0	0	0	0	0	0	6,622	(806)
Reinsurance recoverables	472,157	(70,180)	86,848	0	0	0	0	0	0	488,825	(54,376)
Receivables from parent and affiliates	0	(18)	0	0	0	0	0	6,047	(6,029)	0	0
Liabilities:
Future policy benefits	(472,157)	70,180	0	0	(86,848)	0	0	0	0	(488,825)	54,376
Policyholders' account balances	(5,463)	3,567	0	0	0	(53)	0	0	0	(1,949)	3,567

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$160	$0	$(3,222)	$153	$0	$0
Other assets:
Equity securities	0	(806)	0	0	0	(806)
Reinsurance recoverables	(70,180)	0	0	0	(54,376)	0
Receivables from parent and affiliates	0	0	(18)	0	0	0
Liabilities:
Future policy benefits	70,180	0	0	0	54,376	0
Policyholders' account balances	3,567	0	0	0	3,567	0

	Year Ended December 31, 2017(6)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$15,489	$202	$1,483	$(767)	$0	$(202)	$(10)	$521	$(2,200)	$14,516	$(62)
Structured securities(4)	2,328	49	5,543	0	0	(9,010)	0	16,657	(3,992)	11,575	0
Other assets:
Equity securities(5)	6,721	696	0	0	0	0	11	0	0	7,428	696
Reinsurance recoverables	434,713	(44,680)	82,124	0	0	0	0	0	0	472,157	(31,829)
Receivables from parent and affiliates	5,993	0	0	0	0	0	0	0	(5,993)	0	0
Liabilities:
Future policy benefits	(434,713)	44,680	0	0	(82,124)	0	0	0	0	(472,157)	31,829
Policyholders' account balances	(2,298)	(3,421)	0	0	0	256	0	0	0	(5,463)	(3,421)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2017(6)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$5	$0	$81	$165	$(62)	$0
Other assets:
Equity securities(5)	0	696	0	0	0	696
Reinsurance recoverables	(44,680)	0	0	0	(31,829)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	44,680	0	0	0	31,829	0
Policyholders' account balances	(3,421)	0	0	0	(3,421)	0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2016, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2016.

	Year Ended December 31, 2016(6)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$38	$0	$321	$27	$0	$0
Other assets:
Equity securities(5)	0	(503)	0	0	0	(176)
Reinsurance recoverables	7,541	0	0	0	723,728	0
Receivables from parent and affiliates	(130)	0	105	0	0	0
Liabilities:
Future policy benefits	88,947	0	0	0	80,807	0
Policyholders' account balances	(890)	0	0	0	(890)	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(4)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities. Prior period amounts were aggregated to conform to current period presentation.

(5)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

(6)	Prior period amounts have been updated to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2018(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$119,659	$119,659	$118,636
Policy loans	0	0	206,448	206,448	206,448
Cash and cash equivalents	523	10,000	0	10,523	10,523
Accrued investment income	0	17,764	0	17,764	17,764
Receivables from parent and affiliates	0	31,564	0	31,564	31,564
Other assets	0	4,193	0	4,193	4,193
Total assets	$523	$63,521	$326,107	$390,151	$389,128
Liabilities:
Policyholders’ account balances - investment contracts	$0	$179,239	$40,349	$219,588	$220,553
Cash collateral for loaned securities	0	2,702	0	2,702	2,702
Payables to parent and affiliates	0	20,413	0	20,413	20,413
Other liabilities	0	58,357	0	58,357	58,357
Total liabilities	$0	$260,711	$40,349	$301,060	$302,025

	December 31, 2017(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$125,121	$125,121	$121,796
Policy loans	0	0	193,244	193,244	193,244
Cash and cash equivalents	1,618	43,000	0	44,618	44,618
Accrued investment income	0	16,580	0	16,580	16,580
Receivables from parent and affiliates	0	33,674	0	33,674	33,674
Other assets	0	5,768	0	5,768	5,768
Total assets	$1,618	$99,022	$318,365	$419,005	$415,680
Liabilities:
Policyholders’ account balances - investment contracts	$0	$179,246	$41,702	$220,948	$221,407
Cash collateral for loaned securities	0	15,208	0	15,208	15,208
Payables to parent and affiliates	0	21,673	0	21,673	21,673
Other liabilities	0	39,561	0	39,561	39,561
Total liabilities	$0	$255,688	$41,702	$297,390	$297,849

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(1)
The information presented as of December 31, 2017 , excludes certain hedge funds, private equity funds and other funds that were accounted for using the cost method and for which the fair value was measured at NAV per share (or its equivalent) as a practical expedient. The fair value and the carrying value of these cost method investments were $2.3 million and $2.6 million, respectively. Due to the adoption of ASU 2016-01 effective January 1, 2018, these assets are carried at fair value at each reporting date with changes in fair value reported in “Other income.” Therefore, as of December 31, 2018 , these assets are excluded from this table but are reported in the fair value recurring measurement table.

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life, and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as reinsurance recoverables, unsettled trades and accounts receivable.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2018	2017	2016
	(in thousands)
Balance, beginning of year	$145,451	$135,759	$468,743
Capitalization of commissions, sales and issue expenses	30,742	24,599	29,954
Amortization- Impact of assumption and experience unlocking and true-ups	(6,328)	(2,875)	17,216
Amortization- All other	(9,644)	(9,663)	(64,443)
Change in unrealized investment gains and losses	5,257	(2,369)	(1,140)
Other(1)	0	0	(314,571)
Balance, end of year	$165,478	$145,451	$135,759

(1)	Represents ceded DAC upon reinsurance agreement with Prudential Insurance in 2016. See Note 1 and Note 9 for additional information.
7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2018	2017
	(in thousands)
Life insurance	$1,299,165	$1,204,698
Individual annuities and supplementary contracts	27,619	26,548
Other contract liabilities	493,308	475,938
Total future policy benefits	$1,820,092	$1,707,184
Life insurance liabilities include reserves for death benefits. Individual annuities and supplementary contract liabilities include reserves for life contingent immediate annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.3% to 7.0%.
Future policy benefits for individual annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present value range from 0.0% to 7.3%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the above table. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 3.1% to 4.4%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2018	2017
	(in thousands)
Interest-sensitive life contracts	$1,767,831	$1,572,432
Individual annuities	345,790	307,720
Guaranteed interest accounts	22,088	24,173
Other	179,249	179,257
Total policyholders’ account balances	$2,314,958	$2,083,582
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates for interest-sensitive life contracts range from 0.9% to 4.5%. Interest crediting rates for individual annuities range from 0.0% to 4.9%. Interest crediting rates for guaranteed interest accounts range from 1% to 4.8%. Interest crediting rates range from 0.5% to 3.5% for other.
8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2018 and 2017, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2018		December 31, 2017
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$7,954,281	N/A	$8,434,750	N/A
Net amount at risk	$66,895	N/A	$2,201	N/A
Average attained age of contractholders	66 years	N/A	65 years	N/A
Minimum return or contract value
Account value	$1,820,257	$9,082,737	$2,079,318	$9,746,948
Net amount at risk	$148,719	$381,856	$3,442	$134,518
Average attained age of contractholders	68 years	66 years	67 years	65 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Balances are gross of reinsurance.

(2)	Includes income and withdrawal benefits.

	December 31, 2018	December 31, 2017(1)
	In the Event of Death
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$768,008	$813,094
General account value	$943,528	$811,784
Net amount at risk	$18,364,626	$17,296,789
Average attained age of contractholders	54 years	55 years

(1)	Balances are gross of reinsurance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2018	December 31, 2017(1)
	(in thousands)
Equity funds	$4,884,603	$5,654,716
Bond funds	4,419,587	4,369,355
Money market funds	145,921	203,033
Total	$9,450,111	$10,227,104

(1)	Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $324 million at December 31, 2018 and $287 million at December 31, 2017 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features were invested in general account investment options. For the years ended December 31, 2018, 2017 and 2016, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB, and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB, and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

	GMDB		GMIB	GMWB/GMIWB/GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity

	(in thousands)
Balance at December 31, 2015	$10,581	$84,176	$1,446	$449,072	$545,275
Incurred guarantee benefits(1)	660	54,869	(300)	(14,359)	40,870
Paid guarantee benefits	(532)	(5,399)	(25)	0	(5,956)
Change in unrealized investment gains and losses	(74)	3,673	(5)	0	3,594
Balance at December 31, 2016	10,635	137,319	1,116	434,713	583,783
Incurred guarantee benefits(1)	893	47,907	(570)	37,443	85,673
Paid guarantee benefits	(154)	(250)	(11)	0	(415)
Change in unrealized investment gains and losses	161	11,265	2	0	11,428
Balance at December 31, 2017	11,535	196,241	537	472,156	680,469
Incurred guarantee benefits(1)	1,913	52,918	10	16,669	71,510
Paid guarantee benefits	(964)	(5,636)	0	0	(6,600)
Change in unrealized investment gains and losses	(216)	(18,681)	(4)	0	(18,901)
Balance at December 31, 2018	$12,268	$224,842	$543	$488,825	$726,478

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2015	$63,043
Capitalization	100
Amortization- Impact of assumption and experience unlocking and true-ups	1,035
Amortization- All other	(13,203)
Change in unrealized investment gains (losses)	(383)
Other(1)	(50,592)
Balance at December 31, 2016	0

(1)	Represents ceded DSI upon reinsurance agreement with Prudential Insurance in 2016. See Note 1 and Note 9 for additional information.
There were no deferred sales inducements balances at December 31, 2018 and 2017 because they were fully ceded.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

9.    REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Term Reinsurance Company (“Term Re”) and Dryden Arizona Reinsurance Term Company ("DART"), its parent companies, Pruco Life and Prudential Insurance, as well as third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate the Company's capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.
Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into a reinsurance agreement to transfer the risk related to living benefit guarantees on variable annuities to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Statements of Financial Position as of December 31, were as follows:

	2018	2017
	(in thousands)
Reinsurance recoverables	$2,723,518	$2,480,848
Policy loans	(17,297)	(16,065)
Deferred policy acquisition costs	(754,569)	(708,740)
Deferred sales inducements	(52,875)	(58,399)
Other assets	17,959	19,159
Other liabilities	65,225	56,232
The reinsurance recoverables by counterparty are broken out below:

	December 31, 2018	December 31, 2017
	(in thousands)
Prudential Insurance	$924,847	$859,122
PAR U	922,904	814,408
PARCC	480,627	485,809
PAR Term	205,972	188,756
Term Re	156,303	116,869
Pruco Life	15,013	13,671
DART	13,367	0
Unaffiliated	4,485	2,213
Total reinsurance recoverables	$2,723,518	$2,480,848

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2018	2017	2016
	(in thousands)
Premiums:
Direct	$238,622	$231,167	$217,375
Ceded	(225,615)	(217,200)	(252,050)
Net premiums	13,007	13,967	(34,675)
Policy charges and fee income:
Direct	361,697	409,874	273,121
Ceded(1)	(299,130)	(365,671)	(206,575)
Net policy charges and fee income	62,567	44,203	66,546
Net investment income:
Direct	68,467	67,243	72,561
Ceded	(656)	(592)	(536)
Net investment income	67,811	66,651	72,025
Asset administration fees:
Direct	36,214	38,743	34,847
Ceded	(30,858)	(29,668)	(20,489)
Net asset administration fees	5,356	9,075	14,358
Realized investment gains (losses), net:
Direct	70,414	41,810	89,216
Ceded	(79,687)	(55,848)	(788)
Realized investment gains (losses), net	(9,273)	(14,038)	88,428
Policyholders’ benefits (including change in reserves):
Direct	296,335	291,003	289,066
Ceded(2)	(276,506)	(278,748)	(287,081)
Net policyholders’ benefits (including change in reserves)	19,829	12,255	1,985
Interest credited to policyholders’ account balances:
Direct	67,490	54,624	55,928
Ceded	(31,554)	(21,665)	(12,000)
Net interest credited to policyholders’ account balances	35,936	32,959	43,928
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	$(161,905)	$(165,870)	$(78,200)

(1)	"Policy charges and fee income ceded" includes $(4) million, $(4) million and $(3) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
"Policyholders' benefits (including change in reserves) ceded" includes $(4) million, $(0.2) million and $(0.8) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2018	2017	2016
	(in thousands)
Direct gross life insurance face amount in force	$140,943,939	$136,020,588	$129,865,065
Reinsurance ceded	(128,863,466)	(123,974,595)	(118,390,153)
Net life insurance face amount in force	$12,080,473	$12,045,993	$11,474,912

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Information regarding significant affiliated reinsurance agreements is described below.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement was terminated for certain new business, primarily Universal Life business, and such business was reinsured to Pruco Life under a yearly renewable term reinsurance agreement. Effective April 1, 2016 the Company entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.
PAR U
Effective July 1, 2012, the Company reinsures an amount equal to 95% of all risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, excluding those policies that are subject to principles-based reserving.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
PAR Term
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Pruco Life
Effective July 1, 2017, the Company entered into a yearly renewable term reinsurance agreement with Pruco Life for new business, primarily covering Universal Life policies. Under this agreement the majority of all mortality risk is ceded to Pruco Life. The Company also reinsures certain Corporate Owned Life Insurance (“COLI”) policies with Pruco Life. Through March 31, 2016, the Company reinsured Prudential Defined Income ("PDI") living benefit guarantees with Pruco Life. Effective April 1, 2016, the Company recaptured PDI living benefit guarantees from Pruco Life and reinsured them with Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018.
Pruco Re
Through March 31, 2016, the Company entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit guarantees sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$8,435	$4,514	$6,701
Total	8,435	4,514	6,701
Deferred tax expense (benefit):
U.S. Federal	(8,488)	(10,452)	7,534
Total	(8,488)	(10,452)	7,534
Total income tax expense (benefit) from operations	(53)	(5,938)	14,235
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(14,464)	10,084	205
Additional paid-in capital	0	471	93
Total income tax expense (benefit)	$(14,517)	$4,617	$14,533
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Expected federal income tax expense	$6,559	$10,262	$32,702
Non-taxable investment income	(5,171)	(15,687)	(14,883)
Tax credits	(3,525)	(2,611)	(2,734)
Domestic production activities deduction, net	0	(1,045)	(949)
Changes in tax law	(61)	2,507	0
Settlements with taxing authorities	2,098	0	0
Other	47	636	99
Reported income tax expense (benefit)	$(53)	$(5,938)	$14,235
Effective tax rate	(0.2)%	(20.3)%	15.2%

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes.” The Company’s effective tax rate for fiscal years 2018, 2017 and 2016 was (0.2)%, (20.3)% and 15.2%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and the Company's effective tax rate during the periods presented:
Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:
Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $2.5 million tax expense in “Total income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $0.1 million decrease in income tax expense for a total of $2.4 million recognized from the reduction in net deferred tax assets to reflect the reduction in the U.S. tax rate from 35% to 21%.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $5 million of the total $5 million of 2018 non-taxable investment income, $15 million of the total $16 million of 2017 non-taxable investment income, and $15 million of the total $15 million of 2016 non-taxable investment income. The DRD for the current period was estimated using information from 2017, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2018	2017
	(in thousands)
Deferred tax assets:
Insurance reserves	$19,049	$14,868
Net Unrealized gain on securities	4,077	0
Deferred policy acquisition costs	6,653	7,297
Other	440	0
Deferred tax assets	30,219	22,165
Deferred tax liabilities:
Net unrealized gains on securities	0	12,124
Investments	5,364	8,070
Other	0	17
Deferred tax liabilities	5,364	20,211
Net deferred tax asset (liability)	$24,855	$1,954

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The company had no valuation allowance as of December 31, 2018, and 2017. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s "Income (loss) from operations before income taxes" includes income from domestic operations of $31 million, $29 million and $93 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2018	2017	2016
	(in thousands)
Balance at January 1,	$3,019	$948	$0
Increases in unrecognized tax benefits-prior years	0	1,237	474
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	834	474
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	(3,019)	0	0
Balance at December 31,	$0	$3,019	$948
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$3,019	$948
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2018, the Company remains subject to examination in the U.S. for tax years 2015 through 2017.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax return is filed.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

11.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2015	$(69)	$11,850	$11,781
Change in OCI before reclassifications	(1)	(1,738)	(1,739)
Amounts reclassified from AOCI	0	2,324	2,324
Income tax benefit (expense)	0	(205)	(205)
Balance, December 31, 2016	$(70)	$12,231	$12,161
Change in OCI before reclassifications	43	31,228	31,271
Amounts reclassified from AOCI	0	982	982
Income tax benefit (expense)	(15)	(10,069)	(10,084)
Balance, December 31, 2017	$(42)	$34,372	$34,330
Change in OCI before reclassifications	(1,187)	(66,171)	(67,358)
Amounts reclassified from AOCI	0	(1,521)	(1,521)
Income tax benefit (expense)	248	14,216	14,464
Cumulative effect of adoption of ASU 2016-01	0	(175)	(175)
Cumulative effect of adoption of ASU 2018-02	(8)	5,901	5,893
Balance, December 31, 2018	$(989)	$(13,378)	$(14,367)

(1)	Includes cash flow hedges of $2 million, $(5) million and $5 million as of December 31, 2018, 2017 and 2016, respectively.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$1,693	$(127)	$2,212
Net unrealized investment gains (losses) on available-for-sale securities(4)	(172)	(855)	(4,536)
Total net unrealized investment gains (losses)	1,521	(982)	(2,324)
Total reclassifications for the period	$1,521	$(982)	$(2,324)

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale, certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(1)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(2)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2015	$211	$194	$139	$(191)	$353
Net investment gains (losses) on investments arising during the period	(13)	0	0	5	(8)
Reclassification adjustment for (gains) losses included in net income	(51)	0	0	18	(33)
Reclassification adjustment for OTTI losses excluded from net income	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(32)	0	11	(21)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholder's account balances and other liabilities	0	0	(5)	2	(3)
Balance, December 31, 2016	$147	$162	$134	$(155)	$288
Net investment gains (losses) on investments arising during the period	23	0	0	(7)	16
Reclassification adjustment for (gains) losses included in net income	(12)	0	0	4	(8)
Reclassification adjustment for OTTI losses excluded from net income	4	0	0	(1)	3
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(225)	0	80	(145)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholder's account balances and other liabilities	0	0	(25)	9	(16)
Balance, December 31, 2017	$162	$(63)	$109	$(70)	$138
Net investment gains (losses) on investments arising during the period	3	0	0	(1)	2
Reclassification adjustment for (gains) losses included in net income	(22)	0	0	5	(17)
Reclassification adjustment for OTTI losses excluded from net income	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	9	0	(2)	7
Impact of net unrealized investment (gains) losses on future policy benefits, policyholder's account balances and other liabilities	0	0	(67)	14	(53)
Balance, December 31, 2018	$143	$(54)	$42	$(54)	$77

(1)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(2)	"Other liabilities" primarily includes reinsurance payables.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(1)	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2015	$22,795	$(8,588)	$3,479	$(6,189)	$11,497
Net investment gains (losses) on investments arising during the period	(1,856)	0	0	650	(1,206)
Reclassification adjustment for (gains) losses included in net income	(2,273)	0	0	796	(1,477)
Reclassification adjustment for OTTI losses excluded from net income	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	2,180	0	(764)	1,416
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	2,636	(923)	1,713
Balance, December 31, 2016	$18,666	$(6,408)	$6,115	$(6,430)	$11,943
Net investment gains (losses) on investments arising during the period	34,845	0	0	(10,920)	23,925
Reclassification adjustment for (gains) losses included in net income	(970)	0	0	304	(666)
Reclassification adjustment for OTTI losses excluded from net income	(4)	0	0	1	(3)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	6,443	0	(2,293)	4,150
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(7,869)	2,754	(5,115)
Balance, December 31, 2017	$52,537	$35	$(1,754)	$(16,584)	$34,234
Net investment gains (losses) on investments arising during the period	(68,532)	0	0	14,392	(54,140)
Reclassification adjustment for (gains) losses included in net income	(1,499)	0	0	315	(1,184)
Reclassification adjustment for OTTI losses excluded from net income	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	3,134	0	(658)	2,476
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(718)	151	(567)
Cumulative effect of adoption of ASU 2016-01	(270)	0	0	95	(175)
Cumulative effect of adoption of ASU 2018-02	0	0	0	5,901	5,901
Balance, December 31, 2018	$(17,764)	$3,169	$(2,472)	$3,612	$(13,455)

(1)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

(2)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(3)	"Other liabilities" primarily includes reinsurance payables.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income of the Company amounted to $33 million, $33 million and $81 million for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory surplus of the Company amounted to $234 million and $223 million at December 31, 2018 and 2017, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $32 million in 2019 without prior approval. The Company paid dividends to Pruco Life of $0 million, $100 million and $241 million in 2018, 2017 and 2016 respectively.
13. RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. "General and administrative expenses" include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock based-awards program was $0.1 million for each of the years ended December 31, 2018, 2017 and 2016. The expense charged to the Company for the deferred compensation program was $0.7 million, $1 million and $0.9 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $3 million for each of the years ended December 31, 2018, 2017 and 2016.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $3 million, $4 million and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $1 million for each of the years ended December 31, 2018, 2017 and 2016.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $73 million, $62 million and $71 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $8 million, $8 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Corporate Owned Life Insurance
The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,239 million at December 31, 2018 and $2,244 million at December 31, 2017. Fees related to these COLI policies were $25 million, $25 million and $23 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company retains 10% of the mortality risk associated with these COLI policies up to $0.1 million per policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $2 million for each of the years ended December 31, 2018, 2017 and 2016. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $33 million and $29 million as of December 31, 2018 and 2017, respectively. "Net investment income" related to these ventures includes a gain of $0.3 million, $2 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $31 million, $29 million and $26 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from PGIM Investments related to this agreement was $5 million, $9 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income (Loss).

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2018	2017
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$6,001	$6,047
U.S. dollar fixed rate notes	2026	-	2027	0.00%	-	14.85%	2,823	3,330
Total long-term notes receivable - affiliated(1)							$8,824	$9,377

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.1 million at both December 31, 2018 and 2017, and is included in “Other assets”. Revenues related to these loans were $0.3 million, $0.3 million and $0.4 million for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in “Other income”.
Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" (“APIC”) and "Realized investment gains (losses), net", respectively. The table below shows affiliated assets trades for the year ended December 31, 2018 and 2017:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/(Decrease)
				(in thousands)
Prudential Insurance	June 2017	Sale	Fixed Maturities & Short-Term Investments	$16,965	$16,515	$293
Prudential Insurance	June 2017	Sale	Commercial Mortgages	$43,198	$42,301	$584
Gibraltar Universal Life Reinsurance Company	May 2018	Purchase	Fixed Maturities	$17,904	$17,904	$0
Debt Agreements
The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company reassigned all the remaining debt to Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. As of December 31, 2018 and 2017, there was no debt outstanding.
The total interest expense to the Company related to loans payable to affiliates was $0.0 million, $0.0 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Contributed Capital and Dividends
In March of 2018, 2017 and 2016, the Company received capital contributions in the amount of $1 million from Pruco Life.
Through 2018, the Company did not pay any dividend. In June of 2017 and April of 2016, the Company paid a dividend in the amount of $100 million and $241 million, respectively, to Pruco Life.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial loans. As of December 31, 2018, there were no outstanding commitments to fund commercial loans, and $2 million as of December 31, 2017. The Company has made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2018 and 2017, $41 million and $33 million, respectively, of these commitments were outstanding.
Contingent Liabilities
On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2018, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $10 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million. Annualized new business premiums include 100% of scheduled first year premiums for policies sold during this period.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties. In December 2017, NJDOBI ended its investigation and concluded that there was no evidence of improper activity by Prudential regarding the sale and marketing of MyTerm policies to Wells Fargo customers. In November 2018, the Company and Wells Fargo resolved the Company’s claims emanating from the MyTerm distribution agreement. This matter is now closed.
Unclaimed Property
In 2011 the New York Attorney General subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, in 2011 the New York Office of Unclaimed Funds commenced an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the Securities and Exchange Commission ("SEC") and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.
The DOL's review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of the discussions with the SEC regarding the foreign tax reclaim matter or the possible settlement of the securities lending matter.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2018 and 2017 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2018
Total revenues	$41,606	$40,709	$22,789	$35,368
Total benefits and expenses	30,839	33,648	15,100	29,657
Income (loss) from operations before income taxes	10,767	7,061	7,689	5,711
Net income (loss)	$10,020	$6,316	$7,539	$7,406
2017
Total revenues	$37,242	$26,479	$24,995	$35,253
Total benefits and expenses	30,636	20,711	16,722	26,581
Income (loss) from operations before income taxes	6,606	5,768	8,273	8,672
Net income (loss)	$6,156	$8,511	$11,309	$9,281

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company of New Jersey:
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Pruco Life Insurance Company of New Jersey (the "Company") as of December 31, 2018 and 2017, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2018 including the related notes and financial statement schedules listed in the index appearing under Item 15 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which its accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018 and the manner in which it accounts for certain reinsurance costs in 2017.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 13 to the financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 7, 2019

We have served as the Company's auditor since 1996.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)
Financial Statements of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2)
Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2018 and 2017, and the related Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2018, and the related Notes and Financial Statement Schedules appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits:

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. (Note 2)

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)	Distribution and Underwriting Agreement by and among Pruco Life Insurance Company of New Jersey (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). (Note 3)

(b) (1)	Specimen Affiliated Insurer Amendment to Selling Agreement. (Note 6)

(b) (2)	List of Broker Dealers selling under original Selling Agreement. (Note 8)

(b) (3)	List of Broker Dealers that executed Amendment to Selling Agreement (Note 8).

(4) (a)	Form of Prudential Premier Retirement Variable Annuity L Series, B Series and C Series Base Contracts. (Note 9)

(4) (b)	Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13)-NY (includes schedule pages P-SCH-HD(2-13)-NY. (Note 10)

(4) (c)	Form of Highest Daily Lifetime Income Benefit v2.1 w/HADB rider P-RID-HD-HAB(2-13)-NY( includes schedule pages P-SCH-HD-HAB)-NY. (Note 10)

(4) (d)	Form of Individual Retirement Annuity Endorsement P-END-IRA NY (02/10). (Note 6)

(4) (e)	Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH NY (02/10). (Note 6)

(4) (f)	Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN NY (02/10). (Note 6)

(4) (g)	Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN NY (02/10). (Note 6)

(4) (h)	Amendatory Tax Endorsement. (Note 12)

(4)(i)	Form of Highest Daily Lifetime Income v3.0 Benefit Rider P-RID-HD(2/14)-NY. (Note 13)

(4)(j)	Form of Highest Daily Lifetime Income v3.0 Benefit Schedule Supplement P-SCH-HD(2/14)-NY. (Note 13)

(4)(k)	Form of Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit Rider P-RID-HD-HAB(2/14)-NY. (Note 13)

(4)(l)	Form of Highest Daily Lifetime Income v3.0 with Highest Annual Death Benefit Schedule Supplement P-SCH-HD-HAB(2/14)-NY. (Note 13)

5 (a)	Form of Application for the Contract ORD202826-NY Rev (2/13) and Beneficiary Contract ORD202828-NY. (Note 10)

5 (b)	Form of Application for Contract ORD202826-NY Rev (2/14). (Note 13)

(6)(a)	Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended. (Note 4)

(b)	By-laws of Pruco Life Insurance Company of New Jersey. (Note 5)

(c)	Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012. (Note 11)

(7)	Contracts of reinsurance. (Not Applicable)

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)
Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. . (Note 6)

(b)	Shareholder Information Agreement (Sample Rule 22c-2). (Note 7)

(c)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company of New Jersey. (Note 12)

(d)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company of New Jersey, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC (Note 14)

(9)	Opinion of Counsel. (Note 10)

(10)	Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11)	All financial statements omitted from Item 23, Financial Statements—Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)	Powers of Attorney:
(a) Power of Attorney for Caroline A. Feeney (Note 15)
(b) Power of Attorney for Salene Hitchcock-Gear (Note 15)
(c) Power of Attorney for Christine Knight (Note 15)
(d) Power of Attorney for Kent D. Sluyter(Note 15)
(e) Power of Attorney for Candace J. Woods (Note 15)
(f) Power of Attorney for John Chieffo (Note 15)
(g) Power of Attorney for Nandini Mongia (Note 15)

(Note 1)	Filed Herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 3)
Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Form S-6, Registration No. 002-89780, filed April 28,1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 5)	Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 6)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 7)
Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 8)
Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-162678, filed April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 9)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 10)
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-184892, filed January 23, 2013, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 11) Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(Note 12)
Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4, Registration Statement No. 333-184892, filed April 12, 2013, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 13)
Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4, Registration Statement No. 333-184892, filed December 9, 2013, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 14)	Incorporated by reference to Post-Effective Amendment No. 9 to Registration No. 333-184892, filed April 9, 2018 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 15)	Incorporated by reference to Post-Effective Amendment No. 11 to Registration No. 333-184892, filed April 8, 2019 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Kent D. Sluyter One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Christine Knight 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Arthur W. Wallace One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Actuary and Appointed Actuary
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 15, 2019, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of July 31, 2019, there were 23,671 Qualified contract owners and 8,907 Non-Qualified contract owners of the B series, there were 7,492 Qualified contract owners and 3,324 Non-Qualified contract owners of the L series, and there were 561 Qualified contract owners and 366 Non-Qualified contract owners of the C series.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Karen L. Stockla One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:

(c)	Commissions received by PAD during 2018 with respect to all individual annuities issued by Pruco Life of New Jersey.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$73,232,387.43	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 18th day of September 2019.

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer
SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Kent D. Sluyter*	Director, President and Chief Executive Officer	September 18, 2019
Kent D. Sluyter
John Chieffo*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	September 18, 2019
John Chieffo
Christine Knight*	Director	September 18, 2019
Christine Knight
Nandini Mongia*	Director	September 18, 2019
Nandini Mongia
Candace J. Woods*	Director	September 18, 2019
Candace J. Woods
Salene Hitchcock-Gear*	Director	September 18, 2019
Salene Hitchcock-Gear
Caroline A. Feeney*	Director	September 18, 2019
Caroline A. Feeney

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

(10)	Written Consent of Independent Registered Public Accounting Firm.